UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

Master Extended Market Index Series

Annual Report, December 31, 2005

A Discussion With Your Fund's Portfolio Managers

Amid a volatile investing environment, Master Extended Market Index Series managed to outpace the return of the benchmark Wilshire 4500 (Full Cap) Index for the year.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2005, Master Extended Market Index Series had a net total return of +10.58% (master level). For the same period, the benchmark Wilshire 4500 (Full Cap) Index returned +10.28%.

As the returns indicate, the Series met its objective of closely tracking the performance of the Wilshire 4500 (Full Cap) Index and, in fact, exceeded the Index's return for the year. The Wilshire 4500 (Full Cap) measures the performance of stocks in the Wilshire 5000 (Full Cap) Index minus the stocks found in the Standard & Poor's 500 (S&P 500) Index. As the value of the Wilshire 4500 (Full Cap) fluctuated during the past 12 months, the portfolio's performance generally tracked that of the Index.

The U.S. equity markets exhibited substantial volatility over the 12-month period, moving sideways for much of the year. The period got off to a rough start after a very strong fourth quarter of 2004. Economically sensitive and small-capitalization stocks fared the worst out of the gate. January 2005 was characterized by mixed economic data, higher interest rates, disappointing corporate earnings reports and climbing oil prices. In February, the market reversed course and performed well, even as productivity growth slowed and oil prices continued to climb. By March, however, stock prices resumed their downward slide, hurt by a combination of a worse-than-expected trade deficit, mixed economic news, continued-high oil prices and rising interest rates.

In April, retail sales, payroll data, and consumer and business sentiment weakened. For most of the month, equity markets were dogged by continuing inflationary concerns, particularly as the price of oil climbed above $57 per barrel. The month closed with the release of March data indicating a particularly large jump in the Consumer Price Index, worrying investors concerned about the prospect of higher interest rates. May brought the announcement of slower-than-expected economic growth (with 3.1% gross domestic product growth in the first quarter). But despite concerns about slower economic activity, decelerating corporate profit growth and high oil prices, first-quarter earnings reports remained strong, leading to a stock market rally. June, however, brought a slowdown in the equity market as further worries about a slower economy dampened markets.

July was an impressive month for equity performance. The market was able to overcome the drag provided by a strong dollar, higher energy prices and a major terrorist attack in London. That attack caused an immediate 4% drop in the S&P 500 Index. However, investors quickly rebounded, and the market losses were recovered only one day later. August brought another reversal, as higher oil prices continued to engender fears of economic weakness. In the aftermath of Hurricane Katrina, the price of oil reached $70 per barrel. The market turned slightly positive in September as improved profits in the energy sector offset weakness in the retail, transportation, tourism and insurance sectors.

Stock prices slid again in October amid continued signs of a slower economy and renewed concerns about inflation. Despite economic growth of 4.1% for the third quarter of 2005, short-term interest rates rose, oil prices remained historically high and consumer confidence declined. In November, equities were resilient in the face of further interest rate hikes, high energy prices and the strength of the U.S. dollar, which cut into the profits of domestic companies that do business internationally. Stock values rebounded as companies' strong productivity and high profit margins led to solid earnings growth, and as oil prices fell to the mid-$50 per barrel range. After nearly six weeks of stock market gains, equity performance was uninspiring in December, with thin trading volumes causing volatile movements in stock prices. Compounding the mixed results and leaving investors uncertain about the direction of the economy in 2006 was the fact that the yield curve inverted at the end of December. That is, long-term bond yields fell below short-term yields, historically a harbinger of an economic downturn.

As expected, interest rates moved considerably during the period as the yield curve flattened and, ultimately, inverted at the close of 2005. The Federal Reserve Board continued its "measured" pace of monetary tightening by raising the federal funds rate in 25 basis point increments eight times in 2005. This brought the target short-term interest rate to 4.25% by year-end.

What changes were made to the portfolio during the period?

The portfolio's investment strategy is to replicate the composition of the Wilshire 4500. When Dow Jones -- which manages the Index -- made changes to the Index composition, we made appropriate adjustments, purchasing and selling securities to maintain the portfolio's objective of replicating the risks and return of the benchmark.

How would you characterize the portfolio's position at the close of the period?

After several years of above-average growth, the economy and corporate earnings are likely to slow in 2006. Against this backdrop, the portfolio remains positioned to match the risk characteristics of its benchmark, whatever direction the market takes.

Vincent J. Costa, CFA
Vice President and Co-Portfolio Manager

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 9, 2006

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%              200       Aerosonic Corp. (a)                                                     $      1,290
                            1,900       Armor Holdings, Inc. (a)                                                      81,035
                            2,900       Crane Co.                                                                    102,283
                            1,500       Cubic Corp.                                                                   29,940
                            1,681       DRS Technologies, Inc.                                                        86,437
                            2,200       EDO Corp.                                                                     59,532
                            1,800       ESCO Technologies, Inc. (a)                                                   80,082
                            2,482       Engineered Support Systems, Inc.                                             103,350
                            1,200       EnPro Industries, Inc. (a)                                                    32,340
                              700       Esterline Technologies Corp. (a)                                              26,033
                            6,600       Garmin Ltd. (f)                                                              437,910
                            3,100       GenCorp, Inc. (a)                                                             55,025
                            1,792       Heico Corp. Class A                                                           36,772
                            2,700       KVH Industries, Inc. (a)                                                      26,406
                            1,500       Kaman Corp. Class A                                                           29,535
                              400       MTC Technologies, Inc. (a)                                                    10,952
                            1,200       Metrologic Instruments, Inc. (a)                                              23,112
                              700       SatCon Technology Corp. (a)                                                    1,050
                              500       Spacehab, Inc. (a)                                                               350
                            1,900       Teledyne Technologies, Inc. (a)                                               55,290
                               41       Timco Aviation Services, Inc. (a)                                                189
                            3,400       Trimble Navigation Ltd. (a)                                                  120,666
                            2,100       Veeco Instruments, Inc. (a)                                                   36,393
                                                                                                                ------------
                                                                                                                   1,435,972
----------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.4%        1,900       AAR Corp. (a)                                                                 45,505
                           10,200       AMR Corp. (a)(f)                                                             226,746
                            3,500       Airtran Holdings, Inc. (a)                                                    56,105
                            1,500       Alaska Air Group, Inc. (a)                                                    53,580
                            1,800       Aviall, Inc. (a)                                                              51,840
                            1,200       Aviation General, Inc. (a)                                                         0
                            4,870       Continental Airlines, Inc. Class B (a)                                       103,731
                            2,595       EGL, Inc. (a)                                                                 97,494
                            1,600       ExpressJet Holdings, Inc. (a)                                                 12,944
                            2,700       FLYi, Inc. (a)(f)                                                                 76
                            2,100       Frontier Airlines, Inc. (a)                                                   19,404
                              700       Great Lakes Aviation Ltd. (a)                                                    567
                            7,302       Hawaiian Holdings, Inc. (a)                                                   29,135
                            7,875       JetBlue Airways Corp. (a)                                                    121,118
                              900       LMI Aerospace, Inc. (a)                                                       12,762
                            1,200       MAIR Holdings, Inc. (a)                                                        5,652
                            1,900       Mesa Air Group, Inc. (a)                                                      19,874
                              800       Midwest Air Group, Inc. (a)                                                    4,512
                            5,100       Northwest Airlines Corp. (a)                                                   2,754
                              700       Petroleum Helicopters Non-Voting Shares (a)                                   21,861
                            1,300       Pinnacle Airlines Corp. (a)                                                    8,671
                              100       Republic Airways Holdings, Inc. (a)                                            1,520
                            3,500       Skywest, Inc.                                                                 94,010
                           17,005       UAL Corp. (a)(f)                                                              16,070
                            3,258       US Airways Group, Inc. (a)                                                   121,002
                              200       Vanguard Airlines, Inc. (a)                                                        0
                                                                                                                ------------
                                                                                                                   1,126,933
----------------------------------------------------------------------------------------------------------------------------
Apparel - 0.9%              2,850       Aeropostale, Inc. (a)                                                         74,955
                            3,400       Ashworth, Inc. (a)                                                            28,730
                            6,250       bebe Stores, Inc.                                                             87,688

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,200       Brown Shoe Co., Inc.                                                    $     50,916
                              700       The Buckle, Inc.                                                              22,568
                              900       Cache, Inc. (a)                                                               15,588
                              400       Cherokee, Inc.                                                                13,756
                            2,400       Columbia Sportswear Co. (a)                                                  114,552
                            4,300       DHB Industries, Inc. (a)                                                      19,221
                            1,500       Deckers Outdoor Corp. (a)(f)                                                  41,430
                            2,600       dELiA*s, Inc. (a)                                                             21,580
                              600       Escalade, Inc.                                                                 7,062
                              600       Finlay Enterprises, Inc. (a)                                                   5,862
                            4,117       Fossil, Inc. (a)                                                              88,557
                            1,800       GSI Commerce, Inc. (a)                                                        27,162
                            1,700       Guess?, Inc. (a)                                                              60,520
                              600       Hampshire Group Ltd. (a)                                                      14,281
                            2,100       Hartmarx Corp. (a)                                                            16,401
                            4,600       Iconix Brand Group, Inc. (a)                                                  46,874
                            1,900       The J. Jill Group, Inc. (a)                                                   36,157
                            1,325       Jos. A. Bank Clothiers, Inc. (a)                                              57,518
                            1,600       K-Swiss, Inc. Class A                                                         51,904
                            1,600       Kellwood Co.                                                                  38,208
                            1,100       Kenneth Cole Productions, Inc. Class A                                        28,050
                              500       Lacrosse Footwear, Inc. (a)                                                    5,415
                            1,000       Magic Lantern Group, Inc. (a)                                                      0
                              800       Mossimo, Inc. (a)                                                              4,320
                              300       Mothers Work, Inc. (a)                                                         3,834
                            2,000       New York & Co. (a)                                                            42,400
                            1,600       Oxford Industries, Inc.                                                       87,520
                              600       Perry Ellis International, Inc. (a)                                           11,400
                            2,000       Phillips-Van Heusen Corp.                                                     64,800
                            1,000       Phoenix Footwear Group, Inc. (a)                                               5,250
                            5,300       Polo Ralph Lauren Corp.                                                      297,542
                            1,400       Quaker Fabric Corp. (a)                                                        3,010
                            7,500       Quiksilver, Inc. (a)                                                         103,800
                            1,000       Rocky Shoes & Boots, Inc. (a)                                                 24,360
                            2,400       Russell Corp.                                                                 32,304
                            2,300       Skechers U.S.A., Inc. Class A (a)                                             35,236
                            1,500       Stage Stores, Inc.                                                            44,670
                              800       Steven Madden Ltd.                                                            23,384
                            2,400       Stride Rite Corp.                                                             32,544
                            1,500       Superior Uniform Group, Inc.                                                  15,375
                              200       Tandy Brands Accessories, Inc.                                                 2,400
                            4,000       Timberland Co. Class A (a)                                                   130,200
                            2,700       True Religion Apparel, Inc. (a)                                               41,580
                            3,200       Unifi, Inc. (a)                                                                9,728
                            1,400       Volcom Inc. (a)                                                               47,614
                            2,700       The Warnaco Group, Inc. (a)                                                   72,144
                              300       Weyco Group, Inc.                                                              5,730
                            1,300       Wilsons The Leather Experts (a)                                                4,719
                            3,600       Wolverine World Wide, Inc.                                                    80,856
                                                                                                                ------------
                                                                                                                   2,201,675
----------------------------------------------------------------------------------------------------------------------------
Banks - 4.6%                  800       Alabama National Bancorporation                                               51,808
                              200       Ameriana Bancorp                                                               2,590
                              400       American National Bankshares, Inc.                                             9,304
                              600       AmericanWest Bancorp (a)                                                      14,178
                              720       Ameris Bancorp                                                                14,285
                              444       Arrow Financial Corp.                                                         11,611

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            7,759       Associated Banc-Corp.                                                   $    252,555
                            1,200       BCSB Bankcorp, Inc.                                                           15,000
                            1,000       The Banc Corp. (a)                                                            11,410
                              400       Bancfirst Corp.                                                               31,600
                            4,100       Bancorpsouth, Inc.                                                            90,487
                            3,800       Bank Mutual Corp.                                                             40,280
                              525       Bank of Granite Corp.                                                          9,728
                            3,500       Bank of Hawaii Corp.                                                         180,390
                            3,500       BankAtlantic Bancorp, Inc. Class A                                            49,000
                              200       Bar Harbor Bankshares                                                          5,264
                              300       Berkshire Bancorp, Inc.                                                        5,025
                            2,500       Boston Private Financial Holdings, Inc.                                       76,050
                            3,499       Brookline Bancorp, Inc.                                                       49,581
                              500       Bryn Mawr Bank Corp.                                                          10,730
                              800       CFS Bancorp, Inc.                                                             11,440
                              300       Camden National Corp.                                                          9,864
                            1,100       Capital Bank Corp.                                                            16,885
                              625       Capital City Bank Group, Inc.                                                 21,431
                              420       Capitol Bancorp Ltd.                                                          15,725
                            4,640       Capitol Federal Financial                                                    152,842
                              210       Carrollton Bancorp                                                             3,035
                            1,000       Cascade Bancorp                                                               23,180
                              400       Cavalry Bancorp, Inc.                                                          9,528
                              546       Center Bancorp, Inc.                                                           5,984
                              727       Central Coast Bancorp (a)                                                     17,986
                            1,300       Century Bancorp, Inc. Class A                                                 38,051
                            1,113       Chemical Financial Corp.                                                      35,349
                            2,333       Chittenden Corp.                                                              64,881
                            3,300       Citizens Banking Corp.                                                        91,575
                            2,428       Citizens South Banking Corp.                                                  28,939
                            1,500       City Holding Co.                                                              53,925
                            2,800       City National Corp.                                                          202,832
                              300       CityBank                                                                      10,524
                              980       Clifton Savings Bancorp, Inc.                                                  9,859
                            1,250       CoBiz, Inc.                                                                   22,788
                            7,555       The Colonial BancGroup, Inc.                                                 179,960
                              400       Columbia Bancorp                                                              16,500
                            1,830       Columbia Banking System, Inc.                                                 52,247
                              100       Comm Bancorp, Inc.                                                             4,145
                            6,820       Commerce Bancorp, Inc. (f)                                                   234,676
                            4,604       Commerce Bancshares, Inc.                                                    239,960
                              356       Commercial Bankshares, Inc.                                                   12,592
                              100       Commercial National Financial Corp.                                            1,885
                            1,600       Community Bank System, Inc.                                                   36,080
                            1,148       Community Banks, Inc.                                                         32,144
                              880       Community Trust Bancorp, Inc.                                                 27,060
                            1,500       Corus Bankshares, Inc.                                                        84,405
                            3,440       Cullen/Frost Bankers, Inc.                                                   184,659
                            6,350       Doral Financial Corp.                                                         67,310
                              900       EFC Bancorp, Inc.                                                             30,915
                            3,690       East-West Bancorp, Inc.                                                      134,648
                              400       EuroBancshares, Inc. (a)                                                       5,668
                              250       Exchange National Bancshares, Inc.                                             7,375

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              300       FNB Corp., North Carolina                                               $      5,685
                            2,985       FNB Corp., Pennsylvania                                                       51,820
                              300       FNB Corp., Virginia                                                            9,201
                            1,406       FNB Financial Services Corp.                                                  23,058
                              300       Farmers Capital Bank Corp.                                                     9,300
                              100       Financial Institutions, Inc.                                                   1,962
                              600       First Bancorp, North Carolina                                                 12,096
                            4,700       First BanCorp., Puerto Rico                                                   58,327
                              750       First Busey Corp.                                                             15,668
                            2,000       First Cash Financial Services, Inc. (a)                                       58,320
                            1,300       First Charter Corp.                                                           30,758
                              600       First Citizens BancShares, Inc. Class A                                      104,652
                            3,300       First Commonwealth Financial Corp.                                            42,669
                            1,200       First Federal Bancshares of Arkansas, Inc.                                    29,160
                            2,510       First Financial Bancorp                                                       43,975
                              466       First Financial Bankshares, Inc.                                              16,338
                              297       First Financial Service Corp.                                                  8,601
                              300       First M&F Corp.                                                               10,200
                              215       First Merchants Corp.                                                          5,590
                            2,675       First Midwest Bancorp, Inc.                                                   93,786
                            1,210       First Mutual Bancshares, Inc.                                                 31,387
                            6,906       First Niagara Financial Group, Inc.                                           99,930
                              450       First Oak Brook Bancshares, Inc.                                              12,578
                              200       The First of Long Island Corp.                                                 8,470
                            1,200       First Republic Bank                                                           44,412
                              400       First South Bancorp, Inc.                                                     14,128
                            2,300       First State Bancorporation                                                    55,177
                              542       FirstBank NW Corp.                                                            17,290
                            4,900       FirstMerit Corp.                                                             126,959
                              500       Flag Financial Corp.                                                           8,425
                            1,200       Franklin Bank Corp. (a)                                                       21,588
                              600       Frontier Financial Corp.                                                      19,200
                            9,938       Fulton Financial Corp.                                                       174,909
                              661       German American Bancorp                                                        8,699
                            4,400       Gold Banc Corp., Inc.                                                         80,168
                              600       Great Southern Bancorp, Inc.                                                  16,566
                            2,964       Greater Bay Bancorp                                                           75,938
                              445       Greater Community Bancorp                                                      6,631
                            1,600       Hancock Holding Co.                                                           60,496
                            2,856       Hanmi Financial Corp.                                                         51,008
                            1,400       Harbor Florida Bancshares, Inc.                                               51,870
                            1,618       Harleysville National Corp.                                                   30,904
                              700       Heritage Commerce Corp.                                                       15,050
                            1,200       Home Federal Bancorp                                                          30,000
                              500       Horizon Financial Corp.                                                       10,920
                           37,894       Hudson City Bancorp, Inc.                                                    459,275
                            2,640       Hudson United Bancorp                                                        110,035
                              800       Independent Bank Corp.                                                        22,824
                            1,000       Integra Bank Corp.                                                            21,340
                              975       Interchange Financial Services Corp.                                          16,819
                            2,175       Internet Capital Group, Inc. (a)                                              17,879
                            1,500       Irwin Financial Corp.                                                         32,130
                            2,500       Jefferson Bancshares, Inc.                                                    34,125
                            4,000       Kearny Financial Corp.                                                        48,800

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              500       LSB Bancshares, Inc.                                                    $      8,844
                              200       Lakeland Financial Corp.                                                       8,076
                              250       MASSBANK Corp.                                                                 8,238
                            1,100       Main Street Banks, Inc.                                                       29,953
                              363       MainSource Financial Group, Inc.                                               6,480
                              300       Mercantile Bank Corp.                                                         11,550
                            5,033       Mercantile Bankshares Corp.                                                  284,063
                              350       Merchants Bancshares, Inc.                                                     8,415
                            1,400       Mid-State Bancshares                                                          37,450
                            1,000       Midwest Banc Holdings, Inc.                                                   22,250
                            1,460       NBT Bancorp, Inc.                                                             31,521
                            3,200       Nara Bancorp, Inc.                                                            56,896
                              983       National Penn Bancshares, Inc.                                                18,726
                            2,900       Netbank, Inc.                                                                 20,822
                            5,400       NewAlliance Bancshares, Inc.                                                  78,516
                            1,200       NewMil Bancorp, Inc.                                                          35,760
                            1,500       North Valley Bancorp                                                          26,730
                              300       Northern States Financial Corp.                                                5,610
                              150       Norwood Financial Corp.                                                        4,838
                              700       OceanFirst Financial Corp.                                                    15,932
                              875       Ohio Valley Banc Corp.                                                        21,963
                            4,332       Old National Bancorp                                                          93,744
                            1,000       Old Second Bancorp, Inc.                                                      30,570
                              546       Omega Financial Corp.                                                         15,217
                            1,294       Oriental Financial Group                                                      15,994
                            2,460       PFF Bancorp, Inc.                                                             75,079
                            1,000       Pamrapo Bancorp, Inc.                                                         21,550
                              830       Park National Corp.                                                           85,191
                              300       Parkvale Financial Corp.                                                       8,460
                              363       Peapack Gladstone Financial Corp.                                             10,128
                              800       Pennfed Financial Services, Inc.                                              14,736
                              200       Peoples Bancorp                                                                4,216
                              595       Peoples Bancorp, Inc.                                                         16,975
                              220       Peoples Bancorp of North Carolina, Inc.                                        4,950
                            1,120       Peoples Banctrust Co., Inc.                                                   21,190
                            8,013       People's Bank                                                                248,884
                            1,200       Peoples Financial Corp.                                                       20,280
                              400       Placer Sierra Bancshares                                                      11,084
                           17,239       Popular, Inc.                                                                364,605
                            1,700       PrivateBancorp, Inc.                                                          60,469
                            1,100       Prosperity Bancshares, Inc.                                                   31,614
                            2,856       Provident Bankshares Corp.                                                    96,447
                            2,603       Provident New York Bancorp                                                    28,659
                            3,300       Prudential Bancorp, Inc. of Pennsylvania                                      39,105
                            3,773       Republic Bancorp, Inc.                                                        44,899
                            1,223       Republic Bancorp, Inc. Class A                                                26,233
                            2,600       Republic First Bancorp, Inc. (a)                                              34,190
                              749       Royal Bancshares of Pennsylvania Class A                                      17,339
                            1,500       S&T Bancorp, Inc.                                                             55,230
                            6,000       S1 Corp. (a)                                                                  26,100
                            2,275       SVB Financial Group (a)                                                      106,561
                              200       SY Bancorp, Inc.                                                               5,004
                              750       Sandy Spring Bancorp, Inc.                                                    26,160
                              151       Savannah Bancorp, Inc.                                                         5,366

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              870       Seacoast Banking Corp. of Florida                                       $     19,967
                              300       Shore Bancshares, Inc.                                                         9,510
                            1,700       Signature Bank (a)                                                            47,719
                              400       Simmons First National Corp. Class A                                          11,080
                            5,904       Sky Financial Group, Inc.                                                    164,249
                            4,455       The South Financial Group, Inc.                                              122,691
                              800       Southwest Bancorp, Inc.                                                       16,000
                              132       Southwest Georgia Financial Corp.                                              2,884
                              525       State Bancorp, Inc.                                                            8,789
                            1,105       Sterling Bancorp                                                              21,802
                            3,950       Sterling Bancshares, Inc.                                                     60,988
                              700       Suffolk Bancorp                                                               23,639
                              700       Summit Bancshares, Inc.                                                       12,586
                            1,037       Sun Bancorp, Inc. (a)                                                         20,481
                            2,572       Susquehanna Bancshares, Inc.                                                  60,905
                            8,890       TCF Financial Corp.                                                          241,275
                           11,134       TD Banknorth, Inc.                                                           323,443
                            1,400       Texas Capital Bancshares, Inc. (a)                                            31,374
                            3,725       Texas Regional Bancshares, Inc. Class A                                      105,418
                              484       Tompkins Trustco, Inc.                                                        21,683
                              900       Trico Bancshares                                                              21,051
                            4,160       TrustCo Bank Corp. NY                                                         51,667
                            3,400       Trustmark Corp.                                                               93,398
                            5,250       UCBH Holdings, Inc.                                                           93,870
                            1,310       UMB Financial Corp.                                                           83,722
                              983       USB Holding Co., Inc.                                                         21,292
                            3,736       Umpqua Holdings Corp.                                                        106,588
                              500       Union Bankshares Corp.                                                        21,550
                            9,200       UnionBanCal Corp.                                                            632,224
                              306       United Bancorp, Inc.                                                           3,525
                            3,400       United Bankshares, Inc.                                                      119,816
                            1,632       United Community Financial Corp.                                              19,274
                            1,232       Unizan Financial Corp.                                                        32,722
                            1,200       Vail Banks, Inc.                                                              18,000
                            7,050       Valley National Bancorp                                                      169,905
                              831       Virginia Commerce Bancorp (a)                                                 24,174
                              500       WSFS Financial Corp.                                                          30,625
                              800       Washington Trust Bancorp, Inc.                                                20,944
                            1,300       WesBanco, Inc.                                                                39,533
                              800       West Coast Bancorp                                                            21,160
                            1,900       Westamerica Bancorporation                                                   100,833
                            3,321       Westcorp                                                                     221,212
                            1,300       Western Alliance Bancorp (a)                                                  38,831
                            3,625       Whitney Holding Corp.                                                         99,905
                            3,900       Wilmington Trust Corp.                                                       151,749
                            1,550       Wintrust Financial Corp.                                                      85,095
                            1,500       Yardville National Bancorp                                                    51,975
                                                                                                                ------------
                                                                                                                  11,706,809
----------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.8%   21,790       3Com Corp. (a)                                                                78,444
                              600       3D Systems Corp. (a)                                                          10,800
                            3,700       ActivCard Corp. (a)                                                           12,913
                            9,400       Adaptec, Inc. (a)                                                             54,708
                            5,200       Advanced Digital Information Corp. (a)                                        50,908
                            5,000       American Software Class A                                                     32,690

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              900       Analogic Corp.                                                          $     43,065
                              900       Applied Films Corp. (a)                                                       18,693
                            2,500       Arbitron, Inc.                                                                94,950
                            3,100       Artesyn Technologies, Inc. (a)                                                31,930
                            1,915       Avici Systems, Inc. (a)                                                        7,488
                            2,700       Avocent Corp. (a)                                                             73,413
                           25,540       BEA Systems, Inc. (a)                                                        240,076
                            1,400       Black Box Corp.                                                               66,332
                            4,800       Borland Software Corp. (a)                                                    31,344
                              600       California First National Bancorp                                              7,800
                            1,400       Charles & Colvard Ltd.                                                        28,280
                              700       Communication Intelligence (a)                                                   301
                            1,900       Computer Horizons Corp. (a)                                                    8,265
                            3,900       Concurrent Computer Corp. (a)                                                  7,371
                            2,100       Convera Corp. (a)                                                             20,790
                            5,100       Cray, Inc. (a)(f)                                                              6,783
                            1,100       Crossroads Systems, Inc. (a)                                                     957
                            3,800       Diebold, Inc.                                                                144,400
                              200       Digi International, Inc. (a)                                                   2,098
                            3,600       Digital Lightwave, Inc. (a)(f)                                                   756
                            3,400       Emageon, Inc. (a)                                                             54,060
                            1,624       Enterasys Networks, Inc. (a)                                                  21,567
                               30       Exabyte Corp. (a)                                                                 26
                            4,051       Fair Isaac Corp.                                                             178,933
                              900       Flow International Corp. (a)                                                   7,578
                            7,900       Foundry Networks, Inc. (a)                                                   109,099
                            2,900       Hanger Orthopedic Group, Inc. (a)                                             16,559
                            3,000       Hypercom Corp. (a)                                                            19,170
                            8,200       IKON Office Solutions, Inc.                                                   85,362
                            4,900       Immersion Corp. (a)                                                           32,291
                            4,400       Input/Output, Inc. (a)                                                        30,932
                            5,270       Integrated Device Technology, Inc. (a)                                        69,459
                            2,616       Intergraph Corp. (a)                                                         130,303
                            3,250       Interland, Inc. (a)                                                           14,398
                            2,200       InterVoice, Inc. (a)                                                          17,512
                            3,060       Iomega Corp. (a)                                                               7,619
                            6,800       Island Pacific, Inc. (a)(f)                                                      442
                           31,347       Juniper Networks, Inc. (a)                                                   699,038
                            3,500       LTX Corp. (a)                                                                 15,750
                            2,100       Lantronix, Inc. (a)                                                            3,360
                            2,000       MIPS Technologies, Inc. (a)                                                   11,360
                              200       MTI Technology Corp. (a)                                                         244
                           14,412       Maxtor Corp. (a)                                                             100,019
                            8,010       McData Corp. (a)                                                              30,438
                           11,749       Microchip Technology, Inc.                                                   377,730
                            4,700       Micromuse, Inc. (a)                                                           46,483
                            2,500       Micros Systems, Inc. (a)                                                     120,800
                            6,200       Napster Inc. (a)                                                              21,824
                            7,500       Network Engines, Inc. (a)                                                      9,675
                            1,500       Omnicell, Inc. (a)                                                            17,925
                            1,763       Palm, Inc. (a)                                                                56,063
                            3,385       Premiere Global Services, Inc. (a)                                            27,520
                            2,700       Rackable Systems, Inc. (a)                                                    76,896
                            8,990       Sandisk Corp. (a)                                                            564,752

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              600       Scansource, Inc. (a)                                                    $     32,808
                              300       Scientific Technologies, Inc. (a)                                              1,281
                            3,200       Sigma Designs, Inc. (a)                                                       49,216
                           15,600       Silicon Graphics, Inc. (a)                                                     6,708
                              445       SumTotal Systems, Inc. (a)                                                     2,003
                            5,655       Sybase, Inc. (a)                                                             123,618
                            1,700       Tech Data Corp. (a)                                                           67,456
                           11,100       Total System Services, Inc.                                                  219,669
                              100       Trans-Industries, Inc. (a)                                                        32
                              940       Transact Technologies, Inc. (a)                                                7,426
                            2,700       VeriFone Holdings, Inc. (a)                                                   68,310
                            1,300       Visual Networks, Inc. (a)                                                      2,327
                            2,075       Vitria Technology, Inc. (a)                                                    5,520
                            3,100       White Electronic Designs Corp. (a)                                            15,841
                                                                                                                ------------
                                                                                                                   4,652,957
----------------------------------------------------------------------------------------------------------------------------
Business Services - 13.3%   6,040       24/7 Real Media, Inc. (a)                                                     44,334
                              600       4Kids Entertainment, Inc. (a)                                                  9,414
                            4,900       @Road Inc. (a)                                                                25,627
                            2,900       ABM Industries, Inc.                                                          56,695
                            2,500       AMICAS, Inc. (a)                                                              12,400
                            3,320       AMN Healthcare Services, Inc. (a)                                             65,670
                           11,100       Aastrom Biosciences, Inc. (a)                                                 23,532
                           54,400       Accenture Ltd. Class A                                                     1,570,528
                            3,700       Actuate Corp. (a)                                                             11,618
                               40       Adept Technology, Inc. (a)                                                       506
                            5,290       Adesa, Inc.                                                                  129,182
                            1,800       Administaff, Inc.                                                             75,690
                            2,500       Advent Software, Inc. (a)                                                     72,275
                            1,000       The Advisory Board Co. (a)                                                    47,670
                            1,800       Advo, Inc.                                                                    50,724
                            2,600       Aether Holdings, Inc. (a)                                                      8,632
                            3,560       Affymetrix, Inc. (a)                                                         169,990
                            3,100       Agile Software Corp. (a)                                                      18,538
                            8,800       Akamai Technologies, Inc. (a)                                                175,384
                            1,800       Aksys Ltd. (a)(f)                                                              1,175
                            2,300       Alderwoods Group, Inc. (a)                                                    36,501
                            3,400       Alfacell Corp. (a)                                                             6,052
                            4,000       Alliance Data Systems Corp. (a)                                              142,400
                            1,000       The Allied Defense Group, Inc. (a)                                            22,770
                            2,500       Alteon, Inc. (a)                                                                 425
                            1,600       Altiris, Inc. (a)                                                             27,024
                              600       Ambassadors International, Inc.                                                9,300
                           15,500       America Online Latin America, Inc. Class A (a)                                   388
                            2,660       American Ecology Corp.                                                        38,384
                               48       American Independence Corp. (a)                                                  552
                            2,000       American Reprographics Co. (a)                                                50,820
                            1,100       American Superconductor Corp. (a)                                              8,657
                              200       Analysts International Corp. (a)                                                 480
                              500       Angelica Corp.                                                                 8,270
                              500       Ansoft Corp. (a)                                                              17,025
                            2,600       answerthink, Inc. (a)                                                         11,050
                            2,600       Ansys, Inc. (a)                                                              110,994
                            1,400       Anteon International Corp. (a)                                                76,090
                            4,445       aQuantive, Inc. (a)                                                          112,192

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                           11,290       Aramark Corp.                                                           $    313,636
                              900       Arbinet-Thexchange Inc. (a)                                                    6,309
                            3,854       Ariba, Inc. (a)                                                               28,327
                           21,171       Art Technology Group, Inc. (a)                                                41,495
                               12       Artemis International Solutions Corp. (a)                                         16
                            6,000       Aspen Technology, Inc. (a)                                                    47,100
                            7,200       Atari Inc. (a)                                                                 7,776
                            3,300       Audible, Inc. (a)                                                             42,372
                            2,000       Authentidate Holding Corp. (a)                                                 3,860
                            6,900       The BISYS Group, Inc. (a)                                                     96,669
                              900       Bankrate, Inc. (a)                                                            26,568
                              102       Baran Group Ltd. (a)                                                             592
                              600       Barrett Business Services (a)                                                 14,994
                            9,900       BearingPoint, Inc. (a)                                                        77,814
                              300       Bestway, Inc. (a)                                                              2,100
                            7,300       BindView Development Corp. (a)                                                29,054
                              648       Blackbaud, Inc.                                                               11,068
                              500       Blackboard, Inc. (a)                                                          14,490
                            1,270       Blue Coat Systems, Inc. (a)                                                   58,064
                              100       Bottomline Technologies, Inc. (a)                                              1,102
                            2,100       Bowne & Co., Inc.                                                             31,164
                            1,400       Bright Horizons Family Solutions, Inc. (a)                                    51,870
                            3,300       The Brink's Co.                                                              158,103
                            1,988       BroadVision, Inc. (a)(f)                                                         974
                           15,300       Brocade Communications Systems, Inc. (a)                                      62,271
                            1,150       Bsquare Corp. (a)                                                              3,726
                            1,800       CACI International, Inc. Class A (a)                                         103,284
                            4,545       CBIZ, Inc. (a)                                                                27,361
                            1,200       CDI Corp.                                                                     32,880
                            4,745       CDW Corp.                                                                    273,170
                            1,100       CRA International, Inc. (a)                                                   52,459
                            3,865       CSG Systems International (a)                                                 86,267
                               46       Callwave, Inc. (a)                                                               230
                            3,468       Career Education Corp. (a)                                                   116,941
                            1,500       Carreker Corp. (a)                                                             7,485
                            1,200       Casella Waste Systems, Inc. (a)                                               15,348
                            2,400       Catalina Marketing Corp.                                                      60,840
                              500       Catapult Communications Corp. (a)                                              7,395
                            4,600       Cbeyond Communications, Inc. (a)                                              47,380
                            3,550       Cell Genesys, Inc. (a)(f)                                                     21,052
                            1,000       Centra Software, Inc. (a)                                                      2,000
                              500       Cerbco, Inc. Class A                                                             635
                            8,500       Ceridian Corp. (a)                                                           211,225
                            2,200       Cerner Corp. (a)                                                             200,002
                            3,600       Certegy, Inc.                                                                146,016
                            4,790       CheckFree Corp. (a)                                                          219,861
                            1,400       Chemed Corp.                                                                  69,552
                            5,333       ChoicePoint, Inc. (a)                                                        237,372
                            4,300       Chordiant Software, Inc. (a)                                                  11,266
                            3,800       Ciber, Inc. (a)                                                               25,080
                            1,600       Clean Harbors, Inc. (a)                                                       46,096
                           19,000       Clear Channel Outdoor Holdings, Inc. Class A (a)                             380,950
                            1,800       Click Commerce, Inc. (a)(f)                                                   37,836
                            4,000       Cogent, Inc. (a)                                                              90,720

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            7,600       Cognizant Technology Solutions Corp. (a)                                $    382,660
                            1,700       Collectors Universe (a)                                                       27,404
                            1,300       Computer Programs & Systems, Inc.                                             53,859
                            1,900       Concur Technologies, Inc. (a)                                                 24,491
                            3,400       Connetics Corp. (a)                                                           49,130
                            5,250       Copart, Inc. (a)                                                             121,065
                            7,405       Corillian Corp. (a)                                                           20,142
                            5,035       Corinthian Colleges, Inc. (a)                                                 59,312
                              800       Cornell Cos., Inc. (a)                                                        11,056
                            2,700       Corporate Executive Board Co.                                                242,190
                            1,100       CoStar Group, Inc. (a)                                                        47,487
                              337       Courier Corp.                                                                 11,573
                            1,400       Covansys Corp. (a)                                                            19,054
                              225       Critical Path, Inc. (a)                                                           61
                            1,900       Cross Country Healthcare, Inc. (a)                                            33,782
                            1,500       Cruzan International, Inc. (a)                                                42,015
                            2,300       CuraGen Corp. (a)                                                              7,084
                            1,800       Cyberguard Corp. (a)                                                          15,894
                            1,900       Cybersource Corp. (a)                                                         12,540
                            1,000       DSL.Net, Inc. (a)                                                                 40
                            5,000       DST Systems, Inc. (a)                                                        299,550
                              100       Deltathree, Inc. Class A (a)                                                     291
                            3,600       Deluxe Corp.                                                                 108,504
                            2,100       Dendrite International, Inc. (a)                                              30,261
                            4,000       DeVry, Inc. (a)                                                               80,000
                            4,100       Digimarc Corp. (a)                                                            24,190
                            4,400       Digital Generation Systems (a)                                                 2,376
                            2,500       Digital Insight Corp. (a)                                                     80,050
                            1,500       Digital River, Inc. (a)                                                       44,610
                            3,279       Digitas, Inc. (a)                                                             41,053
                           17,634       Discovery Holding Co. (a)                                                    267,155
                            1,200       Discovery Partners International, Inc. (a)                                     3,180
                            2,400       Diversa Corp. (a)                                                             11,520
                            2,500       DocuCorp International, Inc. (a)                                              15,925
                            2,800       Dollar Financial Corp. (a)                                                    33,600
                            3,900       Dot Hill Systems Corp. (a)                                                    27,027
                            4,200       Dun & Bradstreet Corp. (a)                                                   281,232
                            3,000       Dyax Corp. (a)                                                                15,810
                            1,100       EPIQ Systems, Inc. (a)                                                        20,394
                            1,775       EVCI Career Colleges Holding Corp. (a)                                         2,840
                            9,200       Earthlink, Inc. (a)                                                          102,212
                               50       EasyLink Services Corp. Class A (a)                                               45
                            2,500       Echelon Corp. (a)                                                             19,575
                            2,600       Eclipsys Corp. (a)                                                            49,218
                            1,200       eCollege.com, Inc. (a)                                                        21,636
                              700       Educate, Inc. (a)                                                              8,260
                            4,200       Education Management Corp. (a)                                               140,742
                            3,100       eFunds Corp. (a)                                                              72,664
                               20       Egain Communications Corp. (a)                                                    14
                               40       eLoyalty Corp. (a)                                                               412
                            1,600       Embarcadero Technologies, Inc. (a)                                            11,648
                           18,692       Emdeon Corp. (a)                                                             158,134
                            9,400       eMerge Interactive, Inc. Class B (a)                                           4,136
                            3,300       Encysive Pharmaceuticals, Inc. (a)                                            26,037

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            3,600       Ener1, Inc. (a)                                                         $      1,404
                            3,000       Ennis, Inc.                                                                   54,510
                            2,900       Entrust, Inc. (a)                                                             14,036
                            2,900       Epicor Software Corp. (a)                                                     40,977
                            2,975       eResearch Technology, Inc. (a)                                                44,923
                            3,000       Essex Corp. (a)                                                               51,150
                            1,845       Euronet Worldwide, Inc. (a)                                                   51,291
                                2       Evolve Software, Inc. (a)                                                          0
                            3,200       Evolving Systems, Inc. (a)                                                     6,688
                            3,800       Exelixis, Inc. (a)                                                            35,796
                              500       Exponent, Inc. (a)                                                            14,190
                            1,500       F5 Networks, Inc. (a)                                                         85,785
                            1,500       FTD Group, Inc. (a)                                                           15,585
                            2,050       FTI Consulting, Inc. (a)                                                      56,252
                            2,750       Factset Research Systems, Inc.                                               113,190
                            2,800       FalconStor Software, Inc. (a)                                                 20,692
                              700       Fargo Electronics, Inc. (a)                                                   13,475
                            2,400       Federal Agricultural Mortgage Corp. Class A                                   52,680
                            3,005       Filenet Corp. (a)                                                             77,679
                            1,500       First Consulting Group, Inc. (a)                                               8,805
                                8       Five Star Quality Care, Inc. (a)                                                  63
                            1,200       Forrester Research, Inc. (a)                                                  22,500
                            3,300       Franklin Covey Co. (a)                                                        20,856
                            1,700       G&K Services, Inc. Class A                                                    66,725
                            3,900       GP Strategies Corp. (a)                                                       31,824
                            1,103       GSE Systems, Inc. (a)                                                          1,368
                            6,400       GTECH Holdings Corp.                                                         203,136
                            1,700       GTSI Corp. (a)                                                                11,900
                              460       Gaiam, Inc. (a)                                                                6,215
                            2,700       Gentiva Health Services, Inc. (a)                                             39,798
                              600       The Geo Group, Inc. (a)                                                       13,758
                            1,600       Gevity HR, Inc.                                                               41,152
                              100       Gliatech, Inc. (a)                                                                 0
                            2,400       Global Cash Access, Inc. (a)                                                  35,016
                            1,800       Global Imaging Systems, Inc. (a)                                              62,334
                            4,820       Global Payments, Inc.                                                        224,660
                           18,000       Google, Inc. Class A (a)(f)                                                7,467,480
                            3,600       GoRemote Internet Communications, Inc. (a)                                     5,976
                              800       Hansen Natural Corp. (a)(f)                                                   63,600
                            3,400       Harris Interactive, Inc. (a)                                                  14,654
                            4,300       Harte-Hanks, Inc.                                                            113,477
                            2,000       Heidrick & Struggles International, Inc. (a)                                  64,100
                            7,220       Hewitt Associates, Inc. Class A (a)                                          202,232
                            1,200       Hudson Highland Group, Inc. (a)                                               20,832
                            3,679       Hyperion Solutions Corp. (a)                                                 131,782
                            2,800       I-many, Inc. (a)                                                               3,920
                           18,777       IAC/InterActiveCorp (a)                                                      531,577
                              800       ICT Group, Inc. (a)                                                           13,560
                            1,400       IDX Systems Corp. (a)                                                         61,488
                            1,000       IHS, Inc. Class A (a)                                                         20,520
                            1,580       IPIX Corp. (a)(f)                                                              2,686
                            3,110       ITT Educational Services, Inc. (a)                                           183,832
                            3,200       i2 Technologies, Inc. (a)                                                     45,152

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,700       Idenix Pharmaceuticals Inc. (a)                                         $     29,087
                            8,890       Identix, Inc. (a)                                                             44,539
                            2,100       iGate Corp. (a)                                                               10,206
                            2,100       Imergent, Inc. (a)                                                            13,860
                              350       The Immune Response Corp. (a)                                                     29
                            1,400       Indus International, Inc. (a)                                                  4,396
                            2,400       Infocrossing, Inc. (a)(f)                                                     20,664
                            3,900       InFocus Corp. (a)                                                             15,639
                            3,600       Informatica Corp. (a)                                                         43,200
                            2,700       Inforte Corp.                                                                 10,665
                            1,840       Infospace, Inc. (a)                                                           47,509
                            2,100       infoUSA, Inc.                                                                 22,953
                            2,093       Innovative Solutions & Support, Inc. (a)                                      26,749
                               83       Insweb Corp. (a)                                                                 274
                              600       Integral Systems, Inc.                                                        11,316
                            3,700       Integrated Alarm Services Group, Inc. (a)(f)                                  10,582
                            4,000       Intellisync Corp. (a)                                                         20,640
                              600       Interactive Intelligence, Inc. (a)                                             3,060
                              500       Interchange Corp. (a)(f)                                                       2,765
                           20,100       Internap Network Services Corp. (a)                                            8,643
                            2,600       Internet Security Systems (a)                                                 54,470
                            1,000       Intersections, Inc. (a)                                                        9,340
                              600       Intervideo, Inc. (a)                                                           6,330
                            2,800       Interwoven, Inc. (a)                                                          23,716
                            1,200       Intevac, Inc. (a)                                                             15,840
                            1,000       Intrado, Inc. (a)                                                             23,020
                               25       Intrusion, Inc. (a)                                                               50
                            2,000       Invitrogen Corp. (a)                                                         133,280
                            3,600       Ipass, Inc. (a)                                                               23,616
                            7,650       Iron Mountain, Inc. (a)                                                      322,983
                            1,400       iVillage, Inc. (a)                                                            11,228
                            2,900       JDA Software Group, Inc. (a)                                                  49,329
                            5,100       Jack Henry & Associates, Inc.                                                 97,308
                            3,185       Jacobs Engineering Group, Inc. (a)                                           216,166
                            1,800       Jamdat Mobile, Inc. (a)                                                       47,844
                            1,700       John H. Harland Co.                                                           63,920
                            1,900       Jupitermedia Corp. (a)                                                        28,082
                            1,821       Kana Software, Inc. (a)                                                        2,440
                              900       Kanbay International, Inc. (a)                                                14,301
                            3,636       Keane, Inc. (a)                                                               40,032
                            2,000       Kelly Services, Inc. Class A                                                  52,440
                              500       Keynote Systems, Inc. (a)                                                      6,425
                            1,870       Kforce, Inc. (a)                                                              20,869
                            2,761       Kinder Morgan Management LLC (a)                                             125,515
                            1,700       Kintera, Inc. (a)                                                              5,049
                              400       Knology, Inc. (a)                                                              1,504
                            2,600       Korn/Ferry International (a)                                                  48,594
                            1,875       Kronos, Inc. (a)                                                              78,488
                            1,300       LECG Corp. (a)                                                                22,594
                               42       LQ Corp., Inc. (a)                                                                71
                            2,500       Labor Ready, Inc. (a)                                                         52,050
                            6,207       Lamar Advertising Co. Class A (a)                                            286,391
                            2,900       Laureate Education, Inc. (a)                                                 152,279

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            3,300       Lawson Software, Inc. (a)                                               $     24,255
                              700       Layne Christensen Co. (a)                                                     17,801
                              300       Learning Care Group, Inc. (a)                                                  2,235
                            1,000       Learning Tree International, Inc. (a)                                         12,830
                              100       Level 8 Systems, Inc. (a)                                                          2
                            2,219       Lightbridge, Inc. (a)                                                         18,396
                            1,500       Lincoln Educational Services Corp. (a)                                        21,390
                            2,700       Lionbridge Technologies (a)                                                   18,954
                            7,500       LivePerson, Inc. (a)                                                          42,075
                            2,200       LoJack Corp. (a)                                                              53,086
                            1,342       Looksmart (a)                                                                  5,046
                           11,000       Loudeye Corp. (a)(f)                                                           4,180
                            1,200       Luminex Corp. (a)                                                             13,944
                              900       MAXIMUS, Inc.                                                                 33,021
                            4,400       MIVA, Inc. (a)                                                                21,780
                            5,900       MPS Group, Inc. (a)                                                           80,653
                              800       MPW Industrial Services Group, Inc. (a)                                        1,536
                            1,300       MRO Software, Inc. (a)                                                        18,252
                            2,400       Macquarie Infrastructure Co. Trust                                            73,920
                            2,690       Macrovision Corp. (a)                                                         45,004
                            2,040       Magma Design Automation, Inc. (a)                                             17,156
                            3,900       Management Network Group, Inc. (a)                                             9,321
                            1,800       Manhattan Associates, Inc. (a)                                                36,864
                            4,416       Manpower, Inc.                                                               205,344
                            1,695       Mantech International Corp. Class A (a)                                       47,223
                            4,900       Manugistics Group, Inc. (a)                                                    8,575
                            1,200       Mapinfo Corp. (a)                                                             15,132
                            3,300       Marchex, Inc. Class B (a)(f)                                                  74,217
                            1,187       Matria Healthcare, Inc. (a)                                                   46,008
                            3,000       Matrixone, Inc. (a)                                                           14,970
                            1,600       Maxygen, Inc. (a)                                                             12,016
                            7,177       McAfee, Inc. (a)                                                             194,712
                            4,100       Mechanical Technology, Inc. (a)                                               11,480
                            1,800       Medical Staffing Network Holdings, Inc. (a)                                    9,666
                            4,100       Mentor Graphics Corp. (a)                                                     42,394
                              800       Merge Technologies, Inc. (a)                                                  20,016
                            1,900       MetaSolv, Inc. (a)                                                             5,510
                            3,700       Metro One Telecommunications, Inc. (a)                                         1,332
                              400       Michael Baker Corp. (a)                                                       10,220
                              990       MicroStrategy, Inc. Class A (a)                                               81,913
                            1,300       Microvision, Inc. (a)(f)                                                       4,680
                            3,700       Millennium Cell, Inc. (a)(f)                                                   4,847
                            5,966       Mindspeed Technologies, Inc. (a)(f)                                           14,020
                            2,800       Miravant Medical Technologies (a)                                                504
                            1,100       Mobius Management Systems, Inc. (a)                                            7,392
                              400       Moldflow Corp. (a)                                                             5,576
                            2,500       Momenta Pharmaceuticals Inc. (a)                                              55,100
                            1,600       Morningstar, Inc. (a)                                                         55,424
                            4,500       NAVTEQ Corp. (a)                                                             197,415
                            1,837       NCO Group, Inc. (a)                                                           31,082
                            2,200       NDCHealth Corp.                                                               42,306
                            3,200       NIC, Inc. (a)                                                                 19,712
                            2,800       NMS Communications Corp. (a)                                                   9,772

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,300       NMT Medical, Inc. (a)                                                   $     36,800
                              800       NVE Corp. (a)(f)                                                              11,808
                            1,900       NYFIX, Inc. (a)                                                                8,094
                            4,500       National Instruments Corp.                                                   144,225
                              240       Natural Health Trends Corp. (a)                                                2,316
                            2,000       Nautilus, Inc.                                                                37,320
                            2,800       Navigant Consulting, Inc. (a)                                                 61,544
                               13       Navisite, Inc. (a)                                                                16
                            1,220       Neoforma, Inc. (a)                                                            12,078
                              100       Neon Systems, Inc. (a)                                                           617
                              200       NeoRx Corp. (a)                                                                  148
                            4,120       NetFlix, Inc. (a)(f)                                                         111,487
                              100       Netguru, Inc.                                                                    110
                            3,196       NetIQ Corp. (a)                                                               39,279
                               57       Netmanage, Inc. (a)                                                              305
                            1,900       Netratings, Inc. (a)                                                          23,427
                              200       Netscout Systems, Inc. (a)                                                     1,090
                               20       NetSol Technologies, Inc. (a)                                                     37
                            3,600       NeuStar, Inc. Class A (a)                                                    109,764
                              200       New Century Equity Holdings Corp. (a)                                             42
                            3,800       New Frontier Media, Inc. (a)                                                  24,814
                              400       New Horizons Worldwide, Inc. (a)                                                 280
                            2,000       Nutri/System, Inc. (a)                                                        72,040
                            4,000       On Assignment, Inc. (a)                                                       43,640
                              200       On2 Technologies, Inc. (a)                                                       212
                               60       Onvia, Inc. (a)                                                                  242
                              650       Onyx Software Corp. (a)                                                        2,795
                            2,200       Open Solutions, Inc. (a)                                                      50,424
                            1,400       OpenTV Corp. (a)                                                               3,136
                            3,761       Openwave Systems, Inc. (a)                                                    65,705
                            1,200       Opnet Technologies, Inc. (a)                                                  11,028
                            4,400       Opsware, Inc. (a)                                                             29,876
                            3,637       Option Care, Inc.                                                             48,590
                            3,200       Orbital Sciences Corp. (a)                                                    41,088
                            1,345       Orchid Cellmark, Inc. (a)                                                     10,222
                              800       Overland Storage, Inc. (a)                                                     6,416
                              700       PC Mall, Inc. (a)                                                              3,962
                            1,200       PC-Tel, Inc. (a)                                                              10,512
                              900       PDI, Inc. (a)                                                                 12,150
                            3,000       PHH Corp. (a)                                                                 84,060
                            1,391       PLATO Learning, Inc. (a)                                                      11,045
                              400       PRA International (a)                                                         11,260
                            5,700       PRG-Schultz International, Inc. (a)                                            3,477
                            2,900       Pac-West Telecomm, Inc. (a)                                                    2,494
                            2,000       Packeteer, Inc. (a)                                                           15,540
                            4,707       Panacos Pharmaceuticals, Inc. (a)                                             32,617
                            2,300       Paxar Corp. (a)                                                               45,149
                            2,800       Pegasus Solutions, Inc. (a)                                                   25,116
                              500       Pegasystems, Inc. (a)                                                          3,655
                            3,000       Per-Se Technologies, Inc. (a)                                                 70,080
                            6,500       Perot Systems Corp. Class A (a)                                               91,910
                            1,400       Phoenix Technologies Ltd. (a)                                                  8,764
                            6,790       Pixar (a)                                                                    357,969

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            5,229       Polycom, Inc. (a)                                                       $     80,004
                            2,300       Pomeroy IT Solutions, Inc. (a)                                                19,205
                            1,030       Pre-Paid Legal Services, Inc.                                                 39,356
                               10       Prescient Applied Intelligence, Inc. (a)                                           1
                            2,333       Priceline.com, Inc. (a)                                                       52,073
                            1,600       Princeton Review, Inc. (a)                                                     8,240
                            2,800       Progress Software Corp. (a)                                                   79,464
                            1,700       ProQuest Co. (a)                                                              47,447
                               34       Prosoft Learning Corp. (a)                                                         4
                              102       Protection One, Inc. (a)                                                       1,734
                            1,700       QAD, Inc.                                                                     12,988
                            1,200       Quality Systems, Inc.                                                         92,112
                            4,400       Quest Software, Inc. (a)                                                      64,196
                              500       Quixote Corp.                                                                  9,900
                              366       Quotesmith.com, Inc. (a)                                                       1,083
                            1,500       Quovadx, Inc. (a)                                                              3,615
                            2,000       R.H. Donnelley Corp. (a)                                                     123,240
                            4,050       RPC, Inc.                                                                    106,677
                            3,700       RSA Security, Inc. (a)                                                        41,551
                            1,700       Radiant Systems, Inc. (a)                                                     20,672
                            6,800       RealNetworks, Inc. (a)                                                        52,768
                            9,500       Red Hat, Inc. (a)                                                            258,780
                            2,800       Redback Networks, Inc. (a)                                                    39,368
                              400       Remedytemp, Inc. Class A (a)                                                   3,700
                            1,700       Renaissance Learning, Inc.                                                    32,147
                            8,500       Republic Services, Inc. Class A                                              319,175
                            3,200       Resources Connection, Inc. (a)                                                83,392
                            4,500       The Reynolds & Reynolds Co. Class A                                          126,315
                            4,865       Rigel Pharmaceuticals, Inc. (a)                                               40,671
                            2,200       RightNow Technologies, Inc. (a)                                               40,612
                            2,500       Rural Cellular Corp. Class A (a)                                              36,525
                            4,600       Rural/Metro Corp. (a)                                                         41,446
                              600       SAVVIS, Inc. (a)                                                                 420
                            2,415       The SCO Group, Inc. (a)                                                        9,539
                            2,750       SFBC International, Inc. (a)(f)                                               44,028
                            2,600       SM&A (a)                                                                      21,398
                            1,400       SPAR Group, Inc. (a)                                                           1,260
                              709       SPSS, Inc. (a)                                                                21,929
                            3,000       SRA International, Inc. Class A (a)                                           91,620
                            2,100       SSA Global Techonologies, Inc. (a)                                            38,199
                            2,400       SYKES Enterprises, Inc. (a)                                                   32,088
                              400       SYNNEX Corp. (a)                                                               6,044
                              875       Saba Software, Inc. (a)(f)                                                     3,570
                            1,434       SafeNet, Inc. (a)                                                             46,203
                            5,543       Salesforce.com, Inc. (a)                                                     177,653
                              600       Salon Media Group, Inc. (a)                                                      205
                            7,400       Sapient Corp. (a)                                                             42,106
                              100       Scientific Learning Corp. (a)                                                    565
                            1,600       Seachange International, Inc. (a)                                             12,640
                            2,100       Secure Computing Corp. (a)                                                    25,746
                            5,700       Selectica, Inc. (a)                                                           16,245
                            1,300       Senomyx, Inc. (a)                                                             15,756
                            2,000       Sequenom, Inc. (a)                                                             1,360
                            3,200       Serena Software, Inc. (a)                                                     75,008

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                           18,100       The ServiceMaster Co.                                                   $    216,295
                           75,925       Sirius Satellite Radio, Inc. (a)(f)                                          508,698
                            4,400       Sitel Corp. (a)                                                               13,728
                               16       Smartserv Online, Inc. (a)                                                         4
                              300       Sonic Foundry, Inc. (a)                                                          318
                            3,800       SonicWALL, Inc. (a)                                                           30,096
                            1,200       Sourcecorp (a)                                                                28,776
                            1,200       Spartech Corp.                                                                26,340
                            3,600       Spherion Corp. (a)                                                            36,036
                            1,400       The Standard Register Co.                                                     22,134
                               27       Stantec, Inc. (a)                                                                921
                              800       Startek, Inc.                                                                 14,400
                            2,900       Stericycle, Inc. (a)                                                         170,752
                              620       Stratasys, Inc. (a)                                                           15,506
                            6,000       Strategic Diagnostics, Inc. (a)                                               21,840
                              900       Strayer Education, Inc.                                                       84,330
                            2,500       SupportSoft, Inc. (a)                                                         10,550
                           16,100       Sycamore Networks, Inc. (a)                                                   69,552
                            2,300       Symyx Technologies (a)                                                        62,767
                            8,605       Synopsys, Inc. (a)                                                           172,616
                            1,600       Synplicity, Inc. (a)                                                          13,280
                            1,200       Syntel, Inc.                                                                  24,996
                              600       Sypris Solutions, Inc.                                                         5,988
                           12,400       TIBCO Software, Inc. (a)                                                      92,628
                              600       TNS, Inc. (a)                                                                 11,508
                              800       TRC Cos., Inc. (a)                                                             8,760
                            1,882       Talx Corp.                                                                    86,026
                            8,800       Tapestry Pharmaceuticals, Inc. (a)                                             2,464
                            2,300       TechTeam Global, Inc. (a)                                                     23,092
                               15       Technology Solutions Co. (a)                                                     114
                              200       TeleCommunication Systems, Inc. Class A (a)                                      440
                            4,500       TeleTech Holdings, Inc. (a)                                                   54,225
                              200       Tenfold Corp. (a)                                                                 42
                              600       TeraForce Technology Corp. (a)                                                     0
                            3,225       Tetra Tech, Inc. (a)                                                          50,536
                            3,375       Tetra Technologies, Inc. (a)                                                 103,005
                            1,500       TheStreet.com, Inc. (a)                                                       10,815
                            1,100       Tier Technologies, Inc. Class B (a)                                            8,074
                            4,900       TradeStation Group, Inc. (a)                                                  60,662
                            2,800       Transaction Systems Architects, Inc. Class A (a)                              80,612
                            4,700       Trident Microsystems, Inc. (a)                                                84,600
                            1,300       Trizetto Group (a)                                                            22,087
                            8,777       Tumbleweed Communications Corp. (a)                                           27,033
                            4,200       UNOVA, Inc. (a)                                                              141,960
                            1,800       URS Corp. (a)                                                                 67,698
                            1,200       Ultimate Software Group, Inc. (a)                                             22,884
                           10,700       Unigene Laboratories, Inc. (a)                                                47,187
                            3,653       United Online, Inc.                                                           51,946
                              600       Universal Electronics, Inc. (a)                                               10,338
                            1,055       Universal Technical Institute, Inc. (a)                                       32,642
                            7,300       VA Software Corp. (a)                                                         12,994
                            7,855       ValueClick, Inc. (a)                                                         142,254
                              600       Vasco Data Security International (a)                                          5,910
                            2,880       Ventiv Health, Inc. (a)                                                       68,026

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,800       Verint Systems, Inc. (a)                                                $     62,046
                           13,758       VeriSign, Inc. (a)                                                           301,575
                               50       Versata, Inc. (a)                                                                 20
                            1,574       Verso Technologies, Inc. (a)(f)                                                1,605
                              460       VerticalNet, Inc. (a)                                                            253
                            1,400       Vertrue, Inc. (a)                                                             49,462
                           16,800       Via Net.Works, Inc. (a)                                                          538
                            1,250       Viad Corp.                                                                    36,663
                            6,030       Viewpoint Corp. (a)                                                            6,633
                            1,730       Vignette Corp. (a)                                                            28,216
                            1,120       Viisage Technology, Inc. (a)                                                  19,723
                              200       VistaPrint Ltd. (a)                                                            4,551
                              600       Volt Information Sciences, Inc. (a)                                           11,412
                            2,850       Waste Connections, Inc. (a)                                                   98,211
                            2,000       WatchGuard Technologies (a)                                                    7,400
                            1,640       Watson Wyatt Worldwide, Inc.                                                  45,756
                            2,000       Wave Systems Corp. Class A (a)                                                 1,360
                            2,700       WebEx Communications, Inc. (a)                                                58,401
                            2,400       WebMD Health Corp. Class A (a)                                                69,720
                            3,200       webMethods, Inc. (a)                                                          24,672
                            1,100       Websense, Inc. (a)                                                            72,204
                            4,200       Website Pros, Inc. (a)                                                        36,582
                            6,250       Weight Watchers International, Inc. (a)                                      308,938
                              500       Westaff, Inc. (a)                                                              2,475
                            5,700       Wind River Systems, Inc. (a)                                                  84,189
                            3,700       Wireless Facilities, Inc. (a)                                                 18,870
                            1,100       Witness Systems, Inc. (a)                                                     21,637
                              200       Worldgate Communications (a)                                                     352
                            6,200       Wynn Resorts Ltd. (a)(f)                                                     340,070
                            3,400       Zix Corp. (a)(f)                                                               6,494
                                                                                                                ------------
                                                                                                                  33,749,526
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%              400       AEP Industries, Inc. (a)                                                      10,000
                            1,500       AMCOL International Corp.                                                     30,780
                            1,425       Aceto Corp.                                                                    9,377
                            4,300       Airgas, Inc.                                                                 141,470
                            2,600       Albemarle Corp.                                                               99,710
                            1,400       Anika Therapeutics, Inc. (a)                                                  16,366
                              800       Arch Chemicals, Inc.                                                          23,920
                            1,500       Bio-Rad Laboratories, Inc. Class A (a)                                        98,160
                            1,800       Brady Corp.                                                                   65,124
                            3,500       Cabot Corp.                                                                  125,300
                            2,300       Calgon Carbon Corp.                                                           13,087
                            7,500       Celanese Corp. Series A                                                      143,400
                            9,880       Celgene Corp. (a)                                                            640,224
                           11,300       Chemtura Corp.                                                               143,510
                            2,400       Cytec Industries, Inc.                                                       114,312
                            7,636       Entegris, Inc. (a)                                                            71,931
                            2,400       Ferro Corp.                                                                   45,024
                            5,100       Foamex International, Inc. (a)                                                   133
                            2,000       Georgia Gulf Corp.                                                            60,840
                            1,700       H.B. Fuller Company                                                           54,519
                              300       Hawkins, Inc.                                                                  4,197
                           13,100       Huntsman Corp. (a)                                                           225,582
                              550       KMG Chemicals, Inc.                                                            4,125

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            3,182       Kronos Worldwide, Inc.                                                  $     92,310
                            3,600       Landec Corp. (a)                                                              28,008
                            3,515       Lubrizol Corp.                                                               152,656
                           13,956       Lyondell Chemical Co.                                                        332,432
                            1,600       MacDermid, Inc.                                                               44,640
                              450       Mace Security International, Inc. (a)                                          1,112
                            1,900       Matrixx Initiatives, Inc. (a)                                                 39,805
                           23,800       The Mosaic Co. (a)                                                           348,194
                            6,800       Nalco Holding Co. (a)                                                        120,428
                              120       NewMarket Corp. (a)                                                            2,935
                              800       Nuco2, Inc. (a)                                                               22,304
                            2,200       OM Group, Inc. (a)                                                            41,272
                            3,392       Olin Corp.                                                                    66,755
                            2,400       Omnova Solutions, Inc. (a)                                                    11,520
                            2,000       Oxigene, Inc. (a)                                                              7,940
                              400       Penford Corp.                                                                  4,880
                            5,500       PolyOne Corp. (a)                                                             35,365
                              600       Quaker Chemical Corp.                                                         11,538
                            6,800       RPM International, Inc.                                                      118,116
                            1,900       Repligen Corp. (a)                                                             7,600
                            1,700       Rockwood Holdings, Inc. (a)                                                   33,541
                            1,000       Rogers Corp. (a)                                                              39,180
                            3,900       Rollins, Inc.                                                                 76,869
                            1,100       Schawk, Inc.                                                                  22,825
                            3,300       Schulman A, Inc.                                                              71,016
                            3,200       Sensient Technologies Corp.                                                   57,280
                              400       Stepan Co.                                                                    10,756
                            1,300       TOR Minerals International, Inc. (a)                                           5,135
                            2,200       Terra Nitrogen Co. LP (f)                                                     41,800
                            1,600       Tredegar Corp.                                                                20,624
                            1,600       Trex Co., Inc. (a)                                                            44,880
                            6,100       Tronox, Inc. Class A                                                          79,727
                            1,100       UAP Holding Corp.                                                             22,462
                            7,000       Valspar Corp.                                                                172,690
                            1,900       WD-40 Co.                                                                     49,894
                            3,800       WR Grace & Co. (a)                                                            35,720
                            4,000       Wellman, Inc.                                                                 27,120
                            2,800       Westlake Chemical Corp.                                                       80,668
                            1,000       Zoltek Cos., Inc. (a)(f)                                                       8,780
                                                                                                                ------------
                                                                                                                   4,531,868
----------------------------------------------------------------------------------------------------------------------------
Construction - 1.8%           400       Ablest, Inc. (a)                                                               3,356
                            1,000       American Woodmark Corp.                                                       24,790
                              400       Ameron International Corp.                                                    18,232
                            2,900       Apogee Enterprises, Inc.                                                      47,038
                            7,800       Armstrong Holdings, Inc. (a)                                                  11,856
                              400       Beacon Roofing Supply, Inc. (a)                                               11,492
                            1,464       Beazer Homes USA, Inc.                                                       106,638
                            1,000       BlueLinx Holdings, Inc.                                                       11,250
                            1,876       Brookfield Homes Corp.                                                        93,293
                              600       Bucyrus International, Inc.                                                   31,620
                            1,900       Builders FirstSource, Inc. (a)                                                40,603
                            1,140       Building Material Holding Corp.                                               77,759
                            1,100       Carter's, Inc. (a)                                                            64,735
                            1,410       Cavco Industries, Inc. (a)                                                    53,975

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,175       Ceradyne, Inc. (a)                                                      $     95,265
                            3,000       Comstock Homebuilding Cos., Inc. Class A (a)                                  42,330
                              500       Dominion Homes, Inc. (a)(f)                                                    5,320
                            2,233       Dycom Industries, Inc. (a)                                                    49,126
                              900       EMCOR Group, Inc. (a)                                                         60,777
                            1,340       Eagle Materials, Inc.                                                        163,962
                            1,800       ElkCorp                                                                       60,588
                            4,175       Florida Rock Industries, Inc.                                                204,826
                              600       Global Power Equipment Group, Inc. (a)                                         2,712
                            2,050       Granite Construction, Inc.                                                    73,616
                            3,500       Hovnanian Enterprises, Inc. Class A (a)                                      173,740
                              500       Infrasource Services, Inc. (a)                                                 6,540
                            1,600       Insituform Technologies, Inc. Class A (a)                                     30,992
                            2,200       Integrated Electrical Services, Inc. (a)(f)                                      891
                            1,800       Interline Brands Inc. (a)                                                     40,950
                              800       International Aluminum Corp.                                                  32,200
                              300       LS Starrett Co. Class A                                                        4,662
                              750       LSI Industries, Inc.                                                          11,745
                            4,400       Lafarge North America, Inc.                                                  242,088
                            1,180       Levitt Corp. Class A                                                          26,833
                            1,400       M/I Homes, Inc.                                                               56,868
                            2,616       MDC Holdings, Inc.                                                           162,140
                            2,800       Martin Marietta Materials, Inc.                                              214,816
                            1,900       Mastec, Inc. (a)                                                              19,893
                            1,700       Meritage Homes Corp. (a)                                                     106,964
                            1,200       NCI Building Systems, Inc. (a)                                                50,976
                              319       NVR, Inc. (a)                                                                223,938
                            2,300       Palm Harbor Homes, Inc. (a)(f)                                                43,240
                              100       Patriot Transportation Holding, Inc. (a)                                       6,488
                              500       Performance Technologies, Inc. (a)                                             4,095
                            1,400       Perini Corp. (a)                                                              33,810
                            6,600       Quanta Services, Inc. (a)                                                     86,922
                            1,800       Ryland Group, Inc.                                                           129,834
                            4,800       SBA Communications Corp. Class A (a)                                          85,920
                            2,200       Simpson Manufacturing Co., Inc.                                               79,970
                              100       Skyline Corp.                                                                  3,640
                            4,600       Standard-Pacific Corp.                                                       169,280
                            3,300       Technical Olympic USA, Inc.                                                   69,597
                            1,300       Texas Industries, Inc.                                                        64,792
                            7,100       Toll Brothers, Inc. (a)                                                      245,944
                            5,900       US Concrete, Inc. (a)                                                         55,932
                            3,000       USG Corp. (a)                                                                195,000
                              500       United Mobile Homes, Inc.                                                      7,900
                            2,600       WCI Communities, Inc. (a)                                                     69,810
                            1,900       WESCO International, Inc. (a)                                                 81,187
                            2,100       Walter Industries, Inc.                                                      104,412
                            3,300       West Corp. (a)                                                               139,095
                            5,300       Westell Technologies, Inc. Class A (a)                                        23,850
                              600       William Lyon Homes, Inc. (a)                                                  60,540
                                                                                                                ------------
                                                                                                                   4,522,653
----------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.6%  1,700       American Technology Corp. (a)                                                  5,406
                            1,665       Applica, Inc. (a)                                                              2,631
                              700       Bassett Furniture Industries, Inc.                                            12,950

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            4,200       Champion Enterprises, Inc. (a)                                          $     57,204
                            2,800       Compx International, Inc.                                                     44,856
                              400       Conn's, Inc. (a)                                                              14,748
                              800       Design Within Reach, Inc. (a)                                                  4,240
                            1,700       Emerson Radio (a)                                                              5,202
                            2,000       Ethan Allen Interiors, Inc.                                                   73,060
                              200       Flexsteel Industries                                                           2,858
                            3,100       Furniture Brands International, Inc.                                          69,223
                           25,100       Gemstar-TV Guide International, Inc. (a)                                      65,511
                            1,600       Genlyte Group, Inc. (a)                                                       85,712
                            3,020       Griffon Corp. (a)                                                             71,906
                            1,100       Haverty Furniture Cos., Inc.                                                  14,179
                            2,400       Helen of Troy Ltd. (a)                                                        38,664
                            3,400       Interface, Inc. Class A (a)                                                   27,948
                            2,300       Kimball International, Inc. Class B                                           24,449
                              200       Koss Corp.                                                                     5,228
                            3,100       La-Z-Boy, Inc. (f)                                                            42,036
                              600       Lifetime Brands, Inc.                                                         12,402
                              500       Mac-Gray Corp. (a)                                                             5,825
                            3,564       Mohawk Industries, Inc. (a)                                                  309,997
                              400       National Presto Industries, Inc.                                              17,740
                            2,805       Restoration Hardware, Inc. (a)                                                16,886
                            1,700       Rockford Corp. (a)                                                             5,695
                              500       The Rowe Cos. (a)                                                              1,475
                              600       Salton, Inc. (a)(f)                                                            1,236
                            2,100       Select Comfort Corp. (a)                                                      57,435
                            1,500       Stanley Furniture Co., Inc.                                                   34,770
                            1,600       Sturm Ruger & Co., Inc.                                                       11,216
                            5,700       Tempur-Pedic International, Inc. (a)                                          65,550
                            2,890       Toro Co.                                                                     126,495
                            4,300       United Rentals, Inc. (a)                                                     100,577
                              642       Virco Manufacturing Corp. (a)                                                  3,531
                              600       Water Pik Technologies, Inc. (a)                                              12,882
                                                                                                                ------------
                                                                                                                   1,451,723
----------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%           1,500       Anchor Glass Container Corp. (a)                                                 300
                           10,500       Crown Holdings, Inc. (a)                                                     205,065
                            9,900       Graphic Packaging Corp. (a)                                                   22,572
                            1,200       Greif, Inc.                                                                   79,536
                            1,600       Mobile Mini, Inc. (a)                                                         75,840
                            9,500       Owens-Illinois, Inc. (a)                                                     199,880
                              500       Packaging Dynamics Corp.                                                       5,585
                            2,000       Silgan Holdings, Inc.                                                         72,240
                            5,600       Sonoco Products Co.                                                          164,640
                                                                                                                ------------
                                                                                                                     825,658
----------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 3.1%         6,900       Abraxas Petroleum Corp. (a)                                                   36,432
                              900       Alon USA Energy, Inc. (a)                                                     17,685
                            1,393       Atlas America, Inc. (a)                                                       83,886
                            2,000       Bill Barrett Corp. (a)                                                        77,220
                            1,900       Bois d'Arc Energy, Inc. (a)                                                   30,134
                            5,600       Cal Dive International, Inc. (a)                                             200,984
                            1,000       Callon Petroleum Co. (a)                                                      17,650
                            2,500       Carrizo Oil & Gas, Inc. (a)                                                   61,775
                           19,300       Chesapeake Energy Corp.                                                      612,389
                              600       Clayton Williams Energy, Inc. (a)                                             25,044

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,000       Comstock Resources, Inc. (a)                                            $     61,020
                            4,910       Consol Energy, Inc.                                                          320,034
                            3,000       Crosstex Energy LP                                                           102,240
                            4,835       Delta Petroleum Corp. (a)                                                    105,258
                            7,200       Diamond Offshore Drilling                                                    500,832
                              400       Dorchester Minerals LP                                                        10,188
                            3,100       Dresser-Rand Group, Inc. (a)                                                  74,958
                            2,500       Edge Petroleum Corp. (a)                                                      62,275
                            1,265       Enbridge Energy Management LLC (a)                                            57,368
                            1,800       Encore Acquisition Co. (a)                                                    57,672
                            1,900       Energy Partners Ltd. (a)                                                      41,401
                            5,300       FX Energy, Inc. (a)                                                           42,294
                            4,000       Frontier Oil Corp.                                                           150,120
                            1,300       GMX Resources Inc. (a)                                                        46,800
                            9,430       Global Industries Ltd. (a)                                                   107,031
                            1,230       Gulf Island Fabrication, Inc.                                                 29,901
                            2,700       Gulfmark Offshore, Inc. (a)                                                   79,974
                            4,200       Harvest Natural Resources, Inc. (a)                                           37,296
                              400       Hercules Offshore, Inc. (a)                                                   11,364
                            1,700       Holly Corp.                                                                  100,079
                            1,400       Houston Exploration Co. (a)                                                   73,920
                            1,200       Inergy Holdings LP                                                            43,224
                            2,900       KCS Energy, Inc. (a)                                                          70,238
                            2,600       Magellan Midstream Partners                                                   83,798
                            4,200       Matrix Service Co. (a)(f)                                                     41,328
                            3,400       McMoRan Exploration Co. (a)(f)                                                67,218
                            5,000       Meridian Resource Corp. (a)                                                   21,000
                            6,998       Newfield Exploration Co. (a)                                                 350,390
                            1,500       OYO Geospace Corp. (a)                                                        42,690
                              900       PYR Energy Corp. (a)                                                           1,215
                            3,600       Pacific Energy Partners LP                                                   105,732
                            9,410       Patterson-UTI Energy, Inc.                                                   310,060
                            7,016       PetroHawk Energy Corp. (a)                                                    92,752
                            2,600       Petroquest Energy, Inc. (a)                                                   21,528
                            6,575       Pioneer Natural Resources Co.                                                337,100
                            5,084       Plains Exploration & Production Co. (a)                                      201,987
                            3,600       Pogo Producing Co.                                                           179,316
                            7,800       Pride International, Inc. (a)                                                239,850
                            2,880       Quicksilver Resources, Inc. (a)                                              120,989
                            1,800       Remington Oil & Gas Corp. (a)                                                 65,700
                            4,400       St. Mary Land & Exploration Co.                                              161,964
                            1,579       Stone Energy Corp. (a)                                                        71,892
                              800       Sunoco Logistics Partners LP                                                  30,960
                            2,800       Superior Energy Services (a)                                                  58,940
                            6,200       Syntroleum Corp. (a)(f)                                                       55,986
                            3,400       TEPPCO Partners LP                                                           118,456
                            3,900       Teekay Shipping Corp.                                                        155,610
                            4,200       Tesoro Corp.                                                                 258,510
                            2,400       Todco Class A                                                                 91,344
                            7,100       Transmontaigne, Inc. (a)                                                      46,860
                           10,200       Ultra Petroleum Corp. (a)                                                    569,160
                            1,800       Universal Compression Holdings, Inc. (a)                                      74,016
                            1,900       Valero LP                                                                     98,344

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              500       Valley National Gases, Inc.                                             $      9,800
                            4,100       Vintage Petroleum, Inc.                                                      218,653
                            2,600       W&T Offshore, Inc.                                                            76,440
                              200       Warren Resources, Inc. (a)                                                     3,164
                            1,100       Whiting Petroleum Corp. (a)                                                   44,000
                                                                                                                ------------
                                                                                                                   7,775,438
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 9.7%       400       ABX Air, Inc. (a)                                                              3,132
                            3,100       AMERIGROUP Corp. (a)                                                          60,326
                              900       ATS Medical, Inc. (a)                                                          2,475
                            3,000       AVANIR Pharmaceuticals Class A (a)                                            10,320
                            9,700       AVI BioPharma, Inc. (a)                                                       33,465
                            1,100       Abaxis, Inc. (a)                                                              18,128
                            5,200       Abgenix, Inc. (a)                                                            111,852
                            1,100       Abiomed, Inc. (a)                                                             10,164
                            2,000       Able Laboratories, Inc. (a)(f)                                                   290
                            1,600       Accelrys, Inc. (a)                                                            12,848
                            1,200       Adams Respiratory Therapeutics, Inc. (a)                                      48,792
                            4,300       Adolor Corp. (a)                                                              62,780
                            3,035       Advanced Medical Optics, Inc. (a)                                            126,863
                            1,400       Advancis Pharmaceutical Corp. (a)                                              1,932
                            2,700       Air Methods Corp. (a)                                                         46,710
                            1,900       Albany Molecular Research, Inc. (a)                                           23,085
                            3,200       Alexion Pharmaceuticals, Inc. (a)                                             64,800
                            3,500       Align Technology, Inc. (a)                                                    22,645
                            5,000       Alkermes, Inc. (a)                                                            95,600
                            1,700       Alliance Imaging, Inc. (a)                                                    10,115
                            5,800       Allos Therapeutics (a)                                                        12,470
                            2,345       Allscripts Healthcare Solutions, Inc. (a)                                     31,423
                            2,600       Alpharma, Inc. Class A                                                        74,126
                            1,600       Amedisys, Inc. (a)                                                            67,584
                              400       America Service Group, Inc. (a)                                                6,344
                            2,500       American Healthways, Inc. (a)                                                113,125
                            4,000       American Medical Systems Holdings, Inc. (a)                                   71,320
                            4,450       American Pharmaceutical Partners, Inc. (a)                                   172,616
                            2,800       Amsurg Corp. (a)                                                              64,008
                            6,300       Amylin Pharmaceuticals, Inc. (a)                                             251,496
                            3,400       Anadys Pharmaceuticals, Inc. (a)                                              29,920
                            4,200       Andrx Corp. (a)                                                               69,174
                              513       Angiodynamics, Inc. (a)                                                       13,097
                              100       Animas Corp. (a)                                                               2,415
                            2,900       Antigenics, Inc. (a)(f)                                                       13,804
                            5,585       Aphton Corp. (a)                                                               1,731
                            4,300       Applera Corp. - Celera Genomics Group (a)                                     47,128
                            2,800       Apria Healthcare Group, Inc. (a)                                              67,508
                            8,200       Aradigm Corp. (a)(f)                                                           5,986
                            4,340       Arena Pharmaceuticals, Inc. (a)                                               61,715
                            3,500       Ariad Pharmaceuticals, Inc. (a)                                               20,475
                            1,630       Arqule, Inc. (a)                                                               9,976
                            1,400       Array Biopharma, Inc. (a)                                                      9,814
                            2,400       Arrow International, Inc.                                                     69,576
                            1,700       Arthrocare Corp. (a)                                                          71,638
                              900       Aspect Medical Systems, Inc. (a)                                              30,915
                            3,100       Atherogenics Inc. (a)                                                         62,031
                            4,400       Avant Immunotherapeutics, Inc. (a)                                             8,272

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,000       Avigen, Inc. (a)                                                        $      3,030
                            3,000       Axonyx, Inc. (a)                                                               2,430
                            5,063       Barr Pharmaceuticals, Inc. (a)                                               315,374
                              200       Barrier Therapeutics, Inc. (a)                                                 1,640
                            2,300       Beckman Coulter, Inc.                                                        130,870
                            6,400       Beverly Enterprises, Inc. (a)                                                 74,688
                            3,400       BioCryst Pharmaceuticals, Inc. (a)                                            56,950
                            6,500       Bioenvision, Inc. (a)                                                         42,445
                            2,400       Biolase Technology, Inc. (f)                                                  19,176
                            7,400       BioMarin Pharmaceuticals, Inc. (a)                                            79,772
                           18,316       Biopure Corp. (a)                                                             14,286
                            2,096       Bioscript, Inc. (a)                                                           15,804
                            1,360       Biosite, Inc. (a)                                                             76,554
                              900       BioSphere Medical, Inc. (a)                                                    7,290
                            1,800       BioVeris Corp. (a)                                                             8,226
                            2,400       Bradley Pharmaceuticals, Inc. (a)                                             22,800
                              388       Britesmile, Inc. (a)                                                             287
                            2,200       Brookdale Senior Living, Inc.                                                 65,582
                              800       CNS, Inc.                                                                     17,528
                            2,800       CV Therapeutics, Inc. (a)                                                     69,244
                           16,300       Calypte Biomedical Corp. (a)                                                   2,608
                            1,200       Cambrex Corp.                                                                 22,524
                            1,600       CancerVax Corp. (a)                                                            2,208
                              510       Cardiac Science Corp. (a)                                                      4,616
                            2,900       Cardiodynamics International Corp. (a)                                         3,509
                            1,476       Cardiotech International, Inc. (a)                                             3,321
                            9,200       Cell Therapeutics, Inc. (a)(f)                                                20,056
                            3,300       Centene Corp. (a)                                                             86,757
                            2,600       Cephalon, Inc. (a)                                                           168,324
                            1,400       Cerus Corp. (a)                                                               14,210
                            3,692       Charles River Laboratories International, Inc. (a)                           156,430
                              900       Cholestech Corp. (a)                                                           8,928
                            1,700       Ciphergen Biosystems, Inc. (a)                                                 2,006
                           11,200       Clarient, Inc. (a)(f)                                                         14,336
                               58       Clinical Data, Inc.                                                            1,015
                            2,500       Collagenex Pharmaceuticals, Inc. (a)                                          30,175
                            7,700       Columbia Laboratories, Inc. (a)                                               35,805
                            5,000       Community Health Systems, Inc. (a)                                           191,700
                            2,700       Compex Technologies, Inc. (a)                                                 17,658
                            3,600       Conceptus, Inc. (a)                                                           45,432
                            2,050       Conmed Corp. (a)                                                              48,503
                              500       Conor Medsystems, Inc. (a)                                                     9,675
                            1,843       Cooper Cos., Inc.                                                             94,546
                              142       CorAutus Genetics, Inc. (a)                                                      538
                              400       Corgentech, Inc. (a)                                                           4,112
                              600       Corvel Corp. (a)                                                              11,394
                            3,600       Covance, Inc. (a)                                                            174,780
                            2,400       CryoLife, Inc. (a)                                                             8,016
                            3,600       Cubist Pharmaceuticals, Inc. (a)                                              76,500
                            1,935       Curative Health Services, Inc. (a)                                               445
                            2,300       Curis, Inc. (a)                                                                8,188
                            1,800       Cutera, Inc. (a)                                                              47,448
                            1,400       Cyberonics, Inc. (a)                                                          45,220
                            6,500       Cypress Bioscience, Inc. (a)                                                  37,830

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              930       Cytogen Corp. (a)                                                       $      2,548
                            1,700       Cytokinetics, Inc. (a)                                                        11,118
                            6,400       Cytyc Corp. (a)                                                              180,672
                              500       DJ Orthopedics, Inc. (a)                                                      13,790
                            5,650       Dade Behring Holdings, Inc.                                                  231,029
                            1,400       Datascope Corp.                                                               46,270
                            6,300       DaVita, Inc. (a)                                                             319,032
                              900       Daxor Corp. (a)                                                               15,480
                            3,430       Dendreon Corp. (a)                                                            18,591
                            4,950       Dentsply International, Inc.                                                 265,766
                            6,800       Depomed, Inc. (a)                                                             40,800
                              500       DexCom, Inc. (a)                                                               7,460
                            1,700       Diagnostic Products Corp.                                                     82,535
                            1,300       Dialysis Corp. of America (a)                                                 13,013
                              200       Diametrics Medical, Inc. (a)                                                      12
                            1,000       Digene Corp. (a)                                                              29,170
                            3,000       Discovery Laboratories, Inc. (a)                                              20,040
                            3,200       Dov Pharmaceutical, Inc. (a)                                                  46,976
                            3,000       Durect Corp. (a)                                                              15,210
                              600       Dusa Pharmaceuticals, Inc. (a)                                                 6,462
                                4       Dynacq Healthcare, Inc. (a)                                                       10
                              600       E-Z-EM, Inc. (a)                                                              13,740
                            1,300       EPIX Pharmaceuticals, Inc. (a)                                                 5,252
                            3,500       Edwards Lifesciences Corp. (a)                                               145,635
                            2,300       Emisphere Technologies, Inc. (a)                                               9,982
                              400       Encore Medical Corp. (a)                                                       1,980
                            7,800       Endo Pharmaceuticals Holdings, Inc. (a)                                      236,028
                              200       Endologix, Inc. (a)                                                            1,380
                            4,300       Entremed, Inc. (a)                                                             8,342
                              673       Enzo Biochem, Inc. (a)                                                         8,359
                            2,600       Enzon Pharmaceuticals, Inc. (a)                                               19,240
                              725       Escalon Medical Corp. (a)                                                      3,299
                            1,600       Exact Sciences Corp. (a)                                                       3,536
                              700       Exactech, Inc. (a)                                                             8,008
                            2,900       ev3, Inc. (a)                                                                 42,746
                            3,050       First Horizon Pharmaceutical Corp. (a)                                        52,613
                           17,300       Fonar Corp. (a)                                                               11,764
                            1,300       FoxHollow Technologies Inc. (a)(f)                                            38,727
                            2,900       Gen-Probe, Inc. (a)                                                          141,491
                            3,400       Genaera Corp. (a)                                                              5,100
                            1,900       Gene Logic, Inc. (a)                                                           6,365
                            1,060       Genelabs Technologies, Inc. (a)                                                1,908
                           63,740       Genentech, Inc. (a)(f)                                                     5,895,950
                            1,150       Genesis HealthCare Corp. (a)                                                  41,998
                            1,400       Genitope Corp. (a)                                                            11,130
                            9,700       Genta, Inc. (a)                                                               14,162
                            3,600       Geron Corp. (a)                                                               30,996
                            1,600       GlobeTel Communications Corp. (a)                                              5,904
                              133       GlycoGenesys, Inc. (a)                                                            57
                            1,200       Greatbatch, Inc. (a)                                                          31,212
                            1,500       Haemonetics Corp. (a)                                                         73,290
                            5,080       Health Net, Inc. (a)                                                         261,874
                            2,451       Healthcare Services Group                                                     50,760
                            2,200       HealthExtras, Inc. (a)                                                        55,220

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,900       HealthTronics, Inc. (a)                                                 $     14,535
                            1,300       Hemispherx Biopharma, Inc. (a)(f)                                              2,821
                            4,200       Henry Schein, Inc. (a)                                                       183,288
                            3,000       Herbalife Ltd. (a)                                                            97,560
                            1,050       Hi-Tech Pharmacal Co., Inc. (a)                                               46,505
                            3,545       Hillenbrand Industries, Inc.                                                 175,158
                            2,300       Hollis-Eden Pharmaceuticals (a)(f)                                            11,132
                            2,500       Hologic, Inc. (a)                                                             94,800
                            2,600       Hooper Holmes, Inc.                                                            6,630
                            7,600       Human Genome Sciences, Inc. (a)                                               65,056
                            2,900       Hydron Technologies, Inc. (a)                                                    856
                            1,100       I-Flow Corp. (a)                                                              16,082
                            3,700       ICOS Corp. (a)                                                               102,231
                            1,200       ICU Medical, Inc. (a)                                                         47,052
                            1,600       II-VI, Inc. (a)                                                               28,592
                           14,143       IVAX Corp. (a)                                                               443,100
                            2,500       Idexx Laboratories, Inc. (a)                                                 179,950
                            5,121       ImClone Systems, Inc. (a)                                                    175,343
                            2,625       Immucor, Inc. (a)                                                             61,320
                            4,000       Immunicon Corp. (a)                                                           13,720
                            2,400       Immunogen, Inc. (a)                                                           12,312
                            3,200       Immunomedics, Inc. (a)(f)                                                      9,344
                            2,400       Inamed Corp. (a)                                                             210,432
                            9,000       Incyte Corp. (a)                                                              48,060
                            9,000       Indevus Pharmaceuticals, Inc. (a)                                             48,510
                            4,200       Insmed, Inc. (a)(f)                                                            8,274
                            7,700       Inspire Pharmaceuticals, Inc. (a)                                             39,116
                            1,900       Integra LifeSciences Holdings Corp. (a)                                       67,374
                            4,200       InterMune, Inc. (a)                                                           70,560
                               16       Intrabiotics Pharmaceuticals, Inc. (a)                                            58
                            2,700       IntraLase Corp. (a)                                                           48,141
                            1,500       Introgen Therapeutics, Inc. (a)(f)                                             7,905
                            1,350       Intuitive Surgical, Inc. (a)                                                 158,315
                            1,800       Invacare Corp.                                                                56,682
                              828       Inverness Medical Innovations, Inc. (a)                                       19,632
                            4,400       Isis Pharmaceuticals, Inc. (a)                                                23,056
                            2,000       KV Pharmaceutical Co. Class A (a)                                             41,200
                            1,200       Kendle International, Inc. (a)                                                30,888
                            1,000       Kensey Nash Corp. (a)                                                         22,030
                            2,190       Kindred Healthcare, Inc. (a)                                                  56,414
                            3,615       Kinetic Concepts, Inc. (a)                                                   143,732
                            1,700       Kosan Biosciences, Inc. (a)                                                    7,548
                            1,900       Kyphon, Inc. (a)                                                              77,577
                            1,150       LCA-Vision, Inc.                                                              54,637
                              740       La Jolla Pharmaceutical Co. (a)                                                2,738
                            1,100       Lakeland Industries, Inc. (a)                                                 20,669
                              400       Landauer, Inc.                                                                18,436
                              300       Langer, Inc. (a)                                                               1,560
                              200       Large Scale Biology Corp. (a)                                                     20
                              800       Lectec Corp.                                                                     408
                            2,700       Lexicon Genetics, Inc. (a)                                                     9,855
                            2,900       Lifecell Corp. (a)                                                            55,303
                              700       Lifecore Biomedical, Inc. (a)                                                 11,361
                            3,045       LifePoint Hospitals, Inc. (a)                                                114,188

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            5,700       Lincare Holdings, Inc. (a)                                              $    238,887
                            4,640       MGI Pharma, Inc. (a)                                                          79,622
                            1,100       Macrochem Corp. (a)                                                               22
                            1,479       Magellan Health Services, Inc. (a)                                            46,515
                            3,400       Mannatech, Inc.                                                               46,954
                              500       MannKind Corp. (a)                                                             5,630
                            1,700       Martek Biosciences Corp. (a)                                                  41,837
                            3,300       Maxim Pharmaceuticals, Inc. (a)                                                3,630
                              600       Med-Design Corp. (a)                                                             294
                            6,300       Medarex, Inc. (a)                                                             87,255
                            1,100       Medcath Corp. (a)                                                             20,405
                              800       Medical Action Industries, Inc. (a)                                           16,352
                            2,870       Medicines Co. (a)                                                             50,082
                            3,200       Medicis Pharmaceutical Corp. Class A                                         102,560
                            1,030       Medis Technologies Ltd. (a)(f)                                                15,151
                              300       Medwave, Inc. (a)                                                                807
                            2,800       Mentor Corp.                                                                 129,024
                            1,350       Meridian Bioscience, Inc.                                                     27,189
                            1,568       Merit Medical Systems, Inc. (a)                                               19,036
                              300       Metropolitan Health Networks, Inc. (a)                                           720
                            2,900       Micro Therapeutics Inc (a)                                                    20,097
                            2,600       Microtek Medical Holdings, Inc. (a)                                            9,048
                           17,438       Millennium Pharmaceuticals, Inc. (a)                                         169,149
                            1,600       Mine Safety Appliances Co.                                                    57,936
                            1,000       Molecular Devices Corp. (a)                                                   28,930
                            1,100       Molina Healthcare, Inc. (a)                                                   29,304
                            6,760       Monogram Biosciences, Inc. (a)                                                12,641
                            3,300       Myogen, Inc. (a)                                                              99,528
                            1,800       Myriad Genetics, Inc. (a)                                                     37,440
                            3,900       NBTY, Inc. (a)                                                                63,375
                            3,740       NPS Pharmaceuticals, Inc. (a)                                                 44,282
                           10,400       Nabi Biopharmaceuticals (a)                                                   35,152
                              150       National Dentex Corp. (a)                                                      3,381
                              400       National Healthcare Corp.                                                     14,952
                              400       Natrol, Inc. (a)                                                                 638
                              900       Natures Sunshine Prods, Inc.                                                  16,272
                            3,000       Natus Medical, Inc. (a)                                                       48,420
                            4,900       Nektar Therapeutics (a)                                                       80,654
                            2,086       Neopharm, Inc. (a)                                                            22,508
                            1,900       Neose Technologies, Inc. (a)                                                   3,667
                            2,145       Neurocrine Biosciences, Inc. (a)                                             134,556
                            1,200       Neurogen Corp. (a)                                                             7,908
                              400       New River Pharmaceuticals, Inc. (a)                                           20,752
                            1,600       Northfield Laboratories, Inc. (a)                                             21,440
                            8,400       Novavax, Inc. (a)(f)                                                          32,340
                            3,400       Noven Pharmaceuticals, Inc. (a)                                               51,442
                            1,400       Nutraceutical International Corp. (a)                                         18,970
                            2,800       NuVasive, Inc. (a)                                                            50,680
                            2,421       Nuvelo, Inc. (a)                                                              19,634
                            3,167       OSI Pharmaceuticals, Inc. (a)                                                 88,803
                            4,100       Oakley, Inc.                                                                  60,229
                            3,050       Odyssey HealthCare, Inc. (a)                                                  56,852
                            4,500       Omnicare, Inc.                                                               257,490

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,000       Onyx Pharmaceuticals, Inc. (a)                                          $     57,520
                            5,275       OraSure Technologies, Inc. (a)                                                46,526
                            4,100       Orthologic Corp. (a)                                                          20,090
                            5,920       Orthovita, Inc. (a)                                                           22,970
                            4,400       Oscient Pharmaceuticals Corp. (a)                                              9,988
                            3,300       Osteotech, Inc. (a)                                                           16,401
                            2,300       Owens & Minor, Inc.                                                           63,319
                            5,600       PSS World Medical, Inc. (a)                                                   83,104
                            6,500       Pain Therapeutics, Inc. (a)                                                   43,940
                            1,700       Par Pharmaceutical Cos., Inc. (a)                                             53,278
                            2,700       Parexel International Corp. (a)                                               54,702
                            1,180       Pediatric Services of America, Inc. (a)                                       16,673
                            1,500       Pediatrix Medical Group, Inc. (a)                                            132,855
                            1,300       Penwest Pharmaceuticals Co. (a)                                               25,376
                            8,500       Peregrine Pharmaceuticals, Inc. (a)                                            7,650
                            5,000       Perrigo Co.                                                                   74,550
                            3,700       PetMed Express, Inc. (a)                                                      52,429
                            3,400       Pharmaceutical Product Development, Inc.                                     210,630
                              700       Pharmacopeia Drug Discovery, Inc. (a)                                          2,492
                            2,290       Pharmacyclics, Inc. (a)                                                        8,130
                            1,800       Pharmion Corp. (a)                                                            31,986
                            1,140       Pharmos Corp. (a)                                                              2,291
                            1,423       PolyMedica Corp.                                                              47,628
                            2,300       Pozen, Inc. (a)                                                               22,057
                              620       Praecis Pharmaceuticals, Inc. (a)                                              2,486
                            2,500       Prestige Brands Holdings, Inc. (a)                                            31,250
                              500       Progenics Pharmaceuticals, Inc. (a)                                           12,505
                            5,500       Protein Design Labs, Inc. (a)                                                156,310
                              800       Proxymed, Inc. (a)                                                             3,248
                              125       Psychemedics Corp.                                                             1,725
                            1,666       Psychiatric Solutions, Inc. (a)                                               97,861
                            2,700       QMed, Inc. (a)                                                                26,055
                            1,900       Quidel Corp. (a)                                                              20,444
                            2,000       Radiation Therapy Services, Inc. (a)                                          70,620
                            1,100       Radiologix, Inc. (a)                                                           3,355
                            1,600       Regeneration Technologies, Inc. (a)                                           11,440
                            2,800       Regeneron Pharmaceuticals, Inc. (a)                                           44,660
                            1,900       RehabCare Group, Inc. (a)                                                     38,380
                            4,450       Renal Care Group, Inc. (a)                                                   210,530
                            2,500       Renovis, Inc. (a)                                                             38,250
                            1,200       Res-Care, Inc. (a)                                                            20,844
                            4,300       Resmed, Inc. (a)                                                             164,733
                            3,900       Respironics, Inc. (a)                                                        144,573
                            1,300       Retractable Technologies, Inc. (a)                                             4,667
                            7,000       Rita Medical Systems, Inc. (a)                                                27,370
                            3,603       Salix Pharmaceuticals Ltd. (a)                                                63,341
                            1,300       Sangamo Biosciences, Inc. (a)                                                  5,239
                            6,000       Santarus, Inc. (a)                                                            32,880
                            3,500       Savient Pharmaceuticals, Inc. (a)                                             13,090
                            5,700       Sciclone Pharmaceuticals, Inc. (a)                                            13,224
                            2,200       Seattle Genetics, Inc. (a)                                                    10,384
                            6,055       Sepracor, Inc. (a)                                                           312,438
                            2,385       Serologicals Corp. (a)                                                        47,080
                            2,000       Sierra Health Services, Inc. (a)                                             159,920

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,015       Sirna Therapeutics, Inc. (a)(f)                                         $      6,105
                            3,500       Sonic Innovations, Inc. (a)                                                   14,805
                              800       SonoSite, Inc. (a)                                                            28,008
                            1,900       Sparta Surgical Corp. (a)                                                          0
                            1,400       Specialty Laboratories, Inc. (a)                                              18,270
                               16       Spectrum Pharmaceuticals, Inc. (a)                                                68
                            2,400       Staar Surgical Co. (a)                                                        18,960
                           15,400       Star Scientific, Inc. (a)(f)                                                  36,190
                            3,400       Steris Corp.                                                                  85,068
                            2,600       Sunrise Senior Living, Inc. (a)(f)                                            87,646
                            2,930       SuperGen, Inc. (a)                                                            14,797
                            1,600       SurModics, Inc. (a)                                                           59,184
                            2,300       Sybron Dental Specialties, Inc. (a)                                           91,563
                              100       Symbion, Inc. (a)                                                              2,300
                              900       Symmetry Medical, Inc. (a)                                                    17,451
                            2,100       Synovis Life Technologies, Inc. (a)                                           21,063
                            8,500       SyntheMed, Inc. (a)                                                            3,400
                            3,800       Tanox, Inc. (a)                                                               62,206
                            8,500       Targeted Genetics Corp. (a)                                                    4,080
                            2,500       Techne Corp. (a)                                                             140,375
                            4,130       Telik, Inc. (a)                                                               70,169
                            1,900       Theragenics Corp. (a)                                                          5,738
                            1,900       Theravance, Inc. (a)                                                          42,788
                            2,400       Third Wave Technologies, Inc. (a)                                              7,152
                            3,200       Thoratec Corp. (a)                                                            66,208
                              100       Threshold Pharmaceuticals, Inc. (a)                                            1,445
                            2,800       Titan Pharmaceuticals, Inc. (a)                                                4,004
                              900       Transgenomic, Inc. (a)                                                           945
                            3,146       Triad Hospitals, Inc. (a)                                                    123,418
                            1,600       Trimeris, Inc. (a)                                                            18,384
                            1,600       TriPath Imaging, Inc. (a)                                                      9,664
                              700       Tripos, Inc. (a)                                                               2,065
                              700       US Physical Therapy, Inc. (a)                                                 12,929
                            1,100       USANA Health Sciences, Inc. (a)                                               42,196
                            2,100       United Surgical Partners International, Inc. (a)                              67,515
                            1,500       United Therapeutics Corp. (a)                                                103,680
                            1,100       Universal Display Corp. (a)                                                   11,561
                            3,300       Universal Health Services, Inc. Class B                                      154,242
                            1,700       Urologix, Inc. (a)                                                             6,562
                            1,100       Utah Medical Products, Inc.                                                   35,244
                            4,740       VCA Antech, Inc. (a)                                                         133,668
                            5,200       Valeant Pharmaceuticals International                                         94,016
                              193       Valentis, Inc. (a)                                                               369
                            5,720       Varian Medical Systems, Inc. (a)                                             287,945
                            2,300       Vasomedical, Inc. (a)                                                            575
                            2,000       Ventana Medical Systems (a)                                                   84,700
                            4,462       Vertex Pharmaceuticals, Inc. (a)                                             123,464
                              500       ViaCell, Inc. (a)                                                              2,810
                            1,800       Viasys Healthcare, Inc. (a)                                                   46,260
                            1,000       Vical, Inc. (a)                                                                4,200
                            3,300       Vion Pharmaceuticals, Inc. (a)                                                 5,148
                            1,390       Viragen, Inc. (a)(f)                                                             626
                            3,700       Viropharma, Inc. (a)                                                          68,635
                            1,205       VistaCare, Inc. Class A (a)                                                   15,063

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              700       Vital Signs, Inc.                                                       $     29,974
                            7,600       Vivus, Inc. (a)                                                               22,496
                            1,600       West Pharmaceutical Services, Inc.                                            40,048
                            1,400       Wright Medical Group, Inc. (a)                                                28,560
                           13,500       XOMA Ltd. (a)(f)                                                              21,600
                            2,700       Zila, Inc. (a)                                                                10,395
                              555       Zoll Medical Corp. (a)                                                        13,980
                            2,000       Zymogenetics, Inc. (a)                                                        34,020
                                                                                                                ------------
                                                                                                                  24,526,825
----------------------------------------------------------------------------------------------------------------------------
Electronics - 5.2%          7,300       8x8, Inc. (a)(f)                                                              13,505
                               56       ACE*COMM Corp. (a)                                                               173
                            1,700       ADE Corp. (a)                                                                 40,902
                            3,600       AMIS Holdings, Inc. (a)                                                       38,340
                            3,100       APAC Customer Services, Inc. (a)                                               5,673
                            1,800       ATMI, Inc. (a)                                                                50,346
                            9,100       AVX Corp.                                                                    131,768
                            1,200       AXT, Inc. (a)                                                                  2,568
                            2,900       Actel Corp. (a)                                                               36,917
                            2,500       Acuity Brands, Inc.                                                           79,500
                            4,800       Acxiom Corp.                                                                 110,400
                              300       Advanced Analogic Technologies, Inc. (a)                                       4,155
                            2,200       Advanced Energy Industries, Inc. (a)                                          26,026
                              500       Advanced Power Technology, Inc. (a)                                            6,815
                           11,263       Agere Systems, Inc. (a)                                                      145,293
                            2,200       Agilysys, Inc.                                                                40,084
                               20       Airnet Communications Corp. (a)                                                   20
                            1,400       Alliance Fiber Optic Products, Inc. (a)                                        1,582
                            5,000       Alliance Semiconductor Corp. (a)                                              13,000
                            2,262       Alliant Techsystems, Inc. (a)                                                172,297
                            8,400       Altair Nanotechnologies, Inc. (a)(f)                                          16,548
                            1,200       American Physicians Capital, Inc. (a)                                         54,948
                            1,000       American Science & Engineering, Inc. (a)                                      62,370
                              100       American Technical Ceramics Corp. (a)                                            902
                           10,510       Amkor Technology, Inc. (a)                                                    58,856
                              600       Ampex Corp. (a)                                                               12,234
                            5,005       Amphenol Corp. Class A                                                       221,521
                              100       Amtech Systems, Inc. (a)                                                         750
                            6,700       Anadigics, Inc. (a)                                                           40,200
                            1,200       Anaren, Inc. (a)                                                              18,756
                            2,200       Anixter International, Inc.                                                   86,064
                            5,100       Arris Group, Inc. (a)                                                         48,297
                            6,500       Arrow Electronics, Inc. (a)                                                  208,195
                            4,300       Asyst Technologies Inc. (a)                                                   24,596
                            1,600       Atheros Communications Inc. (a)                                               20,800
                           26,800       Atmel Corp. (a)                                                               82,812
                            2,200       Audiovox Corp. Class A (a)                                                    30,492
                           31,700       Avanex Corp. (a)(f)                                                           43,429
                            2,656       Avid Technology, Inc. (a)                                                    145,443
                            6,864       Avnet, Inc. (a)                                                              164,324
                              900       Aware, Inc. (a)                                                                3,996
                            6,400       Axcelis Technologies, Inc. (a)                                                30,528
                            1,500       Axsys Technologies, Inc. (a)                                                  26,925
                              200       Badger Meter, Inc.                                                             7,848
                            2,800       Belden CDT, Inc.                                                              68,404

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,635       Bell Microproducts, Inc. (a)                                            $     12,508
                            2,500       Benchmark Electronics, Inc. (a)                                               84,075
                            2,880       Broadwing Corp. (a)                                                           17,424
                            5,682       Brooks Automation, Inc. (a)                                                   71,195
                            5,300       Bruker BioSciences Corp. (a)                                                  25,758
                            1,500       C&D Technologies, Inc.                                                        11,430
                            2,800       C-COR, Inc. (a)                                                               13,608
                              764       CCC Information Services Group (a)                                            20,032
                           19,400       CMGI, Inc. (a)                                                                29,488
                            2,200       CTS Corp.                                                                     24,332
                            1,400       Cabot Microelectronics Corp. (a)                                              41,062
                           15,600       Cadence Design Systems, Inc. (a)                                             263,952
                            2,600       CalAmp Corp. (a)                                                              27,274
                            4,000       California Micro Devices CP (a)                                               26,040
                            1,685       Caliper Life Sciences, Inc. (a)                                                9,908
                            1,100       Candela Corp. (a)                                                             15,884
                            6,800       Captaris, Inc. (a)                                                            25,092
                              500       Celeritek, Inc.                                                                   73
                            2,400       Cepheid, Inc. (a)                                                             21,072
                            1,101       Ceva, Inc. (a)                                                                 6,892
                              700       Champion Industries, Inc.                                                      3,080
                            2,200       Checkpoint Systems, Inc. (a)                                                  54,230
                            4,700       Cirrus Logic, Inc. (a)                                                        31,396
                            2,400       Coherent, Inc. (a)                                                            71,232
                            1,300       Cohu, Inc.                                                                    29,731
                            2,500       CommScope, Inc. (a)                                                           50,325
                            1,800       Comtech Telecommunications Corp. (a)                                          54,972
                           27,048       Conexant Systems, Inc. (a)                                                    61,128
                            2,200       Cox Radio, Inc. Class A (a)                                                   30,976
                            5,100       Credence Systems Corp. (a)                                                    35,496
                            4,200       Cree, Inc. (a)(f)                                                            106,008
                            2,105       Cymer, Inc. (a)                                                               74,749
                            3,000       Cypress Semiconductor Corp. (a)                                               42,750
                            1,590       DDi Corp. (a)                                                                  1,511
                            2,600       DSP Group, Inc. (a)                                                           65,156
                              300       DTS, Inc. (a)                                                                  4,440
                            1,100       Daktronics, Inc.                                                              32,527
                              100       Dataram Corp.                                                                    526
                            2,400       Diodes, Inc. (a)                                                              74,520
                            1,600       Dionex Corp. (a)                                                              78,528
                            6,000       Dolby Laboratories, Inc. Class A (a)                                         102,300
                              600       Ducommun, Inc. (a)                                                            12,816
                            1,400       Dynamics Research Corp. (a)                                                   21,630
                            2,800       EFJ, Inc. (a)                                                                 28,420
                              700       EMS Technologies, Inc. (a)                                                    12,390
                            4,000       ESS Technology, Inc. (a)                                                      13,720
                           13,400       Eagle Broadband, Inc. (a)                                                      1,206
                            2,500       Electro Scientific Industries, Inc. (a)                                       60,375
                            1,700       Electroglas, Inc. (a)                                                          4,930
                            3,700       Electronics for Imaging (a)                                                   98,457
                              200       eMagin Corp. (a)                                                                 114
                            1,900       Emcore Corp. (a)                                                              14,098
                            2,000       Empire Resources, Inc.                                                        21,780
                            4,800       Emulex Corp. (a)                                                              94,992

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,000       EndWare Corp. (a)(f)                                                    $     11,780
                            4,500       Energizer Holdings, Inc. (a)                                                 224,055
                            1,900       Energy Conversion Devices, Inc. (a)                                           77,425
                              600       EnerSys (a)                                                                    7,824
                               25       Entrada Networks, Inc. (a)                                                         0
                            3,900       Exar Corp. (a)                                                                48,828
                              300       Excel Technology, Inc. (a)                                                     7,134
                            4,300       Exide Technologies (a)                                                        15,910
                            2,000       FEI Co. (a)                                                                   38,340
                            1,800       FSI International, Inc. (a)                                                    8,280
                            5,600       Fairchild Semiconductor International, Inc. (a)                               94,696
                            1,600       Faro Technologies, Inc. (a)                                                   32,000
                            4,300       Flir Systems, Inc. (a)                                                        96,019
                            1,300       Formfactor, Inc. (a)                                                          31,759
                            2,900       FuelCell Energy, Inc. (a)(f)                                                  24,563
                            2,400       GTC Biotherapeutics, Inc. (a)                                                  3,936
                            2,300       General Cable Corp. (a)                                                       45,310
                            3,100       Genesis Microchip, Inc. (a)                                                   56,079
                            3,300       Getty Images, Inc. (a)                                                       294,591
                              500       Glenayre Technologies, Inc. (a)                                                1,625
                              200       Glowpoint, Inc. (a)                                                              134
                            2,900       Harman International Industries, Inc.                                        283,765
                            4,300       Harmonic, Inc. (a)                                                            20,855
                            6,990       Harris Corp.                                                                 300,640
                            1,520       Harvard Bioscience, Inc. (a)                                                   6,764
                            3,100       Hearst-Argyle Television, Inc.                                                73,935
                            1,775       Herley Industries, Inc. (a)                                                   29,305
                              447       Hifn, Inc. (a)                                                                 2,505
                              700       Hungarian Telephone & Cable (a)                                               10,885
                            1,495       Hutchinson Technology, Inc. (a)                                               42,533
                            1,900       IRIS International, Inc. (a)                                                  41,534
                            1,900       IXYS Corp. (a)                                                                22,211
                            2,400       Illumina, Inc. (a)                                                            33,840
                            3,935       Innovex, Inc. (a)                                                             13,576
                            2,100       Integrated Silicon Solutions, Inc. (a)                                        13,524
                            5,900       Interactive Data Corp.                                                       133,989
                              100       Interlink Electronics, Inc. (a)                                                  359
                            2,403       Intermagnetics General Corp. (a)                                              76,656
                            2,300       International Rectifier Corp. (a)                                             73,370
                            5,915       Intersil Corp. Class A                                                       147,165
                            1,700       Itron, Inc. (a)                                                               68,068
                            2,600       Ixia (a)                                                                      38,428
                              800       Keithley Instruments, Inc.                                                    11,184
                            4,900       Kemet Corp. (a)                                                               34,643
                            2,300       Komag, Inc. (a)                                                               79,718
                            4,200       Kopin Corp. (a)                                                               22,470
                            4,700       Kulicke & Soffa Industries, Inc. (a)                                          41,548
                              100       LCC International, Inc. Class A (a)                                              326
                            5,600       Lam Research Corp. (a)                                                       199,808
                            1,650       Laserscope (a)                                                                37,059
                            6,270       Lattice Semiconductor Corp. (a)                                               27,086
                              200       Leadis Technology, Inc. (a)                                                    1,030
                              700       LeCroy Corp. (a)                                                              10,703
                              100       Lightpath Technologies, Inc. Class A (a)                                         172

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,270       Littelfuse, Inc. (a)                                                    $     34,608
                            1,200       Lowrance Electronics, Inc.                                                    31,452
                              100       M-Wave, Inc. (a)                                                                  57
                            9,600       MEMC Electronic Materials, Inc. (a)                                          212,832
                            3,153       MKS Instruments, Inc. (a)                                                     56,407
                            6,287       MRV Communications, Inc. (a)                                                  12,888
                            2,000       MTS Systems Corp.                                                             69,280
                           18,200       Marvell Technology Group Ltd. (a)                                          1,020,838
                            1,800       Mattson Technology, Inc. (a)                                                  18,108
                              900       Maxwell Technologies, Inc. (a)                                                12,753
                            1,400       Mercury Computer Systems, Inc. (a)                                            28,882
                              500       Mestek, Inc. (a)                                                               6,550
                            2,100       Methode Electronics, Inc.                                                     20,937
                            3,600       Microsemi Corp. (a)                                                           99,576
                            1,700       Mobility Electronics, Inc. (a)                                                16,422
                            2,155       Monolithic System Technology, Inc. (a)                                        11,853
                              600       Multi-Fineline Electronix, Inc. (a)                                           28,902
                              800       NU Horizons Electronics Corp. (a)                                              8,080
                            1,825       Nanogen, Inc. (a)                                                              4,782
                            2,000       Nanometrics, Inc. (a)                                                         22,020
                            3,000       Nanophase Technologies Corp. (a)                                              16,950
                              320       Neomagic Corp. (a)                                                             2,739
                            1,000       Neoware Systems, Inc. (a)                                                     23,300
                            2,700       Netgear, Inc. (a)                                                             51,975
                            2,400       Newport Corp. (a)                                                             32,496
                              250       Novoste Corp. (a)                                                                558
                            8,535       Nuance Communications, Inc. (a)                                               65,122
                           14,950       ON Semiconductor Corp. (a)                                                    82,674
                              700       OSI Systems, Inc. (a)                                                         12,873
                            4,500       Omnivision Technologies, Inc. (a)                                             89,820
                            1,100       Oplink Communications, Inc. (a)                                               15,950
                              400       Optical Communication Products, Inc. (a)                                         924
                              200       PDF Solutions, Inc. (a)                                                        3,250
                            1,500       PLX Technology, Inc. (a)                                                      12,900
                            1,800       Palomar Medical Technologies, Inc. (a)                                        63,072
                            1,150       Park Electrochemical Corp.                                                    29,877
                              800       Parkervision, Inc. (a)                                                         7,280
                            4,300       Paxson Communications Corp. (a)                                                3,870
                            2,700       Pemstar, Inc. (a)                                                              3,996
                            1,500       Pericom Semiconductor Corp. (a)                                               11,955
                            1,600       Photon Dynamics, Inc. (a)                                                     29,248
                            2,700       Pixelworks, Inc. (a)                                                          13,716
                              900       Planar Systems, Inc. (a)                                                       7,533
                            2,600       Plantronics, Inc.                                                             73,580
                            2,300       Plexus Corp. (a)                                                              52,302
                            2,700       Portalplayer, Inc. (a)                                                        76,464
                              600       Powell Industries, Inc. (a)                                                   10,776
                            1,800       Power Integrations, Inc. (a)                                                  42,858
                            4,900       Power-One, Inc. (a)                                                           29,498
                            4,400       Powerwave Technologies, Inc. (a)                                              55,308
                              300       Preformed Line Products Co.                                                   12,837
                            6,100       Quantum Corp. (a)                                                             18,605
                              200       QuickLogic Corp. (a)                                                             790
                           10,835       RF Micro Devices, Inc. (a)                                                    58,617

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              900       Radisys Corp. (a)                                                       $     15,606
                            6,000       Rambus, Inc. (a)                                                              97,140
                              900       Raven Industries, Inc.                                                        25,965
                              700       Rex Stores Corp. (a)                                                          10,528
                              800       Richardson Electronics Ltd.                                                    5,800
                              900       Rofin-Sinar Technologies, Inc. (a)                                            39,123
                            1,000       Rudolph Technologies, Inc. (a)                                                12,880
                            5,900       SAFLINK Corp. (a)                                                              4,779
                            2,300       SBS Technologies, Inc. (a)                                                    23,161
                              800       SCM Microsystems, Inc. (a)                                                     2,736
                            1,200       Sagemark Cos. Ltd. (a)                                                         1,740
                           27,200       Seagate Technology                                                           543,728
                            1,100       Semitool, Inc. (a)                                                            11,968
                            4,200       Semtech Corp. (a)                                                             76,692
                            2,000       Sigmatel, Inc. (a)                                                            26,200
                            1,200       Sigmatron International, Inc. (a)                                             13,272
                            4,400       Silicon Image, Inc. (a)                                                       39,820
                            3,000       Silicon Laboratories, Inc. (a)                                               109,980
                            5,900       Silicon Storage Technology, Inc. (a)                                          29,795
                            2,800       SimpleTech, Inc. (a)                                                          10,556
                            3,300       Sirenza Microdevices, Inc. (a)                                                15,213
                            1,700       Sirf Technology Holdings, Inc. (a)                                            50,660
                            9,100       Skyworks Solutions, Inc. (a)                                                  46,319
                            2,500       Somera Communications, Inc. (a)                                                1,950
                            1,200       Spectralink Corp.                                                             14,244
                            3,100       Spectrum Brands, Inc. (a)                                                     62,961
                            3,100       Staktek Holdings, Inc. (a)                                                    23,064
                            1,400       Standard Microsystems Corp. (a)                                               40,166
                            5,600       Stratex Networks, Inc. (a)                                                    20,048
                              200       Suntron Corp. (a)                                                                244
                            4,320       Superconductor Technologies (a)                                                1,901
                            1,700       Superior Essex, Inc. (a)                                                      34,272
                              100       Supertex, Inc. (a)                                                             4,425
                            4,376       Symmetricom, Inc. (a)                                                         37,065
                            2,300       Synaptics, Inc. (a)                                                           56,856
                            1,900       TTM Technologies, Inc. (a)                                                    17,860
                            4,730       Taser International, Inc. (a)(f)                                              32,968
                            1,900       Technitrol, Inc.                                                              32,490
                           10,100       Tegal Corp. (a)                                                                5,757
                            3,700       Tekelec (a)                                                                   51,430
                               75       Terabeam, Inc. (a)                                                               202
                            4,400       Terayon Corp. (a)                                                             10,164
                            1,800       Tessera Technologies, Inc. (a)                                                46,530
                            5,500       Therma-Wave, Inc. (a)                                                          7,865
                            4,365       Thomas & Betts Corp. (a)                                                     183,155
                            1,300       Three-Five Systems, Inc. (a)                                                     150
                              800       Tollgrade Communications, Inc. (a)                                             8,744
                           11,200       Transmeta Corp. (a)(f)                                                        12,656
                            3,600       Transwitch Corp. (a)                                                           6,588
                            3,000       Tripath Technology, Inc. (a)(f)                                                  990
                            7,745       Triquint Semiconductor, Inc. (a)                                              34,465
                              200       Tvia, Inc. (a)                                                                   422
                            1,500       Tweeter Home Entertainment Group, Inc. (a)                                     8,580
                              800       Ultralife Batteries, Inc. (a)                                                  9,600

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,400       Ultratech, Inc. (a)                                                     $     39,408
                            1,400       United Industrial Corp.                                                       57,918
                              600       Unitil Corp.                                                                  15,060
                            4,000       Valence Technology, Inc. (a)(f)                                                6,000
                              900       Varian Semiconductor Equipment Associates, Inc. (a)                           39,537
                            2,050       Varian, Inc. (a)                                                              81,570
                            1,400       Viasat, Inc. (a)                                                              37,422
                            2,200       Vicor Corp.                                                                   34,782
                            1,300       Virage Logic Corp. (a)                                                        12,844
                            9,961       Vishay Intertechnology, Inc. (a)                                             137,063
                           12,800       Vitesse Semiconductor Corp. (a)                                               24,576
                              200       Volterra Semiconductor Corp. (a)                                               3,000
                               66       Vyyo, Inc. (a)                                                                   319
                            3,600       WJ Communications, Inc. (a)                                                    5,832
                                4       Wave Wireless Corp. (a)                                                            1
                            8,500       Western Digital Corp. (a)                                                    158,185
                            4,117       Zebra Technologies Corp. Class A (a)                                         176,413
                            7,424       Zhone Technologies, Inc. (a)                                                  14,922
                            3,361       Zoran Corp. (a)                                                               54,482
                                                                                                                ------------
                                                                                                                  13,167,899
----------------------------------------------------------------------------------------------------------------------------
Energy & Raw                1,000       APCO Argentina, Inc.                                                          49,010
Materials - 3.4%            3,000       Alliance Resource Partners LP                                                111,600
                            3,200       Alpha Natural Resources, Inc. (a)                                             61,472
                            2,600       Arch Coal, Inc.                                                              206,700
                            1,900       Atlas Pipeline Partners LP                                                    77,140
                            1,400       Atwood Oceanics, Inc. (a)                                                    109,242
                              600       Barnwell Industries, Inc.                                                     15,060
                            1,000       Berry Petroleum Co. Class A                                                   57,200
                            3,500       Boardwalk Pipeline Partners LP (a)                                            62,930
                            4,300       Brigham Exploration Co. (a)                                                   50,998
                            1,500       Buckeye Partners LP                                                           63,330
                            1,350       CARBO Ceramics, Inc.                                                          76,302
                            3,720       Cabot Oil & Gas Corp. Class A                                                167,772
                            5,600       Canyon Resources Corp. (a)                                                     4,088
                            4,616       Cimarex Energy Co.                                                           198,534
                            1,700       Compass Minerals International, Inc.                                          41,718
                            5,000       Cooper Cameron Corp. (a)                                                     207,000
                            1,500       Crosstex Energy, Inc.                                                         94,590
                            2,000       Dawson Geophysical Co. (a)                                                    61,640
                            6,400       Denbury Resources, Inc. (a)                                                  145,792
                            1,000       Dril-Quip, Inc. (a)                                                           47,200
                            6,720       ENSCO International, Inc.                                                    298,032
                              600       Earle M. Jorgensen Holding Company, Inc. (a)                                   5,538
                            3,900       Enterprise GP Holdings LP                                                    147,108
                           21,905       Enterprise Products Partners LP                                              525,939
                            6,400       The Exploration Co. of Delaware, Inc. (a)                                     41,088
                            3,500       FMC Technologies, Inc. (a)                                                   150,220
                            2,100       Forest Oil Corp. (a)                                                          95,697
                            2,200       Foundation Coal Holdings, Inc.                                                83,600
                            2,400       Goodrich Petroleum Corp. (a)                                                  60,360
                            6,200       Grant Prideco, Inc. (a)                                                      273,544
                           10,600       Grey Wolf, Inc. (a)                                                           81,938
                            2,849       Hanover Compressor Co. (a)                                                    40,199
                            3,100       Headwaters, Inc. (a)                                                         109,864

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,900       Helmerich & Payne, Inc.                                                 $    179,539
                              200       Holly Energy Partners LP                                                       7,378
                            1,800       Hydril Co. (a)                                                               112,680
                            1,900       Inergy LP                                                                     49,267
                            4,700       International Coal Group, Inc. (a)                                            44,650
                            1,800       James River Coal Co. (a)                                                      68,760
                            6,900       Joy Global, Inc.                                                             276,000
                                9       Kestrel Energy, Inc. (a)                                                         855
                            1,500       Kirby Corp. (a)                                                               78,255
                            1,100       Lufkin Industries, Inc.                                                       54,857
                              600       MAXXAM, Inc. (a)                                                              21,030
                            4,800       Massey Energy Co.                                                            181,776
                            5,100       McDermott International, Inc. (a)                                            227,511
                            3,000       NL Industries, Inc.                                                           42,270
                            1,900       Natural Gas Services Group (a)                                                32,224
                              600       Natural Resource Partners LP                                                  30,150
                            5,000       Newpark Resources (a)                                                         38,150
                            7,780       Noble Energy, Inc.                                                           313,534
                            1,800       Offshore Logistics, Inc. (a)                                                  52,560
                            1,700       Oil States International, Inc. (a)                                            53,856
                            4,000       Parallel Petroleum Corp. (a)                                                  68,040
                            9,900       Parker Drilling Co. (a)                                                      107,217
                            6,090       Peabody Energy Corp.                                                         501,938
                              800       Penn Virginia Corp.                                                           45,920
                              200       Penn Virginia Resource Partners LP                                            11,114
                            1,780       Petroleum Development Corp. (a)                                               59,345
                            4,400       Pioneer Drilling Co. (a)                                                      78,892
                            3,300       Plains All American Pipeline LP                                              130,581
                            5,700       Prolong International Corp. (a)                                                   63
                            3,112       Quantum Fuel Systems Technologies
                                          Worldwide, Inc. (a)(f)                                                       8,341
                              100       RGC Resources, Inc.                                                            2,526
                            8,000       Range Resources Corp.                                                        210,720
                            1,477       SEACOR Holdings, Inc. (a)                                                    100,584
                            9,600       Smith International, Inc.                                                    356,256
                                7       Solexa, Inc. (a)                                                                  75
                            9,100       Southwestern Energy Co. (a)                                                  327,054
                            1,900       Swift Energy Co. (a)                                                          85,633
                            1,900       TC PipeLines LP                                                               61,750
                            2,455       Tidewater, Inc.                                                              109,149
                            4,200       USEC, Inc.                                                                    50,190
                            2,000       Union Drilling, Inc. (a)                                                      29,060
                            2,900       Unit Corp. (a)                                                               159,587
                            2,500       W-H Energy Services, Inc. (a)                                                 82,700
                            4,000       Western Gas Resources, Inc.                                                  188,360
                              500       Westmoreland Coal Co. (a)                                                     11,450
                            2,000       Williams Partners LP                                                          62,300
                            2,600       World Fuel Services Corp.                                                     87,672
                            1,300       Xanser Corp. (a)                                                               3,822
                                                                                                                ------------
                                                                                                                   8,628,086
----------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 2.8%   4,400       AGL Resources, Inc.                                                          153,164
                            1,100       ATG, Inc. (a)                                                                      0
                            3,500       Active Power, Inc. (a)                                                        13,475
                            1,500       Allete, Inc.                                                                  66,000

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            6,400       Alliant Energy Corp.                                                    $    179,456
                              950       American States Water Co.                                                     29,260
                            4,917       Aqua America, Inc.                                                           134,234
                            7,810       Aquila, Inc. (a)                                                              28,116
                              150       Artesian Resources Corp. Class A                                               4,440
                            4,800       Atmos Energy Corp.                                                           125,568
                              200       Atrion Corp.                                                                  13,886
                            2,900       Avista Corp.                                                                  51,359
                              200       BIW Ltd.                                                                       3,590
                            7,730       Beacon Power Corp. (a)(f)                                                     14,378
                            1,800       Black Hills Corp.                                                             62,298
                              900       CH Energy Group, Inc.                                                         41,310
                              900       California Water Service Group                                                34,407
                              800       Cascade Natural Gas Corp.                                                     15,608
                            2,766       Catalytica Energy Systems, Inc. (a)                                            2,904
                              700       Central Vermont Public Service Corp.                                          12,607
                            1,300       Chesapeake Utilities Corp.                                                    40,040
                            2,900       Cleco Corp.                                                                   60,465
                              400       Connecticut Water Service, Inc.                                                9,804
                            8,335       DPL, Inc.                                                                    216,793
                              100       Delta Natural Gas Co., Inc.                                                    2,520
                            4,300       Duquesne Light Holdings, Inc.                                                 70,176
                            3,900       El Paso Electric Co. (a)                                                      82,056
                            2,700       The Empire District Electric Co.                                              54,891
                            4,800       Energen Corp.                                                                174,336
                            8,400       Energy East Corp.                                                            191,520
                              200       Energy West, Inc.                                                              1,940
                              450       EnergySouth, Inc.                                                             12,051
                            7,480       Equitable Resources, Inc.                                                    274,441
                              199       Florida Public Utilities Co.                                                   2,716
                            9,300       Gasco Energy, Inc. (a)                                                        60,729
                            4,900       Great Plains Energy, Inc.                                                    137,004
                            1,000       Green Mountain Power Corp.                                                    28,770
                            4,720       Hawaiian Electric Industries, Inc.                                           122,248
                            2,300       IDACORP, Inc.                                                                 67,390
                            3,800       KFX, Inc. (a)                                                                 65,018
                            1,200       The Laclede Group, Inc.                                                       35,052
                            5,750       MDU Resources Group, Inc.                                                    188,255
                              400       MGE Energy, Inc.                                                              13,564
                              666       Middlesex Water Co.                                                           11,548
                            3,830       NRG Energy, Inc. (a)                                                         180,470
                            6,100       NSTAR                                                                        175,070
                            4,650       National Fuel Gas Co.                                                        145,034
                            2,140       New Jersey Resources Corp.                                                    89,645
                            5,100       Northeast Utilities                                                          100,419
                            1,600       Northwest Natural Gas Co.                                                     54,688
                            2,000       NorthWestern Corp.                                                            62,130
                            5,000       OGE Energy Corp.                                                             133,935
                            5,790       Oneok, Inc.                                                                  154,163
                              300       Ormat Technologies, Inc.                                                       7,842
                            1,200       Otter Tail Corp.                                                              34,776
                            3,400       PNM Resources, Inc.                                                           83,266
                              177       Pennichuck Corp.                                                               3,618

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                           10,573       Pepco Holdings, Inc.                                                    $    236,518
                            4,800       Piedmont Natural Gas Co.                                                     115,968
                            5,900       Puget Energy, Inc.                                                           120,478
                            4,800       Questar Corp.                                                                363,360
                           15,100       Reliant Energy, Inc. (a)                                                     155,832
                            6,400       SCANA Corp.                                                                  252,032
                            5,800       SEMCO Energy, Inc. (a)                                                        32,596
                              300       SJW Corp.                                                                     13,650
                            6,600       Sierra Pacific Resources (a)                                                  86,064
                            1,600       South Jersey Industries, Inc.                                                 46,624
                            7,054       Southern Union Co. (a)                                                       166,686
                            2,000       Southwest Gas Corp.                                                           52,800
                            1,572       Southwest Water Co.                                                           22,493
                              600       Streicher Mobile Fueling, Inc. (a)                                             1,596
                            4,900       Sunpower Corp. Class A (a)                                                   166,551
                            6,560       UGI Corp.                                                                    135,136
                            1,100       UIL Holdings Corp.                                                            50,589
                            2,000       Unisource Energy Corp.                                                        62,400
                            4,200       Vectren Corp.                                                                114,072
                            2,840       Veritas DGC, Inc. (a)                                                        100,792
                            2,700       WGL Holdings, Inc.                                                            81,162
                            1,400       WPS Resources Corp.                                                           77,434
                            5,225       Westar Energy, Inc.                                                          112,338
                            7,280       Wisconsin Energy Corp.                                                       284,357
                                                                                                                ------------
                                                                                                                   6,985,971
----------------------------------------------------------------------------------------------------------------------------
Finance - 0.1%              1,800       First Advantage Corp. Class A (a)                                             48,078
                              300       Frontline Capital Group (a)                                                        0
                            4,900       IntercontinentalExchange, Inc. (a)                                           178,115
                                                                                                                ------------
                                                                                                                     226,193
----------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.8%     400       Alico, Inc.                                                                   18,076
                            1,100       American Italian Pasta Co. Class A                                             7,480
                              300       The Andersons, Inc.                                                           12,924
                              500       Bridgford Foods Corp. (a)                                                      3,365
                            6,600       Bunge Ltd.                                                                   373,626
                              200       CF Industries Holdings, Inc.                                                   3,050
                              200       Cagle's, Inc. Class A (a)                                                      1,530
                            1,802       Chiquita Brands International, Inc.                                           36,058
                              400       Coca-Cola Bottling Co. Consolidated                                           17,200
                              300       Consolidated-Tomoka Land Co.                                                  21,270
                            4,400       Corn Products International, Inc.                                            105,116
                            1,200       Cuisine Solutions, Inc. (a)                                                   10,800
                              500       Dairy Mart Convenience Stores (a)                                                  0
                              700       Darling International, Inc. (a)                                                2,779
                            8,161       Dean Foods Co. (a)                                                           307,343
                           12,800       Del Monte Foods Co.                                                          133,504
                            2,280       Delta & Pine Land Co.                                                         52,463
                            5,700       Dreyer's Grand Ice Cream Holdings, Inc.                                      472,416
                            2,700       Eden Bioscience Corp. (a)                                                      1,512
                              400       Embrex, Inc. (a)                                                               5,544
                              300       Farmer Bros. Co.                                                               5,802
                              100       Fisher Communications, Inc. (a)                                                4,143
                            4,012       Flowers Foods, Inc.                                                          110,571
                              900       Fresh Brands, Inc. (a)                                                         6,179
                            4,500       Fresh Del Monte Produce, Inc.                                                102,465

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              600       Gehl Co. (a)                                                            $     15,750
                              200       Glacier Water Services, Inc. (a)                                               4,200
                            1,700       Gold Kist, Inc. (a)                                                           25,415
                              600       Golden Enterprises, Inc.                                                       1,740
                              400       Green Mountain Coffee Roasters, Inc. (a)                                      16,240
                            1,000       Griffin Land & Nurseries, Inc. (a)                                            24,890
                            2,239       Hain Celestial Group, Inc. (a)                                                47,387
                            4,100       Hines Horticulture, Inc. (a)                                                  14,760
                            7,990       Hormel Foods Corp.                                                           261,113
                               12       Imperial Sugar Co. New Shares                                                    163
                            1,800       Ingles Markets, Inc. Class A                                                  28,170
                            2,165       Ionatron, Inc. (a)(f)                                                         21,888
                              500       J&J Snack Foods Corp.                                                         29,705
                            3,319       The J.M. Smucker Co.                                                         146,036
                              600       John B. Sanfilippo & Son, Inc. (a)                                             7,758
                          102,880       Kraft Foods, Inc.                                                          2,895,043
                            1,700       Lance, Inc.                                                                   31,671
                            1,700       Lifeway Foods, Inc. (a)                                                       21,148
                            1,600       MGP Ingredients, Inc.                                                         18,880
                              700       Marsh Supermarkets, Inc. Class B                                               6,069
                              400       Maui Land & Pineapple Co., Inc. (a)                                           13,572
                              700       Monterey Gourmet Foods, Inc. (a)                                               2,821
                            1,520       Nash Finch Co.                                                                38,730
                              875       Neogen Corp. (a)                                                              18,384
                            3,700       NitroMed, Inc. (a)(f)                                                         51,615
                            1,200       The Pantry, Inc. (a)                                                          56,388
                            1,000       Peet's Coffee & Tea, Inc. (a)                                                 30,350
                            8,227       PepsiAmericas, Inc.                                                          191,360
                            2,700       Performance Food Group Co. (a)                                                76,599
                            4,200       Pilgrim's Pride Corp.                                                        139,272
                            1,900       Premium Standard Farms, Inc.                                                  28,424
                            1,200       Provena Foods, Inc. (a)                                                        1,212
                            1,732       Ralcorp Holdings, Inc. (a)                                                    69,124
                            1,424       Rocky Mountain Chocolate Factory, Inc.                                        23,177
                            1,150       Sanderson Farms, Inc.                                                         35,110
                            3,800       The Scotts Miracle-Gro Co.                                                   171,912
                              100       Seaboard Corp.                                                               151,100
                              200       Seneca Foods Corp. (a)                                                         3,850
                            1,700       Smart & Final, Inc. (a)                                                       21,896
                            7,100       Smithfield Foods, Inc. (a)                                                   217,260
                              800       Spartan Stores, Inc. (a)                                                       8,336
                              400       Tasty Baking Co.                                                               3,000
                              400       Tejon Ranch Co. (a)                                                           15,968
                            4,600       Terra Industries, Inc. (a)                                                    25,760
                            3,088       Tootsie Roll Industries, Inc.                                                 89,336
                            1,912       TreeHouse Foods, Inc. (a)                                                     35,793
                            3,200       United Natural Foods, Inc. (a)                                                84,480
                            3,200       Wild Oats Markets, Inc. (a)                                                   38,656
                              800       Willamette Valley Vineyards (a)                                                4,008
                              500       Zanett, Inc. (a)                                                               1,635
                              800       Zapata Corp. (a)                                                               4,616
                                                                                                                ------------
                                                                                                                   7,086,986
----------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                 5,900       Glamis Gold Ltd. (a)                                                         162,132
                           13,100       Hanover Gold Co., Inc. (a)                                                       393
                            5,580       Meridian Gold, Inc. (a)                                                      122,035

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            3,300       NGAS Resources, Inc. (a)                                                $     34,815
                            2,535       Royal Gold, Inc.                                                              88,041
                            9,000       US Gold Corp. (a)                                                             30,960
                                                                                                                ------------
                                                                                                                     438,376
----------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%            5,200       21st Century Insurance Group                                                  84,136
                              300       Affirmative Insurance Holdings, Inc.                                           4,377
                            4,000       Alfa Corp.                                                                    64,400
                              532       Alleghany Corp. (a)                                                          151,088
                            2,800       AmerUs Group Co.                                                             158,676
                            4,200       American Equity Investment Life Holding Co.                                   54,810
                            4,200       American Financial Group, Inc.                                               160,902
                            1,700       American National Insurance Co.                                              198,883
                            5,500       Amerisafe, Inc. (a)                                                           55,440
                            1,405       Arch Capital Group Ltd. (a)                                                   76,924
                            1,700       Argonaut Group, Inc. (a)                                                      55,709
                            5,000       Arthur J. Gallagher & Co.                                                    154,400
                            3,200       Aspen Insurance Holdings Limited                                              75,744
                            7,905       Assurant, Inc.                                                               343,788
                            2,700       Assured Guaranty Ltd.                                                         68,553
                              700       Atlantic American Corp. (a)                                                    1,890
                            7,100       Axis Capital Holdings Ltd.                                                   222,088
                              950       Baldwin & Lyons, Inc. Class B                                                 23,085
                            1,780       Bristol West Holdings, Inc.                                                   33,873
                            7,000       Brown & Brown, Inc.                                                          213,780
                           16,129       CNA Financial Corp. (a)                                                      527,902
                              800       CNA Surety Corp. (a)                                                          11,656
                            1,100       Clark, Inc.                                                                   14,575
                            2,100       Commerce Group, Inc.                                                         120,288
                            8,500       Conseco, Inc. (a)                                                            196,945
                            3,000       Crawford & Co. Class B                                                        17,280
                            1,900       Delphi Financial Group Class A                                                87,419
                            2,688       Donegal Group, Inc. Class B                                                   57,120
                              500       EMC Insurance Group, Inc.                                                      9,970
                            2,600       Endurance Specialty Holdings Limited                                          93,210
                            3,600       Erie Indemnity Co. Class A                                                   191,520
                            2,800       Everest Re Group Ltd.                                                        280,980
                              800       FBL Financial Group, Inc. Class A                                             26,248
                              400       FMS Financial Corp.                                                            7,023
                              600       FPIC Insurance Group, Inc. (a)                                                20,820
                            9,342       Fidelity National Financial, Inc.                                            343,692
                            8,434       Fidelity National Title Group, Inc. Class A                                  205,368
                            4,635       First American Corp.                                                         209,966
                              400       First United Corp.                                                             8,492
                            4,500       Fremont General Corp.                                                        104,535
                            2,910       Great American Financial Resources, Inc.                                      57,734
                            5,850       HCC Insurance Holdings, Inc.                                                 173,628
                            3,500       The Hanover Insurance Group, Inc.                                            146,195
                            1,800       Harleysville Group, Inc.                                                      47,700
                            1,900       Hilb Rogal & Hobbs Co.                                                        73,169
                            2,400       Horace Mann Educators Corp.                                                   45,504
                            2,000       IPC Holdings, Ltd.                                                            54,760
                              720       Independence Holding Co.                                                      14,076
                            1,200       Infinity Property & Casualty Corp.                                            44,652

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              400       Kansas City Life Insurance Co.                                          $     20,156
                            1,200       LandAmerica Financial Group, Inc.                                             74,880
                            1,200       Liberty Corp.                                                                 56,172
                              600       Markel Corp. (a)                                                             190,230
                            1,600       Max Re Capital Ltd.                                                           41,552
                              400       Meadowbrook Insurance Group, Inc. (a)                                          2,336
                              100       Merchants Group, Inc.                                                          3,015
                            3,000       Mercury General Corp.                                                        174,660
                            3,300       Montpelier Re Holdings Ltd.                                                   62,370
                              600       NYMAGIC, Inc.                                                                 14,874
                            3,300       National Atlantic Holdings Corp. (a)                                          36,135
                            1,000       National Medical Health Card Systems, Inc. (a)                                27,200
                            8,200       Nationwide Financial Services, Inc. Class A                                  360,800
                              700       Navigators Group, Inc. (a)                                                    30,527
                            3,900       Odyssey Re Holdings Corp.                                                     97,812
                            4,600       Ohio Casualty Corp.                                                          130,272
                           10,650       Old Republic International Corp.                                             279,669
                            2,895       PMA Capital Corp. Class A (a)                                                 26,431
                            4,700       The PMI Group, Inc.                                                          193,029
                            2,600       PartnerRe Ltd.                                                               170,742
                              250       Penn Treaty American Corp. (a)                                                 2,510
                            1,700       Philadelphia Consolidated Holding Co. (a)                                    164,373
                            5,500       The Phoenix Cos., Inc.                                                        75,020
                              700       Pico Holdings, Inc. (a)                                                       22,582
                            1,600       Platinum Underwriters Holdings Ltd.                                           49,712
                            1,700       Presidential Life Corp.                                                       32,368
                            2,300       ProAssurance Corp. (a)                                                       111,872
                            4,000       Protective Life Corp.                                                        175,080
                            1,000       RLI Corp.                                                                     49,870
                              200       RTW, Inc. (a)                                                                  1,900
                            5,244       Radian Group, Inc.                                                           307,246
                            3,300       Reinsurance Group of America, Inc.                                           157,608
                            5,500       RenaissanceRe Holdings Ltd.                                                  242,605
                            3,600       Republic Cos. Group, Inc.                                                     55,728
                              400       SCPIE Holdings, Inc. (a)                                                       8,320
                            1,300       Safety Insurance Group, Inc.                                                  52,481
                              700       Scottish Annuity & Life Holdings, Ltd.                                        17,185
                            2,200       Selective Insurance Group                                                    116,820
                            3,200       Stancorp Financial Group, Inc.                                               159,840
                            1,625       State Auto Financial Corp.                                                    59,248
                            1,662       Sterling Financial Corp.                                                      32,908
                              900       Stewart Information Services Corp.                                            43,803
                            3,100       Tower Group, Inc.                                                             68,138
                            4,131       Transatlantic Holdings, Inc.                                                 277,603
                              900       Triad Guaranty, Inc. (a)                                                      39,591
                            3,700       UICI                                                                         131,387
                            1,200       USI Holdings Corp. (a)                                                        16,524
                              300       Unico American Corp. (a)                                                       2,805
                            1,400       United Fire & Casualty Co.                                                    56,602
                            3,900       Unitrin, Inc.                                                                175,695
                            3,500       Universal American Financial Corp. (a)                                        52,780
                            2,100       Vesta Insurance Group, Inc. (a)                                                2,100
                            7,627       W.R. Berkley Corp.                                                           363,198
                            1,500       WellCare Health Plans, Inc. (a)                                               61,275

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,336       WellPoint, Inc. (a)                                                     $    186,385
                            1,650       Zenith National Insurance Corp.                                               76,098
                                                                                                                ------------
                                                                                                                  10,837,095
----------------------------------------------------------------------------------------------------------------------------
International Oil - 0.3%    1,700       ATP Oil & Gas Corp. (a)                                                       62,917
                           15,889       GlobalSantaFe Corp.                                                          765,055
                            6,200       Sulphco, Inc. (a)                                                             70,060
                                                                                                                ------------
                                                                                                                     898,032
----------------------------------------------------------------------------------------------------------------------------
Liquor - 0.0%                 600       Boston Beer Co., Inc. Class A (a)                                             15,000
                            1,475       Central European Distribution Corp. (a)                                       59,207
                            2,300       National Beverage Corp. (a)                                                   22,471
                              100       Pyramid Breweries, Inc. (a)                                                      255
                                                                                                                ------------
                                                                                                                      96,933
----------------------------------------------------------------------------------------------------------------------------
Material Services - 0.0%        3       Polymer Group, Inc. Class B (a)                                                   69
----------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                1,500       ACCO Brands Corp. (a)                                                         36,750
                            1,000       Acme Communications, Inc. (a)                                                  3,550
                              650       America's Car Mart, Inc. (a)                                                  10,738
                            1,400       Banta Corp.                                                                   69,720
                              400       Beasley Broadcasting Group, Inc. Class A                                       5,404
                            6,680       Belo Corp. Class A                                                           143,019
                            8,100       Blockbuster, Inc. Class A                                                     30,375
                            8,600       CNET Networks, Inc. (a)                                                      126,334
                               50       CTN Media Group, Inc. (a)                                                          0
                           18,100       Cablevision Systems Corp. Class A (a)                                        424,807
                              600       Cadmus Communications Corp.                                                   12,078
                            1,600       Carmike Cinemas, Inc.                                                         40,576
                           45,400       Charter Communications, Inc. Class A (a)(f)                                   55,388
                            6,500       Citadel Broadcasting Corp.                                                    87,360
                              500       Consolidated Graphics, Inc. (a)                                               23,670
                               29       Cross Media Marketing Corp. (a)                                                    0
                            6,500       Crown Media Holdings, Inc. Class A (a)                                        59,605
                            3,365       Cumulus Media, Inc. Class A (a)                                               41,760
                           87,245       The DIRECTV Group, Inc. (a)                                                1,231,899
                              100       Daily Journal Corp. (a)                                                        4,200
                            9,200       Dex Media, Inc.                                                              249,228
                            5,100       DreamWorks Animation SKG, Inc. Class A (a)                                   125,256
                           13,665       EchoStar Communications Corp. Class A (a)                                    371,278
                            4,000       Emmis Communications Corp. Class A (a)                                        79,640
                            2,700       Entercom Communications Corp. (a)                                             80,109
                            3,900       Entravision Communications Corp. Class A (a)                                  27,768
                            7,580       Gartner, Inc. Class A (a)                                                     97,782
                            2,220       Gaylord Entertainment Co. (a)                                                 96,770
                            1,200       Gray Television, Inc.                                                         11,784
                            4,980       Hollinger International, Inc. Class A                                         44,621
                               80       iBEAM Broadcasting Corp. (a)                                                       0
                               20       Intraware, Inc. (a)                                                              136
                            3,700       John Wiley & Sons, Inc. Class A                                              144,448
                            4,900       Journal Communications, Inc. Class A                                          68,355
                            1,300       Journal Register Co.                                                          19,435
                            2,600       Lee Enterprises, Inc.                                                         95,966
                           24,896       Liberty Global, Inc. (a)                                                     560,160
                            4,496       Liberty Global, Inc. Series C (a)                                             95,315
                              400       Lifeline Systems, Inc. (a)                                                    14,624

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            3,000       Lin TV Corp. Class A (a)                                                $     33,420
                                1       Lynch Interactive Corp. (a)                                                    2,174
                            3,600       Martha Stewart Living Omnimedia, Inc. Class A (a)(f)                          62,748
                            2,900       McClatchy Co. Class A                                                        171,390
                            1,300       Media General, Inc. Class A                                                   65,910
                            8,800       Mediacom Communications Corp. Class A (a)                                     48,312
                            1,600       Navarre Corp. (a)(f)                                                           8,848
                            1,400       Network Equipment Technologies, Inc. (a)                                       6,160
                            2,500       Nexstar Broadcasting Group, Inc. Class A (a)                                  12,525
                           10,600       Palatin Technologies, Inc. (a)                                                34,556
                            5,900       PanAmSat Holding Corp.                                                       144,550
                            1,700       Penton Media, Inc. (a)                                                           901
                            1,500       Playboy Enterprises, Inc. Class B (a)                                         20,835
                           15,534       Primedia, Inc. (a)                                                            25,010
                            5,000       Radio One, Inc. Class A (a)                                                   51,350
                            3,300       Raindance Communications, Inc. (a)                                             6,732
                            5,600       The Reader's Digest Association, Inc. Class A                                 85,232
                            9,100       Regal Entertainment Group Series A (f)                                       173,082
                            1,900       Regent Communications, Inc. (a)                                                8,816
                            1,500       Rewards Network, Inc. (a)                                                      9,600
                              425       Saga Communications, Inc. Class A (a)                                          4,620
                            1,000       Salem Communications Corp. Class A (a)                                        17,490
                            2,210       Scholastic Corp. (a)                                                          63,007
                            5,200       Sinclair Broadcast Group, Inc. Class A                                        47,840
                            3,230       Source Interlink Cos., Inc. (a)                                               35,918
                            8,800       Spanish Broadcasting System Class A (a)                                       44,968
                            1,550       The Sportsman's Guide, Inc. (a)                                               36,968
                              800       Thomas Nelson, Inc.                                                           19,720
                            7,065       TiVo, Inc. (a)(f)                                                             36,173
                              500       United Capital Corp. (a)                                                      12,335
                            9,900       Univercell Holdings, Inc. (a)                                                    111
                            2,900       Valassis Communications, Inc. (a)                                             84,303
                            2,200       ValueVision Media, Inc. Class A (a)                                           27,720
                            2,100       WPT Enterprises, Inc. (a)(f)                                                  12,474
                              525       Washington Post Class B                                                      401,625
                            6,200       Westwood One, Inc.                                                           101,060
                            4,500       WorldSpace, Inc. Class A (a)                                                  65,295
                           12,175       XM Satellite Radio Holdings, Inc. Class A (a)                                332,134
                            2,400       Young Broadcasting, Inc. Class A (a)                                           6,240
                                                                                                                ------------
                                                                                                                   6,912,060
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.0%        2,300       Coinstar, Inc. (a)                                                            52,509
                            1,400       Gerber Scientific, Inc. (a)                                                   13,398
                                                                                                                ------------
                                                                                                                      65,907
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous               1,000       1st Source Corp.                                                              25,150
Finance - 8.9%                740       ACE Cash Express, Inc. (a)                                                    17,279
                            4,950       AG Edwards, Inc.                                                             231,957
                              300       ASB Financial Corp.                                                            6,450
                            2,900       Aames Investment Corp.                                                        18,734
                            2,000       Accredited Home Lenders Holding Co. (a)                                       99,160
                            3,900       Advance America, Cash Advance Centers, Inc.                                   48,360
                            1,700       Advanta Corp.                                                                 51,221
                            1,800       Affiliated Managers Group (a)                                                144,450
                              400       Agree Realty Corp.                                                            11,560
                            5,400       Alliance Capital Management Holding LP                                       305,046

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,500       Amcore Financial, Inc.                                                  $     45,615
                              900       Ameralia, Inc. (a)                                                               324
                            8,300       American Financial Realty Trust                                               99,600
                            2,344       American Home Mortgage Investment Corp.                                       76,344
                            8,750       AmeriCredit Corp. (a)                                                        224,263
                           26,480       Ameritrade Holding Corp. (a)                                                 635,520
                              100       Ampal American Israel Class A (a)                                                394
                            1,600       Anchor Bancorp Wisconsin, Inc.                                                48,544
                            1,200       Ashford Hospitality Trust, Inc.                                               12,588
                            1,100       Asset Acceptance Capital Corp. (a)                                            24,706
                            1,500       Asta Funding, Inc.                                                            41,010
                            6,750       Astoria Financial Corp.                                                      198,450
                               74       Atlantic Coast Federal Corp.                                                   1,040
                              300       Atlantic Realty Trust Inc.                                                     6,600
                            2,800       Atlantis Plastics, Inc.                                                       20,300
                              300       BNP Residential Properties, Inc.                                               4,800
                            3,101       BOK Financial Corp.                                                          140,878
                            1,700       BP Prudhoe Bay Royalty Trust                                                 113,220
                              900       Bank of the Ozarks, Inc.                                                      33,210
                            2,835       BankUnited Financial Corp. Class A                                            75,326
                              600       Banner Corp.                                                                  18,720
                            2,300       Bay View Capital Corp. (a)                                                    40,940
                               79       Berkshire Hathaway, Inc. Class A (a)                                       7,000,980
                              476       Berkshire Hathaway, Inc. Class B (a)                                       1,397,298
                              300       Berkshire Hills Bancorp, Inc.                                                 10,050
                            4,100       BlackRock, Inc.                                                              444,768
                            3,037       CVB Financial Corp.                                                           61,681
                            2,400       Calamos Asset Management, Inc. Class A                                        75,480
                              500       Camco Financial Corp.                                                          7,125
                              540       Capital Corp. of the West                                                     17,523
                            1,500       Capital Lease Funding, Inc.                                                   15,795
                              583       Capital One Financial Corp.                                                   50,357
                            7,000       CapitalSource, Inc. (a)                                                      156,800
                              412       Cascade Financial Corp.                                                        7,387
                            1,700       Cash America International, Inc.                                              39,423
                            2,922       Cathay General Bancorp                                                       105,017
                            2,700       Cbot Holdings, Inc. Class A (a)                                              253,152
                            1,876       Central Pacific Financial Corp.                                               67,386
                            2,800       Cenveo, Inc. (a)                                                              36,848
                            1,700       Ceres Group, Inc. (a)                                                          8,789
                              500       Charter Financial Corp.                                                       17,855
                            3,400       CharterMac                                                                    72,012
                            1,960       Chicago Mercantile Exchange Holdings, Inc.                                   720,280
                              500       Citizens First Bancorp, Inc.                                                  11,790
                            1,190       Citizens, Inc. (a)(f)                                                          6,485
                              692       Coastal Financial Corp.                                                        8,823
                              700       Cohen & Steers, Inc.                                                          13,041
                              100       Collegiate Funding Services LLC (a)                                            1,975
                            3,722       Commercial Capital Bancorp, Inc.                                              63,721
                            2,000       CompuCredit Corp. (a)                                                         76,960
                            2,200       Corrections Corp. of America (a)                                              98,934
                            5,680       Covanta Holding Corp. (a)                                                     85,541
                            1,056       Cross Timbers Royalty Trust                                                   51,638
                            3,100       Deerfield Triarc Capital Corp.                                                42,470

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            3,700       Dime Community Bancshares, Inc.                                         $     54,057
                            1,800       Downey Financial Corp.                                                       123,102
                            4,900       ECC Capital Corp.                                                             11,074
                              629       ESB Financial Corp.                                                            7,057
                              300       Eastern Virginia Bankshares, Inc.                                              6,150
                            7,600       Eaton Vance Corp.                                                            207,936
                            1,300       Encore Capital Group, Inc. (a)                                                22,555
                            2,500       ePlus, Inc. (a)                                                               34,580
                            3,400       eSpeed, Inc. Class A (a)                                                      26,214
                            1,700       Extra Space Storage, Inc.                                                     26,180
                            2,200       Ezcorp, Inc. (a)                                                              33,616
                              900       The FINOVA Group, Inc. (a)                                                        54
                            1,450       Fidelity Bankshares, Inc.                                                     47,415
                            1,000       Financial Federal Corp.                                                       44,450
                            2,400       First Albany Cos., Inc.                                                       16,680
                            1,000       First Community Bancorp, Inc.                                                 54,370
                              400       First Defiance Financial Corp.                                                10,836
                              800       First Financial Corp.                                                         21,600
                            1,400       First Financial Holdings, Inc.                                                43,008
                              600       First Indiana Corp.                                                           20,628
                            3,300       The First Marblehead Corp. (f)                                               108,438
                              615       First Place Financial Corp.                                                   14,791
                              900       FirstFed Financial Corp. (a)                                                  49,068
                            3,600       Flagstar Bancorp, Inc.                                                        51,840
                              750       Flushing Financial Corp.                                                      11,678
                              500       Foothill Independent Bancorp                                                  12,560
                            1,300       Franklin Street Properties Corp.                                              27,235
                            9,710       Friedman Billings Ramsey Group, Inc. Class A                                  96,129
                            1,100       GAMCO Investors, Inc. Class A                                                 47,883
                              900       GFI Group, Inc. (a)                                                           42,687
                            1,355       Giant Industries, Inc. (a)                                                    70,406
                            1,371       Glacier Bancorp, Inc.                                                         41,199
                              710       Greater Delaware Valley Savings Bank                                          17,750
                            1,100       Greenhill & Co., Inc.                                                         61,776
                              900       HMN Financial, Inc.                                                           26,550
                              300       Heartland Payment Systems, Inc. (a)                                            6,498
                              420       Heritage Financial Corp.                                                      10,256
                            3,400       Hugoton Royalty Trust                                                        128,894
                            1,000       IBERIABANK Corp.                                                              51,010
                              200       ITC Holdings Corp.                                                             5,618
                              900       ITLA Capital Corp. (a)                                                        43,965
                            4,868       Independence Community Bank Corp.                                            193,406
                              242       Independence Federal Savings Bank (a)                                          2,904
                            1,304       Independent Bank Corp.                                                        35,508
                            4,400       IndyMac Bancorp, Inc.                                                        171,688
                              800       InnSuites Hospitality Trust                                                      984
                            3,656       International Bancshares Corp.                                               107,340
                            2,100       International Securities Exchange, Inc. (a)                                   57,792
                              300       Interpool, Inc.                                                                5,664
                            3,000       Investment Technology Group, Inc. (a)                                        106,320
                            3,900       Investors Financial Services Corp.                                           143,637
                            1,500       iPayment, Inc. (a)                                                            62,280
                            1,800       Jackson Hewitt Tax Service, Inc.                                              49,878
                            3,300       Jefferies Group, Inc. New Shares                                             148,434

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            6,000       John D Oil & Gas Co.                                                    $      3,600
                            4,400       KKR Financial Corp.                                                          105,556
                            1,790       KNBT Bancorp, Inc.                                                            29,159
                            6,900       Knight Capital Group, Inc. Class A (a)                                        68,241
                           10,600       La Quinta Corp. (a)                                                          118,084
                            5,600       LaBranche & Co., Inc. (a)                                                     56,616
                            2,781       Ladenburg Thalmann Financial Services, Inc. (a)                                1,279
                            5,212       Legg Mason, Inc.                                                             623,824
                            5,902       Leucadia National Corp.                                                      280,109
                            1,000       Lincoln Bancorp                                                               16,450
                            1,000       Lipid Sciences, Inc. (a)                                                       2,420
                            1,980       MAF Bancorp, Inc.                                                             81,932
                            1,450       MB Financial, Inc.                                                            51,330
                              200       Malan Realty Investors, Inc.                                                       0
                              300       Maxus Realty Trust, Inc.                                                       4,178
                            1,200       McGrath RentCorp                                                              33,360
                            4,000       Medallion Financial Corp.                                                     45,040
                            2,200       Medical Properties Trust, Inc.                                                21,516
                              500       MicroFinancial, Inc.                                                           1,970
                              105       Mid Penn Bancorp, Inc.                                                         2,683
                              300       The Midland Company                                                           10,812
                            5,000       MoneyGram International, Inc.                                                130,400
                              400       Monmouth Capital Corp.                                                         2,276
                            2,200       Monmouth Real Estate Investment Corp. Class A                                 17,644
                            4,900       MortgageIT Holdings, Inc.                                                     66,934
                              300       MutualFirst Financial, Inc.                                                    6,579
                              400       NASB Financial, Inc.                                                          15,604
                            3,600       The Nasdaq Stock Market, Inc. (a)                                            126,648
                            1,090       Nastech Pharmaceutical Co., Inc. (a)                                          16,045
                            1,900       National Financial Partners Corp.                                             99,845
                              120       National Security Group, Inc.                                                  1,948
                              200       National Western Life Insurance Co. Class A                                   41,382
                            3,000       Nelnet, Inc. Class A (a)                                                     122,040
                           15,464       New York Community Bancorp, Inc.                                             255,465
                              400       North American Scientific, Inc. (a)                                              860
                            1,800       Northwest Bancorp, Inc.                                                       38,268
                            5,500       Nuveen Investments, Inc. Class A                                             234,410
                            1,400       Oak Hill Financial, Inc.                                                      46,508
                            3,300       Ocwen Financial Corp. (a)                                                     28,710
                              200       One Liberty Properties, Inc.                                                   3,682
                            2,900       optionsXpress Holdings, Inc.                                                  71,195
                              600       PAB Bankshares, Inc.                                                          10,950
                            2,125       PMC Commercial Trust                                                          26,138
                              321       PVF Capital Corp.                                                              3,403
                            1,900       PW Eagle, Inc.                                                                38,950
                            2,710       Pacific Capital Bancorp                                                       96,422
                            2,308       Partners Trust Financial Group, Inc.                                          27,811
                            1,045       Piper Jaffray Cos. (a)                                                        42,218
                            1,600       Portfolio Recovery Associates, Inc. (a)                                       74,304
                              400       Provident Financial Holdings, Inc.                                            10,520
                            2,689       Provident Financial Services, Inc.                                            49,773
                            2,900       R-G Financial Corp. Class B                                                   38,280
                            3,700       Raymond James Financial, Inc.                                                139,379
                              450       Renasant Corp.                                                                14,234

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,000       Resource America, Inc. Class A                                          $     17,050
                              100       Riverview Bancorp, Inc.                                                        2,331
                              300       Roberts Realty Investors, Inc. (a)                                             2,370
                            6,760       SEI Investments Co.                                                          250,120
                            1,210       SWS Group, Inc.                                                               25,337
                              900       Sanders Morris Harris Group, Inc.                                             14,751
                            1,903       Santander BanCorp                                                             47,803
                              300       Security Bank Corp.                                                            6,987
                            3,300       Siebert Financial Corp. (a)                                                    7,854
                              700       Sound Federal Bancorp, Inc.                                                   13,370
                            3,600       Specialty Underwriters' Alliance, Inc. (a)                                    22,176
                            3,000       Sports Resorts International, Inc. (a)                                         2,250
                            3,088       Sterling Financial Corp.                                                      77,138
                            1,132       Student Loan Corp.                                                           236,848
                              300       Supertel Hospitality, Inc.                                                     1,410
                              100       TF Financial Corp.                                                             2,845
                              679       Tarragon Corp. (a)                                                            14,001
                            1,000       TierOne Corp.                                                                 29,410
                            1,500       Transnational Financial Network, Inc. (a)                                        525
                            1,100       United Community Banks, Inc.                                                  29,326
                            1,000       United PanAm Financial Corp. (a)                                              25,870
                              100       Value Line, Inc.                                                               3,493
                            9,752       W Holding Co., Inc.                                                           80,259
                            2,560       WFS Financial, Inc. (a)                                                      194,944
                            1,500       WP Carey & Co. LLC                                                            38,040
                              800       WP Stewart & Co. Ltd.                                                         18,856
                              200       WVS Financial Corp.                                                            3,242
                            3,500       Waddell & Reed Financial, Inc. Class A                                        73,395
                            5,161       Washington Federal, Inc.                                                     118,651
                              500       Washington Group International, Inc.                                          26,485
                              151       Wayne Savings Bancshares, Inc.                                                 2,288
                            3,000       Webster Financial Corp.                                                      140,700
                            2,000       Wellsford Real Properties, Inc.                                               12,000
                              402       Wesco Financial Corp.                                                        154,770
                              742       White Mountains Insurance Group Inc.                                         414,444
                              200       Willis Lease Finance Corp. (a)                                                 1,630
                            2,498       Willow Grove Bancorp, Inc.                                                    37,795
                            6,356       Winthrop Realty Trust, Inc. (a)                                               36,102
                            1,800       World Acceptance Corp. (a)                                                    51,300
                            1,800       Wright Express Corp. (a)                                                      39,600
                                                                                                                ------------
                                                                                                                  22,407,521
----------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.9%       1,800       AO Smith Corp.                                                                63,180
                            2,800       ASV, Inc. (a)                                                                 69,944
                              305       Aftermarket Technology Corp. (a)                                               5,929
                              600       American Axle & Manufacturing Holdings, Inc.                                  10,998
                            1,700       Arctic Cat, Inc.                                                              34,102
                            3,900       ArvinMeritor, Inc.                                                            56,121
                            3,200       BorgWarner, Inc.                                                             194,016
                            2,000       CSK Auto Corp. (a)                                                            30,160
                              700       Cascade Corp.                                                                 32,837
                              700       Coachmen Industries, Inc.                                                      8,267
                            4,800       Donaldson Co., Inc.                                                          152,640
                            3,300       Dura Automotive Systems, Inc. Class A (a)                                      7,392
                            3,300       Federal-Mogul Corp. (a)(f)                                                     1,155

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            3,190       Fleetwood Enterprises, Inc. (a)                                         $     39,397
                           10,490       Gentex Corp.                                                                 204,555
                            1,000       Group 1 Automotive, Inc. (a)                                                  31,430
                            1,600       Hayes Lemmerz International, Inc. (a)                                          5,632
                            1,300       IMPCO Technologies, Inc. (a)                                                   6,669
                              600       Keystone Automotive Industries, Inc. (a)                                      18,888
                            2,100       LKQ Corp. (a)                                                                 72,702
                              200       The Lamson & Sessions Co. (a)                                                  5,004
                            2,045       Lear Corp.                                                                    58,201
                            1,000       Lithia Motors, Inc. Class A                                                   31,440
                              800       MarineMax, Inc. (a)                                                           25,256
                              900       Midas, Inc. (a)                                                               16,524
                            1,900       Modine Manufacturing Co.                                                      61,921
                            1,800       Monaco Coach Corp.                                                            23,940
                              750       Monro Muffler, Inc.                                                           22,740
                            2,020       Myers Industries, Inc.                                                        29,452
                              500       Noble International Ltd.                                                      10,420
                            4,600       Oshkosh Truck Corp.                                                          205,114
                            2,700       Polaris Industries, Inc.                                                     135,540
                              447       Proliance International, Inc. (a)                                              2,365
                            3,000       Rush Enterprises, Inc. Class B (a)                                            43,200
                            1,700       Sonic Automotive, Inc.                                                        37,876
                            2,700       Spartan Motors, Inc.                                                          27,783
                            1,200       Standard Motor Products, Inc.                                                 11,076
                            1,300       Stoneridge, Inc. (a)                                                           8,606
                            1,510       Superior Industries International, Inc. (a)(f)                                33,613
                            5,000       TRW Automotive Holdings Corp. (a)                                            131,750
                            3,685       Thor Industries, Inc.                                                        147,658
                            1,000       Titan International, Inc.                                                     17,250
                            2,000       United Auto Group, Inc.                                                       76,400
                            1,800       Winnebago Industries, Inc.                                                    59,904
                                                                                                                ------------
                                                                                                                   2,269,047
----------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.8%         4,600       AFC Enterprises                                                               69,552
                           11,044       Activision, Inc. (a)                                                         151,745
                            3,900       American Greetings Class A                                                    85,683
                            5,665       Applebees International, Inc.                                                127,972
                            1,100       BJ's Restaurants, Inc. (a)                                                    25,146
                              430       Benihana, Inc. Class A (a)                                                     9,907
                              600       Blue Nile, Inc. (a)                                                           24,186
                            2,000       Bob Evans Farms, Inc.                                                         46,120
                              210       Bowl America, Inc. Class A                                                     2,867
                            3,700       Boyds Collection Ltd. (a)                                                        333
                            3,200       Brinker International, Inc.                                                  123,712
                            2,600       Buca, Inc. (a)                                                                14,170
                              500       Buffalo Wild Wings, Inc. (a)                                                  16,605
                            3,500       CBRL Group, Inc.                                                             123,025
                            2,250       CEC Entertainment, Inc. (a)                                                   76,590
                            2,300       CKE Restaurants, Inc.                                                         31,073
                            2,000       Cabela's, Inc. Class A (a)(f)                                                 33,200
                            1,100       California Pizza Kitchen, Inc. (a)                                            35,167
                            2,400       Centillium Communications, Inc. (a)                                            8,400
                            2,800       Champps Entertainment, Inc. (a)                                               18,088
                            2,600       Checkers Drive-In Restaurant (a)                                              39,416
                            4,417       The Cheesecake Factory (a)                                                   165,152

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,200       Cheniere Energy, Inc. (a)                                               $     81,884
                              200       Churchill Downs, Inc.                                                          7,346
                            1,800       Cosi, Inc. (a)                                                                14,940
                              700       Dave & Buster's, Inc. (a)                                                     12,327
                            5,200       Denny's Corp. (a)                                                             20,696
                            2,500       Domino's Pizza, Inc.                                                          60,500
                            6,000       Dover Motorsports, Inc.                                                       36,660
                            1,200       Drew Industries, Inc. (a)                                                     33,828
                            1,200       EMAK Worldwide, Inc. (a)                                                       8,351
                            2,500       Famous Dave's of America, Inc. (a)                                            28,175
                            1,100       Forward Industries, Inc. (a)(f)                                                9,790
                            1,300       Gaming Partners International Corp.                                           14,547
                            1,500       Handleman Co.                                                                 18,630
                            2,118       Hibbett Sporting Goods, Inc. (a)                                              60,321
                            4,300       Hollywood Media Corp. (a)                                                     18,533
                              900       IHOP Corp.                                                                    42,219
                            6,900       International DisplayWorks, Inc. (a)                                          40,986
                            3,000       International Speedway Corp. Class A                                         143,700
                            2,800       Isle of Capri Casinos, Inc. (a)                                               68,208
                            2,200       Jack in the Box, Inc. (a)                                                     76,846
                            2,513       Jakks Pacific, Inc. (a)                                                       52,622
                              300       Kreisler Manufacturing Corp. (a)                                               2,070
                            3,600       Krispy Kreme Doughnuts, Inc. (a)(f)                                           20,664
                            2,000       Lancaster Colony Corp.                                                        74,100
                            1,700       Landry's Restaurants, Inc.                                                    45,407
                              300       Lazare Kaplan International, Inc. (a)                                          2,361
                            2,100       Leapfrog Enterprises, Inc. (a)                                                24,465
                              800       Lenox Group, Inc. (a)                                                         10,592
                            1,100       Lodgenet Entertainment Corp. (a)                                              15,334
                            1,900       Lone Star Steakhouse & Saloon, Inc.                                           45,106
                            1,100       Luby's, Inc. (a)                                                              14,630
                            6,100       Marvel Entertainment, Inc. (a)                                                99,918
                            5,200       Midway Games, Inc. (a)(f)                                                     98,644
                            1,400       Movado Group, Inc.                                                            25,620
                            2,505       O'Charleys, Inc. (a)                                                          38,853
                            4,300       Outback Steakhouse, Inc.                                                     178,923
                            1,495       PF Chang's China Bistro, Inc. (a)                                             74,197
                            1,200       Panera Bread Co. Class A (a)                                                  78,816
                            1,700       Papa John's International, Inc. (a)                                          100,827
                              900       Peco II, Inc. (a)                                                              1,530
                            5,800       Penn National Gaming, Inc. (a)                                               191,110
                            1,170       RC2 Corp. (a)                                                                 41,558
                            2,900       Rare Hospitality International, Inc. (a)                                      88,131
                              800       Red Robin Gourmet Burgers, Inc. (a)                                           40,768
                            2,500       Regis Corp.                                                                   96,425
                            3,200       Ruby Tuesday, Inc.                                                            82,848
                            1,300       Russ Berrie & Co., Inc.                                                       14,846
                            2,600       Ryan's Restaurant Group, Inc. (a)                                             31,356
                            3,400       Samsonite Corp. (a)                                                            2,108
                           20,800       Service Corp. International                                                  170,144
                              400       Servotronics, Inc. (a)                                                         1,856
                            4,425       Sonic Corp. (a)                                                              130,538
                            3,600       Sotheby's Holdings Class A (a)                                                66,096

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              800       The Steak n Shake Co. (a)                                               $     13,560
                              510       Steinway Musical Instruments (a)                                              13,010
                            5,800       Stewart Enterprises, Inc. Class A                                             31,378
                            4,350       THQ, Inc. (a)                                                                103,748
                            4,400       Take-Two Interactive Software, Inc. (a)                                       77,880
                            2,400       The Topps Co., Inc.                                                           17,832
                            3,300       Traffix, Inc.                                                                 16,896
                            2,400       Trans World Entertainment Corp. (a)                                           13,680
                            4,600       Triarc Cos.                                                                   68,310
                            4,555       Tupperware Corp.                                                             102,032
                            7,100       Warner Music Group Corp.                                                     136,817
                            2,300       World Wrestling Entertainment, Inc.                                           33,764
                            3,090       Youbet.com, Inc. (a)                                                          14,616
                                                                                                                ------------
                                                                                                                   4,632,582
----------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.6%     800       AM Castle & Co. (a)                                                           17,472
                            1,637       Aleris International, Inc. (a)                                                52,777
                            1,100       Brush Engineered Materials, Inc. (a)                                          17,490
                            2,200       Century Aluminum Co. (a)                                                      57,662
                           17,500       Coeur d'Alene Mines Corp. (a)                                                 70,000
                            3,400       Commercial Metals Co.                                                        127,636
                            1,327       Encore Wire Corp. (a)                                                         30,203
                           14,700       Hecla Mining Co. (a)                                                          59,682
                           10,800       Kaiser Aluminum Corp. (a)                                                        324
                            1,300       Minerals Technologies, Inc.                                                   72,657
                            2,600       Mueller Industries, Inc.                                                      71,292
                            2,100       RTI International Metals, Inc. (a)                                            79,695
                            1,400       Reliance Steel & Aluminum Co.                                                 85,568
                            8,800       Southern Copper Corp.                                                        589,424
                            4,784       Stillwater Mining Co. (a)                                                     55,351
                            1,900       Titanium Metals Corp. (a)(f)                                                 120,194
                              900       Wolverine Tube, Inc. (a)                                                       4,554
                                                                                                                ------------
                                                                                                                   1,511,981
----------------------------------------------------------------------------------------------------------------------------
Optical Photo &             1,000       August Technology Corp. (a)                                                   10,990
Equipment - 0.2%            1,900       CPI Corp.                                                                     35,549
                            1,100       Cyberoptics Corp. (a)(f)                                                      14,828
                            2,000       Imation Corp.                                                                 92,140
                            9,230       Ingram Micro, Inc. Class A (a)                                               183,954
                            2,095       LaserCard Corp. (a)(f)                                                        31,404
                            7,200       Lexar Media, Inc. (a)                                                         59,112
                              200       Meade Instruments Corp. (a)                                                      546
                              300       Panavision, Inc. (a)                                                             900
                            1,900       Photronics, Inc. (a)                                                          28,614
                              100       StockerYale, Inc. (a)                                                             96
                            1,600       Zomax, Inc. (a)                                                                3,328
                            1,100       Zygo Corp. (a)                                                                16,159
                                                                                                                ------------
                                                                                                                     477,620
----------------------------------------------------------------------------------------------------------------------------
Paper & Forest                200       Badger Paper Mills, Inc. (a)                                                      12
Products - 0.4%               900       Bowater, Inc.                                                                 27,648
                              200       Buckeye Technologies, Inc. (a)                                                 1,610
                              604       CSS Industries, Inc.                                                          18,561
                            1,700       Caraustar Industries, Inc. (a)                                                14,773
                              600       Chesapeake Corp.                                                              10,188
                              700       Deltic Timber Corp.                                                           36,302
                              480       Kadant, Inc. (a)                                                               8,880

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,900       Longview Fibre Co.                                                      $     60,349
                            1,000       Lydall, Inc. (a)                                                               8,150
                            1,700       Neenah Paper, Inc.                                                            47,600
                            2,400       P.H. Glatfelter Co.                                                           34,056
                            5,100       Packaging Corp. of America                                                   117,045
                              900       Pope & Talbot, Inc.                                                            7,497
                              300       Potlatch Corp.                                                                15,294
                            4,371       Rayonier, Inc.                                                               174,184
                              900       Rock-Tenn Co. Class A                                                         12,285
                           15,780       Smurfit-Stone Container Corp. (a)                                            223,603
                            1,400       Universal Forest Products, Inc.                                               77,350
                            3,100       Wausau Paper Corp.                                                            36,735
                                                                                                                ------------
                                                                                                                     932,122
----------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.2%       5,023       AGCO Corp. (a)                                                                83,231
                              500       Aaon, Inc. (a)                                                                 8,960
                            1,800       Actuant Corp. Class A                                                        100,440
                            4,400       Aeroflex, Inc. (a)                                                            47,300
                              600       Alamo Group, Inc.                                                             12,300
                            1,700       Albany International Corp. Class A                                            61,472
                              115       Allied Motion Technologies, Inc. (a)                                             480
                              900       American Vanguard Corp.                                                       21,150
                            4,500       Ametek, Inc.                                                                 191,430
                            1,800       Applied Industrial Technologies, Inc.                                         60,642
                            2,300       Aptargroup, Inc.                                                             120,060
                              200       Arotech Corp. (a)                                                                 74
                            1,100       Astec Industries, Inc. (a)                                                    35,926
                            3,100       BE Aerospace, Inc. (a)                                                        68,200
                            1,800       Baldor Electric Co.                                                           46,170
                            1,600       Barnes Group, Inc.                                                            52,800
                            1,000       Blount International, Inc. (a)                                                15,930
                            2,600       Blyth, Inc.                                                                   54,470
                            3,000       Briggs & Stratton Corp.                                                      116,370
                              600       CIRCOR International, Inc.                                                    15,396
                              900       Cantel Medical Corp. (a)                                                      16,146
                           14,400       Capstone Turbine Corp. (a)                                                    43,056
                              200       Catalyst Semiconductor, Inc. (a)                                                 970
                            1,100       Cherokee International Corp. (a)                                               5,071
                              100       Chicago Rivet & Machine Co.                                                    2,000
                            3,000       Clarcor, Inc.                                                                 89,130
                            3,485       Cognex Corp.                                                                 104,864
                            2,400       Columbus McKinnon Corp. (a)                                                   52,752
                            1,900       Comfort Systems USA, Inc.                                                     17,480
                            1,800       Concord Camera Corp. (a)                                                       2,142
                            1,900       Cryo-Cell International, Inc. (a)                                              6,460
                              600       Culp, Inc. (a)                                                                 2,838
                            1,200       Curtiss-Wright Corp.                                                          65,520
                            2,000       DiamondCluster International, Inc. Class A (a)                                15,880
                            5,500       Distributed Energy Systems Corp. (a)                                          41,580
                              800       Duratek, Inc. (a)                                                             11,944
                            1,600       Dynamic Materials Corp. (f)                                                   48,960
                              200       The Eastern Co.                                                                3,902
                            4,900       Evergreen Solar, Inc. (a)(f)                                                  52,185
                            2,100       FMC Corp. (a)                                                                111,657
                            1,600       The Fairchild Corp. (a)                                                        4,080

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            8,690       Fastenal Co.                                                            $    340,561
                            4,220       Fedders Corp.                                                                  7,258
                            4,000       Federal Signal Corp.                                                          60,040
                            1,600       Flanders Corp. (a)                                                            19,456
                            2,800       Flowserve Corp. (a)                                                          110,768
                            1,840       Foster Wheeler Ltd. (a)                                                       67,675
                              700       Franklin Electric Co., Inc.                                                   27,678
                            1,500       Gardner Denver, Inc. (a)                                                      73,950
                              125       The Gorman-Rupp Co.                                                            2,764
                            4,687       Graco, Inc.                                                                  170,982
                            5,800       GrafTech International Ltd. (a)                                               36,076
                              700       HI Shear Technology Corp. (a)                                                  1,960
                            3,300       HNI Corp.                                                                    181,269
                              200       Hardinge, Inc.                                                                 3,450
                            2,400       Harsco Corp.                                                                 162,024
                            4,690       Herman Miller, Inc.                                                          132,211
                            1,700       Hexcel Corp. (a)                                                              30,685
                            3,500       Hubbell, Inc. Class B                                                        157,920
                            3,800       Hughes Supply, Inc.                                                          136,230
                            3,150       IDEX Corp.                                                                   129,497
                              100       Ibis Technology Corp. (a)                                                        350
                              400       Inplay Technologies, Inc. (a)                                                  1,304
                              500       IntriCon Corp. (a)                                                             2,055
                            1,900       JLG Industries, Inc.                                                          86,754
                            4,500       Jacuzzi Brands, Inc. (a)                                                      37,800
                            3,075       Jarden Corp. (a)                                                              92,711
                            2,500       Kaydon Corp.                                                                  80,350
                            2,000       Kennametal, Inc.                                                             102,080
                            2,700       Knoll, Inc.                                                                   46,197
                            2,690       Kos Pharmaceuticals, Inc. (a)                                                139,154
                              600       LB Foster Co. Class A (a)                                                      8,924
                              700       Ladish Co., Inc. (a)                                                          15,645
                              600       Lawson Products, Inc.                                                         22,644
                            3,200       Lennox International, Inc.                                                    90,240
                              782       Libbey, Inc.                                                                   7,992
                            2,295       Lincoln Electric Holdings, Inc.                                               91,020
                            1,500       Lindsay Manufacturing Co.                                                     28,845
                            1,700       Lone Star Technologies (a)                                                    87,822
                            4,100       MSC Industrial Direct Co. Class A                                            164,902
                            1,700       Magnetek, Inc. (a)                                                             5,525
                            1,700       Manitowoc Co.                                                                 85,374
                              900       Material Sciences Corp. (a)                                                   12,690
                            1,400       Matthews International Corp. Class A                                          50,974
                            2,500       Maverick Tube Corp. (a)                                                       99,650
                            2,300       Merix Corp. (a)                                                               16,629
                            5,160       Micrel, Inc. (a)                                                              59,856
                              500       Middleby Corp. (a)                                                            43,250
                            4,356       Milacron, Inc. (a)                                                             5,489
                              900       Modtech Holdings, Inc. (a)                                                     8,406
                            2,325       Moog, Inc. Class A (a)                                                        65,984
                              400       NACCO Industries, Inc. Class A                                                46,860
                              800       NATCO Group, Inc. Class A (a)                                                 16,368
                            1,000       NN, Inc.                                                                      10,600
                            2,000       Nordson Corp.                                                                 81,020

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,500       Oceaneering International, Inc. (a)                                     $     74,670
                            3,850       Pentair, Inc.                                                                132,902
                            4,307       Plug Power, Inc. (a)                                                          22,095
                            1,600       Possis Medical, Inc. (a)                                                      15,920
                            7,050       Precision Castparts Corp.                                                    365,261
                            3,140       Presstek, Inc. (a)                                                            28,386
                            2,600       Raytech Corporation (a)                                                        3,276
                            2,505       Regal-Beloit Corp.                                                            88,677
                              800       Research Frontiers, Inc. (a)                                                   4,040
                              400       Riviera Holdings Corp. (a)                                                     6,556
                              800       Robbins & Myers, Inc.                                                         16,280
                              972       Ronson Corp.                                                                   1,351
                            5,400       Roper Industries, Inc.                                                       213,354
                              470       SI International, Inc. (a)                                                    14,368
                            2,948       SPX Corp.                                                                    134,930
                            7,200       Safeguard Scientifics, Inc. (a)                                               13,896
                            1,600       Sauer-Danfoss, Inc.                                                           30,096
                              500       Sequa Corp. Class A (a)                                                       34,525
                            3,400       The Shaw Group, Inc. (a)                                                      98,906
                            1,800       Sonic Solutions, Inc. (a)                                                     27,198
                              200       Spectrum Control, Inc. (a)                                                     1,242
                              700       Standex International Corp.                                                   19,432
                            6,700       Steelcase, Inc. Class A                                                      106,061
                            3,000       Stewart & Stevenson Services                                                  63,390
                            1,500       Sun Hydraulics, Inc.                                                          28,995
                            2,500       T-3 Energy Services Inc. (a)                                                  24,265
                              765       TRM Corp. (a)                                                                  5,699
                            1,500       Technology Research Corp.                                                      6,375
                            1,600       Tecumseh Products Co. Class A                                                 36,656
                            2,300       Teleflex, Inc.                                                               149,454
                              500       Tennant Co.                                                                   26,000
                            2,500       Tenneco, Inc. (a)                                                             49,025
                            3,104       Terex Corp. (a)                                                              184,378
                            2,500       ThermoGenesis Corp. (a)                                                       11,600
                            5,400       Timken Co.                                                                   172,908
                            2,700       Trinity Industries, Inc.                                                     118,989
                              800       Triumph Group, Inc. (a)                                                       29,288
                            2,500       TurboChef Technologies, Inc. (a)(f)                                           35,900
                              100       Twin Disc, Inc.                                                                4,469
                            2,100       Tyler Technologies, Inc. (a)                                                  18,438
                            7,540       Valhi, Inc.                                                                  139,490
                            1,100       Valmont Industries, Inc.                                                      36,806
                              700       Watsco, Inc.                                                                  41,867
                            1,900       Watts Water Technologies, Inc. Class A                                        57,551
                              700       Woodhead Industries, Inc.                                                      9,709
                              600       Woodward Governor Co.                                                         51,606
                            1,100       X-Rite, Inc.                                                                  11,000
                                                                                                                ------------
                                                                                                                   8,146,616
----------------------------------------------------------------------------------------------------------------------------
Railroads &                 2,700       Alexander & Baldwin, Inc.                                                    146,448
Shipping - 0.4%               300       American Commercial Lines, Inc. (a)                                            9,087
                            4,600       Diamondhead Casino Corp. (a)                                                   7,682
                            1,800       Florida East Coast Industries, Inc.                                           76,266
                            1,600       Freightcar America, Inc.                                                      76,928
                            2,800       GATX Corp.                                                                   101,024

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,600       General Maritime Corp.                                                  $     59,264
                            1,300       Genesee & Wyoming, Inc. Class A (a)                                           48,815
                            1,900       Greenbrier Cos., Inc.                                                         53,960
                              100       Hornbeck Offshore Services, Inc. (a)                                           3,270
                              300       International Shipholding Corp. (a)                                            4,665
                            3,700       Kansas City Southern (a)                                                      90,391
                            2,100       Maritrans, Inc.                                                               54,642
                            1,100       Martin Midstream Partners LP                                                  32,670
                            5,300       OMI Corp. New Shares                                                          96,195
                            2,300       Overseas Shipholding Group                                                   115,897
                            2,100       RailAmerica, Inc. (a)                                                         23,079
                            1,800       SCS Transportation, Inc. (a)                                                  38,250
                            1,800       Ship Finance International Ltd.                                               30,420
                            2,100       Westinghouse Air Brake Technologies Corp.                                     56,490
                                                                                                                ------------
                                                                                                                   1,125,443
----------------------------------------------------------------------------------------------------------------------------
Real Property - 5.6%        4,800       AMB Property Corp.                                                           236,016
                            1,450       AMLI Residential Properties Trust                                             55,173
                            3,200       Acadia Realty Trust                                                           64,160
                            2,400       Affordable Residential Communities                                            22,872
                              200       Alexander's, Inc. (a)                                                         49,100
                            1,100       Alexandria Real Estate Equities, Inc.                                         88,550
                            2,700       America Retirement Corp. (a)                                                  67,851
                              400       American Land Lease, Inc.                                                      9,468
                              500       American Mortgage Acceptance Co.                                               7,295
                            1,800       American Real Estate Partners LP                                              69,390
                              500       American Realty Investors, Inc. (a)                                            4,010
                            4,400       Amerivest Properties, Inc.                                                    18,348
                            7,700       Annaly Mortgage Management, Inc.                                              84,238
                            3,200       Anthracite Capital, Inc.                                                      33,696
                            2,700       Anworth Mortgage Asset Corp.                                                  19,710
                            4,250       Arden Realty, Inc.                                                           190,528
                            4,400       Associated Estates Realty Corp.                                               39,776
                            4,545       AvalonBay Communities, Inc.                                                  405,641
                              500       Avatar Holdings, Inc. (a)(f)                                                  27,460
                            3,235       BRE Properties                                                               147,128
                              300       BRT Realty Trust                                                               7,155
                            1,000       Bedford Property Investors                                                    21,940
                              400       Big 5 Sporting Goods Corp.                                                     8,756
                              500       BioMed Realty Trust, Inc.                                                     12,200
                            6,420       Boston Properties, Inc.                                                      475,915
                            1,000       Boykin Lodging Co. (a)                                                        12,220
                            2,720       Brandywine Realty Trust                                                       75,915
                            3,900       CB Richard Ellis Group, Inc. (a)                                             229,515
                            4,300       CBL & Associates Properties, Inc.                                            169,893
                              400       California Coastal Communities, Inc. (a)                                      15,692
                            3,557       Camden Property Trust                                                        206,021
                            8,600       Capital Title Group, Inc.                                                     47,558
                            2,500       Capstead Mortgage Corp.                                                       14,525
                            4,000       CarrAmerica Realty Corp.                                                     138,520
                            1,100       Cedar Shopping Centers, Inc.                                                  15,477
                            3,100       Centerpoint Properties Trust                                                 153,388
                              600       CentraCore Properties Trust                                                   16,122
                            2,500       Colonial Properties Trust                                                    104,950

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            3,091       Commercial Net Lease Realty                                             $     62,964
                            2,000       Corporate Office Properties Trust                                             71,080
                            2,300       Cousins Properties, Inc.                                                      65,090
                            7,500       Crescent Real Estate EQT Co.                                                 148,650
                              900       Criimi MAE, Inc. (a)                                                          17,820
                            5,883       Developers Diversified Realty Corp.                                          276,619
                            8,875       Duke Realty Corp.                                                            296,425
                            1,200       Eastgroup Properties                                                          54,192
                              900       Education Realty Trust, Inc.                                                  11,601
                            1,800       Entertainment Properties Trust                                                73,350
                            5,200       Equity Inns, Inc.                                                             70,460
                            1,600       Equity Lifestyle Properties, Inc.                                             71,200
                            2,955       Equity One, Inc.                                                              68,320
                            1,400       Essex Property Trust, Inc.                                                   129,080
                            3,340       Federal Realty Investment Trust                                              202,571
                            3,500       FelCor Lodging Trust, Inc.                                                    60,235
                            2,300       Fieldstone Investment Corp.                                                   27,278
                            1,127       First Acceptance Corp. (a)                                                    11,597
                            3,000       First Industrial Realty Trust, Inc.                                          115,500
                            1,100       First Potomac Realty Trust                                                    29,260
                            6,100       Forest City Enterprises, Inc. Class A                                        231,373
                            1,400       GMH Communities Trust                                                         21,714
                           15,030       General Growth Properties, Inc.                                              706,260
                            1,000       Getty Realty Corp.                                                            26,290
                            2,400       Gladstone Commercial Corp.                                                    39,576
                            1,100       Glenborough Realty Trust, Inc.                                                19,910
                            2,700       Glimcher Realty Trust                                                         65,664
                            3,200       Global Signal, Inc.                                                          138,112
                            1,400       Government Properties Trust, Inc.                                             13,062
                              322       Grubb & Ellis Co. (a)                                                          3,993
                           12,600       HRPT Properties Trust                                                        130,410
                            8,200       Health Care Property Investors, Inc.                                         209,592
                            3,300       Health Care REIT, Inc.                                                       111,870
                            3,000       Healthcare Realty Trust, Inc.                                                 99,810
                              100       Heartland Partners LP Class A (a)                                                 99
                            2,000       Heritage Property Investment Trust                                            66,800
                            2,900       Highland Hospitality Corp.                                                    32,045
                            3,950       Highwoods Properties, Inc.                                                   112,378
                            2,000       Home Properties, Inc.                                                         81,600
                           10,424       Homestore, Inc. (a)                                                           53,162
                            3,805       Hospitality Properties Trust                                                 152,581
                           20,200       Host Marriott Corp.                                                          382,790
                            5,700       IMPAC Mortgage Holdings, Inc.                                                 53,637
                            2,100       Inland Real Estate Corp.                                                      31,059
                            2,500       Innkeepers USA Trust                                                          40,000
                            2,600       Investors Real Estate Trust                                                   23,998
                            6,600       iStar Financial, Inc.                                                        235,290
                            1,900       Jones Lang LaSalle, Inc.                                                      95,665
                            1,400       Kilroy Realty Corp.                                                           86,660
                           14,200       Kimco Realty Corp.                                                           455,536
                              900       LTC Properties, Inc.                                                          18,927
                            1,700       LaSalle Hotel Properties                                                      62,424
                            1,700       Lexington Corporate Properties Trust                                          36,210

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            4,160       Liberty Property Trust                                                  $    178,256
                            4,670       Luminent Mortgage Capital, Inc.                                               35,072
                            4,800       MFA Mortgage Investments, Inc.                                                27,360
                            3,400       The Macerich Co.                                                             228,276
                            3,500       Mack-Cali Realty Corp.                                                       151,200
                            2,500       Maguire Properties, Inc.                                                      77,250
                            4,700       Meristar Hospitality Corp. (a)                                                44,180
                            1,200       Mid-America Apartment Communities, Inc.                                       58,200
                            3,400       The Mills Corp.                                                              142,596
                            1,100       Mission West Properties                                                       10,714
                            1,600       National Health Investors, Inc.                                               41,536
                              600       National Health Realty, Inc.                                                  11,142
                            4,000       Nationwide Health Properties, Inc.                                            85,600
                            3,545       New Century Financial Corp.                                                  127,868
                            5,900       New Plan Excel Realty Trust                                                  136,762
                            2,505       Newcastle Investment Corp.                                                    62,249
                              900       NorthStar Realty Finance Corp.                                                 9,171
                            1,700       Novastar Financial, Inc. (f)                                                  47,787
                            3,000       Omega Healthcare Investors, Inc.                                              37,770
                              200       Origen Financial, Inc.                                                         1,424
                              900       Orleans Homebuilders, Inc.                                                    16,515
                              700       PS Business Parks, Inc.                                                       34,440
                            2,809       Pan Pacific Retail Properties, Inc.                                          187,894
                              800       Parkway Properties, Inc.                                                      32,112
                            2,099       Pennsylvania Real Estate Investment Trust                                     78,419
                            2,400       Post Properties, Inc.                                                         95,880
                            2,600       Prentiss Properties Trust                                                    105,768
                            1,500       RAIT Investment Trust                                                         38,880
                            1,000       Ramco-Gershenson Properties Trust                                             26,650
                            1,300       Reading International, Inc. Class A (a)                                       10,127
                            5,000       Realty Income Corp.                                                          108,100
                            4,870       Reckson Associates Realty Corp.                                              175,223
                            1,500       Redwood Trust, Inc.                                                           61,890
                            3,500       Regency Centers Corp.                                                        206,325
                            2,600       SL Green Realty Corp.                                                        198,614
                            1,000       Saul Centers, Inc.                                                            36,100
                            1,500       Saxon Capital Inc.                                                            16,995
                            3,200       Senior Housing Properties Trust                                               54,112
                            2,900       Shurgard Storage Centers, Inc.                                               164,459
                              800       Sizeler Property Investors, Inc.                                              10,280
                              900       Sovran Self Storage, Inc.                                                     42,273
                            2,900       Spirit Finance Corp.                                                          32,915
                            4,500       The St. Joe Co.                                                              302,490
                            1,600       Stonemor Partners LP                                                          32,800
                            3,300       Strategic Hotel Capital, Inc.                                                 67,914
                              200       Stratus Properties, Inc. (a)                                                   4,600
                            1,000       Sun Communities, Inc.                                                         31,400
                            1,795       Sunset Financial Resources, Inc.                                              15,222
                            3,200       Sunstone Hotel Investors, Inc.                                                85,024
                            2,700       Tanger Factory Outlet Centers, Inc.                                           77,598
                            2,900       Taubman Centers, Inc.                                                        100,775
                            5,455       Thornburg Mortgage, Inc.                                                     142,921
                            2,200       Toreador Resources Corp. (a)                                                  46,354
                            1,000       The Town & Country Trust                                                      33,810

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,100       Trammell Crow Co. (a)                                                   $     53,865
                              100       Transcontinental Realty Investors, Inc. (a)                                    1,665
                            7,900       Trizec Properties, Inc.                                                      181,068
                            3,400       Trustreet Properties, Inc.                                                    49,708
                            1,300       U-Store-It Trust                                                              27,365
                            7,565       United Dominion Realty Trust, Inc.                                           177,324
                            1,500       Universal Health Realty Income Trust                                          47,010
                            1,300       Urstadt Biddle Properties, Inc.                                               20,423
                              900       Urstadt Biddle Properties, Inc. Class A                                       14,589
                            6,500       Ventas, Inc.                                                                 208,130
                            2,000       Washington Real Estate Investment Trust                                       60,700
                            5,375       Weingarten Realty Investors                                                  203,229
                            1,300       Winston Hotels, Inc.                                                          12,870
                                                                                                                ------------
                                                                                                                  14,315,199
----------------------------------------------------------------------------------------------------------------------------
Retail - 3.1%                 600       1-800 Contacts, Inc. (a)                                                       7,026
                            3,670       1-800-FLOWERS.COM, Inc. Class A (a)                                           23,561
                            3,966       99 Cents Only Stores (a)                                                      41,484
                            1,100       AC Moore Arts & Crafts, Inc. (a)                                              16,005
                            2,275       Aaron Rents, Inc.                                                             47,957
                            3,800       Abercrombie & Fitch Co. Class A                                              247,684
                              600       Able Energy, Inc. (a)(f)                                                       3,894
                            4,400       Advance Auto Parts (a)                                                       191,224
                            5,200       Alloy, Inc. (a)                                                               15,028
                            6,010       American Eagle Outfitters                                                    138,110
                            2,375       AnnTaylor Stores Corp. (a)                                                    81,985
                              200       Arden Group, Inc. Class A                                                     18,198
                              400       Asbury Automotive Group, Inc. (a)                                              6,584
                            2,100       BJ's Wholesale Club, Inc. (a)                                                 62,076
                            4,000       Barnes & Noble, Inc.                                                         170,680
                              151       Blair Corp.                                                                    5,880
                              400       Bluegreen Corp. (a)                                                            6,320
                            2,100       The Bombay Co., Inc. (a)                                                       6,216
                            1,000       The Bon-Ton Stores, Inc.                                                      19,130
                            4,500       Borders Group, Inc.                                                           97,515
                            2,598       Brightpoint, Inc. (a)                                                         72,043
                            2,200       Build-A-Bear Workshop, Inc. (a)(f)                                            65,208
                            2,700       Burlington Coat Factory Warehouse Corp.                                      108,567
                            6,000       Carmax, Inc. (a)                                                             166,080
                            3,000       Casey's General Stores, Inc.                                                  74,400
                            3,900       Casual Male Retail Group, Inc. (a)                                            23,907
                            1,950       The Cato Corp. Class A                                                        41,828
                            1,100       Central Garden and Pet Co. (a)                                                50,534
                            1,500       Charlotte Russe Holding, Inc. (a)                                             31,245
                            6,855       Charming Shoppes, Inc. (a)                                                    90,486
                            8,100       Chico's FAS, Inc. (a)                                                        355,833
                            1,605       The Children's Place Retail Stores, Inc. (a)                                  79,319
                            2,238       Christopher & Banks Corp.                                                     42,030
                            5,300       Claire's Stores, Inc.                                                        154,866
                            3,580       Coldwater Creek, Inc. (a)                                                    109,297
                            2,200       Cost Plus, Inc. (a)                                                           37,730
                              200       DEB Shops, Inc.                                                                5,946
                            2,500       DSW, Inc. Class A (a)                                                         65,550
                            6,605       Dollar Tree Stores, Inc. (a)                                                 158,124

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,953       Dress Barn, Inc. (a)                                                    $    114,015
                            3,400       drugstore.com, Inc. (a)                                                        9,690
                              120       eCost.com, Inc. (a)                                                              139
                            2,200       Escala Group, Inc. (a)(f)                                                     44,616
                            2,400       The Finish Line, Inc. Class A                                                 41,808
                              200       Flanigan's Enterprises, Inc.                                                   2,080
                            9,000       Foot Locker, Inc.                                                            212,310
                            2,250       Fred's, Inc.                                                                  36,608
                            2,200       GameStop Corp. Class A (a)(f)                                                 70,004
                            1,400       Gander Mountain Co. (a)(f)                                                     8,288
                            1,300       Genesco, Inc. (a)                                                             50,427
                            2,400       Great Atlantic & Pacific Tea Co. (a)                                          76,272
                            1,500       Guitar Center, Inc. (a)                                                       75,015
                            2,900       Gymboree Corp. (a)                                                            67,860
                            2,850       HOT Topic, Inc. (a)                                                           40,613
                            4,500       Hancock Fabrics, Inc.                                                         18,315
                            3,800       Insight Enterprises, Inc. (a)                                                 74,518
                            1,365       Jo-Ann Stores, Inc. (a)                                                       16,107
                            1,100       Kirkland's, Inc. (a)                                                           6,567
                            2,700       Linens 'N Things, Inc. (a)                                                    71,820
                            2,200       Longs Drug Stores Corp.                                                       80,058
                            3,400       Men's Wearhouse, Inc. (a)                                                    100,096
                            7,800       Michaels Stores, Inc.                                                        275,886
                            2,295       Movie Gallery, Inc.                                                           12,875
                            6,310       O'Reilly Automotive, Inc. (a)                                                201,983
                            1,200       Overstock.com, Inc. (a)(f)                                                    33,780
                            1,500       PC Connection, Inc. (a)                                                        8,070
                            3,400       PEP Boys-Manny, Moe & Jack                                                    50,626
                            8,900       PETsMART, Inc.                                                               228,374
                            4,325       Pacific Sunwear of California, Inc. (a)                                      107,779
                            3,700       Pathmark Stores, Inc. (a)                                                     36,963
                            2,400       Payless Shoesource, Inc. (a)                                                  60,240
                            3,400       Petco Animal Supplies, Inc. (a)                                               74,630
                            4,900       Pier 1 Imports, Inc.                                                          42,777
                              750       Pricesmart, Inc. (a)                                                           6,270
                              700       Provide Commerce, Inc. (a)                                                    23,177
                            4,800       Rent-A-Center, Inc. (a)                                                       90,528
                            2,000       Retail Ventures, Inc. (a)                                                     24,880
                           27,600       Rite Aid Corp. (a)                                                            96,048
                            8,700       Ross Stores, Inc.                                                            251,430
                            2,600       Ruddick Corp.                                                                 55,328
                              200       Ruth's Chris Steak House, Inc. (a)                                             3,620
                            8,000       Saks, Inc. (a)                                                               134,880
                            1,800       School Specialty, Inc. (a)                                                    65,592
                              900       Sharper Image Corp. (a)                                                        8,766
                              700       Shoe Carnival, Inc. (a)                                                       15,344
                            2,350       Stamps.com, Inc. (a)                                                          53,956
                            1,700       Stein Mart, Inc.                                                              30,855
                              700       Systemax, Inc. (a)                                                             4,368
                            3,400       Talbots, Inc.                                                                 94,588
                            2,200       Texas Roadhouse, Inc. Class A (a)                                             34,210
                            2,900       Too, Inc. (a)                                                                 81,809
                            2,700       Tractor Supply Co. (a)                                                       142,938
                            2,400       Tuesday Morning Corp.                                                         50,208

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            4,200       Under Armour, Inc. Class A (a)                                          $    160,902
                              400       Unifirst Corp.                                                                12,440
                            1,900       United Stationers, Inc. (a)                                                   92,150
                            7,100       Urban Outfitters, Inc. (a)                                                   179,701
                              500       VSI Holdings, Inc. (a)                                                             0
                            1,700       Weis Markets, Inc.                                                            73,168
                            2,400       West Marine, Inc. (a)                                                         33,552
                            4,675       The Wet Seal, Inc. Class A (a)(f)                                             20,757
                              900       Whitehall Jewellers, Inc. (a)                                                    810
                            2,945       Whole Foods Market, Inc.                                                     227,914
                            4,800       Williams-Sonoma, Inc. (a)                                                    207,120
                            2,300       Yankee Candle Co., Inc.                                                       58,880
                            3,900       Zale Corp. (a)                                                                98,085
                            1,500       Zumiez, Inc. (a)                                                              64,830
                                                                                                                ------------
                                                                                                                   7,789,863
----------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%    1,700       Chattem, Inc. (a)                                                             61,863
                            3,600       Church & Dwight Co., Inc.                                                    118,908
                            1,600       Elizabeth Arden, Inc. (a)                                                     32,096
                            7,080       The Estee Lauder Cos., Inc. Class A                                          237,038
                            1,200       Inter Parfums, Inc.                                                           21,552
                            4,300       Nu Skin Enterprises, Inc. Class A                                             75,594
                            1,700       Parlux Fragrances, Inc. (a)(f)                                                51,901
                            3,600       Playtex Products, Inc. (a)                                                    49,212
                           15,187       Revlon, Inc. Class A (a)                                                      47,080
                                                                                                                ------------
                                                                                                                     695,244
----------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                6,500       AK Steel Holding Corp. (a)                                                    51,675
                              200       Ampco-Pittsburgh Corp.                                                         2,902
                            1,400       Carpenter Technology Corp.                                                    98,658
                            1,300       Chaparral Steel Co. (a)                                                       39,325
                            1,300       Cleveland-Cliffs, Inc.                                                       115,141
                            1,400       Cold Metal Products, Inc. (a)                                                      1
                              600       Friedman Industries                                                            3,534
                            1,700       Gibraltar Industries, Inc.                                                    38,998
                              600       NS Group, Inc. (a)                                                            25,086
                              300       Northwest Pipe Co. (a)                                                         8,040
                            1,905       Olympic Steel, Inc. (a)                                                       47,339
                              500       Omega Flex, Inc. (a)                                                           8,695
                            2,100       Oregon Steel Mills, Inc. (a)                                                  61,782
                            1,500       Quanex Corp.                                                                  74,955
                              600       Roanoke Electric Steel Corp.                                                  14,160
                            3,100       Ryerson, Inc.                                                                 75,392
                            2,750       Schnitzer Steel Industries, Inc. Class A                                      84,123
                              400       Shiloh Industries, Inc. (a)                                                    5,304
                            2,800       Steel Dynamics, Inc.                                                          99,428
                            2,000       Steel Technologies, Inc.                                                      55,980
                            4,700       Worthington Industries, Inc.                                                  90,287
                                                                                                                ------------
                                                                                                                   1,000,805
----------------------------------------------------------------------------------------------------------------------------
Technology - 0.0%              53       Splinex Technology, Inc. (a)                                                      13
----------------------------------------------------------------------------------------------------------------------------
Telephone - 2.6%            2,280       Adtran, Inc.                                                                  67,807
                            9,908       Alamosa Holdings, Inc. (a)                                                   184,388
                            6,800       Alaska Communications Systems Group, Inc.                                     69,088
                           25,353       American Tower Corp. Class A (a)                                             687,066
                            3,305       Applied Digital Solutions, Inc. (a)                                            8,626
                              600       Applied Innovation, Inc. (a)                                                   1,986
                              700       Applied Signal Technology, Inc.                                               15,890

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                              200       Atlantic Tele-Network Inc.                                              $      8,380
                            2,200       Autobytel, Inc. (a)                                                           10,868
                            2,900       Boston Communications Group (a)                                                3,277
                              800       CT Communications, Inc.                                                        9,712
                            2,000       Carrier Access Corp. (a)                                                       9,880
                            3,155       CellStar Corp. (a)                                                             5,995
                            4,600       Centennial Communications Corp. (a)                                           71,392
                           12,400       Cincinnati Bell, Inc. (a)                                                     43,524
                            1,900       Commonwealth Telephone Enterprises, Inc.                                      64,163
                           12,386       Covad Communications Group, Inc. (a)(f)                                       12,138
                           13,440       Crown Castle International Corp. (a)                                         361,670
                            3,699       D&E Communications, Inc.                                                      30,813
                            2,000       Ditech Communications Corp. (a)                                               16,700
                           11,200       Dobson Communications Corp. Class A (a)                                       85,232
                              815       Equinix, Inc. (a)                                                             33,219
                            7,200       Extreme Networks (a)                                                          34,200
                            2,100       FairPoint Communications, Inc.                                                21,756
                                1       Fibernet Telecom Group, Inc. (a)                                                   2
                           24,500       Finisar Corp. (a)                                                             50,960
                            4,500       Fusion Telecommunications International, Inc. (a)                             12,060
                            3,400       General Communication Class A (a)                                             35,122
                            2,195       Global Crossing Ltd. (a)(f)                                                   35,186
                                6       GoAmerica, Inc. (a)                                                               23
                              100       Hector Communications Corp.                                                    2,830
                              800       HickoryTech Corp.                                                              6,312
                            1,600       ID Systems, Inc. (a)                                                          38,160
                            3,300       IDT Corp. Class B (a)                                                         38,610
                            3,000       InPhonic, Inc. (a)(f)                                                         26,070
                            2,500       Inter-Tel, Inc.                                                               48,925
                            3,200       Interdigital Communications Corp. (a)                                         58,624
                              300       Iowa Telecommunications Services, Inc.                                         4,647
                            1,400       j2 Global Communications, Inc. (a)                                            59,836
                            3,600       Leap Wireless International, Inc. (a)                                        136,368
                           39,780       Level 3 Communications, Inc. (a)(f)                                          114,169
                          164,845       Liberty Media Corp. Class A (a)                                            1,297,330
                           20,500       MCI, Inc.                                                                    404,465
                              300       NET2000 Communications, Inc. (a)                                                   0
                            8,800       NII Holdings, Inc. (a)                                                       384,384
                            5,422       NTL, Inc. (a)                                                                369,130
                           14,665       Nextel Partners, Inc. Class A (a)                                            409,740
                              600       North Pittsburgh Systems, Inc.                                                11,322
                            2,886       Novatel Wireless, Inc. (a)                                                    34,949
                              247       Optical Cable Corp. (a)                                                        1,348
                            2,080       Pegasus Communications Corp. Class A (a)                                       8,216
                            3,420       Price Communications Corp. (a)                                                50,855
                           29,100       Primus Telecommunications GP (a)                                              21,825
                            1,200       RCN Corp. (a)                                                                 28,140
                           14,400       Sonus Networks, Inc. (a)                                                      53,568
                              390       Stratos International, Inc. (a)                                                2,379
                            4,200       SunCom Wireless Holdings, Inc. Class A (a)                                    11,634
                            4,800       Sunrise Telecom, Inc.                                                          8,160
                              700       SureWest Communications                                                       18,459
                            2,700       Syniverse Holdings, Inc. (a)                                                  56,430
                            2,933       Talk America Holdings, Inc. (a)                                               25,312

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            2,900       Telephone & Data Systems, Inc.                                          $    104,487
                            3,400       Telephone & Data Systems, Inc. (Special Shares)                              117,674
                              200       Telular Corp. (a)                                                                657
                            5,800       Terremark Worldwide, Inc. (a)                                                 26,970
                            7,000       Time Warner Telecom, Inc. Class A (a)                                         68,950
                                4       Trinsic, Inc. (a)                                                                  3
                              175       Tut Systems, Inc. (a)                                                            523
                            5,500       US Cellular Corp. (a)                                                        271,700
                              500       US LEC Corp. Class A (a)                                                         855
                            1,600       USA Mobility, Inc.                                                            44,352
                            5,400       Ubiquitel, Inc. (a)                                                           53,406
                            1,700       Ulticom, Inc. (a)                                                             16,677
                            6,000       Utstarcom, Inc. (a)                                                           48,360
                            3,800       Valor Communications Group, Inc.                                              43,320
                            1,500       Warwick Valley Telephone Co.                                                  28,635
                                                                                                                ------------
                                                                                                                   6,549,889
----------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                200       American Biltrite, Inc. (a)                                                    2,170
Goods - 0.1%                1,100       Bandag, Inc.                                                                  46,937
                            1,900       Carlisle Cos., Inc.                                                          131,385
                            1,000       SRI/Surgical Express, Inc. (a)                                                 6,000
                                                                                                                ------------
                                                                                                                     186,492
----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%              5,100       Alliance One International, Inc.                                              19,890
                            4,100       Loews Corp. - Carolina Group                                                 180,359
                            1,000       M&F Worldwide Corp. (a)                                                       16,320
                              900       Schweitzer-Mauduit International, Inc.                                        22,302
                            1,845       Universal Corp.                                                               79,999
                            4,160       Vector Group Ltd.                                                             75,587
                                                                                                                ------------
                                                                                                                     394,457
----------------------------------------------------------------------------------------------------------------------------
Travel &                    4,038       All-American SportPark, Inc. (a)                                               1,010
Recreation - 2.1%           3,000       Alliance Gaming Corp. (a)                                                     39,060
                            1,200       Ambassadors Group, Inc.                                                       27,468
                            1,300       Amerco, Inc. (a)                                                              93,665
                              100       American Classic Voyages Co. (a)                                                   0
                            3,800       Ameristar Casinos, Inc.                                                       86,260
                            2,200       Aztar Corp. (a)                                                               66,858
                            4,800       Bally Total Fitness Holding Corp. (a)                                         30,144
                            5,000       Boyd Gaming Corp.                                                            238,300
                              600       Buckhead America Corp. (a)                                                         6
                            2,600       CKX, Inc. (a)                                                                 33,800
                            4,200       Callaway Golf Co.                                                             58,128
                            2,400       Cedar Fair, LP                                                                68,496
                            4,800       Choice Hotels International, Inc.                                            200,448
                            3,100       Dick's Sporting Goods, Inc. (a)                                              103,044
                            1,500       Dollar Thrifty Automotive Group (a)                                           54,105
                            2,989       Dover Downs Gaming & Entertainment, Inc.                                      42,294
                            5,600       Empire Resorts, Inc. (a)(f)                                                   42,280
                           20,777       Expedia, Inc. (a)                                                            497,817
                            1,000       Full House Resorts, Inc. (a)                                                   3,100
                              300       Great Wolf Resorts, Inc. (a)                                                   3,093
                              800       Hudson Hotels Corp. (a)                                                            0
                           12,000       Jameson Inns, Inc. (a)(f)                                                     25,800
                            1,392       K2, Inc. (a)                                                                  14,073
                            1,500       Kerzner International Ltd. (a)                                               103,125
                           20,600       Las Vegas Sands Corp. (a)                                                    813,082

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,100       Life Time Fitness, Inc. (a)                                             $     41,899
                           17,600       MGM Mirage (a)                                                               645,392
                            3,400       MTR Gaming Group, Inc. (a)                                                    35,394
                              900       Marcus Corp.                                                                  21,150
                              600       Marine Products Corp.                                                          6,294
                            2,300       Mikohn Gaming Corp. (a)                                                       22,701
                            1,100       Monarch Casino & Resort, Inc. (a)                                             24,860
                            2,200       Multimedia Games, Inc. (a)                                                    20,350
                            1,900       Orient Express Hotels Ltd. 'A'                                                59,888
                            3,400       Pinnacle Entertainment, Inc. (a)                                              84,014
                            2,300       President Casinos, Inc. (a)                                                      437
                              300       Red Lion Hotels Corp. (a)                                                      2,685
                            1,200       Rent-Way, Inc. (a)                                                             7,668
                           13,900       Royal Caribbean Cruises Ltd.                                                 626,334
                            3,350       SCP Pool Corp.                                                               124,687
                            5,500       Scientific Games Corp. Class A (a)                                           150,040
                            2,643       Shuffle Master, Inc. (a)                                                      66,445
                            6,900       Silverleaf Resorts, Inc. (a)                                                  22,494
                            5,300       Six Flags, Inc. (a)(f)                                                        40,863
                              200       Sonesta International Hotels Class A                                           5,400
                            2,300       Speedway Motorsports, Inc.                                                    79,741
                            1,592       The Sports Authority, Inc. (a)                                                49,559
                            3,600       Station Casinos, Inc.                                                        244,080
                            1,200       Stellent, Inc. (a)                                                            11,916
                            3,800       Sunterra Corp. (a)                                                            54,036
                            1,400       Travelzoo, Inc. (a)(f)                                                        30,800
                            1,700       Vail Resorts, Inc. (a)                                                        56,151
                            1,800       WMS Industries, Inc. (a)                                                      45,162
                                                                                                                ------------
                                                                                                                   5,225,896
----------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 1.1%   1,500       Arkansas Best Corp.                                                           65,520
                              300       BancTrust Financial Group, Inc.                                                6,030
                            9,600       CH Robinson Worldwide, Inc.                                                  355,488
                            2,700       CNF, Inc.                                                                    150,903
                            1,700       Celadon Group, Inc. (a)                                                       48,960
                            1,100       Central Freight Lines, Inc. (a)                                                1,958
                              900       Covenant Transport, Inc. Class A (a)                                          12,582
                            5,705       Expeditors International Washington, Inc.                                    385,145
                            1,900       Forward Air Corp.                                                             69,635
                              800       Frozen Food Express Industries (a)                                             8,824
                            2,000       HUB Group, Inc. Class A (a)                                                   70,700
                            4,581       Heartland Express, Inc.                                                       92,948
                            6,800       Hythiam, Inc. (a)                                                             41,820
                            9,400       JB Hunt Transport Services, Inc.                                             212,816
                            4,500       Knight Transportation, Inc.                                                   93,285
                            6,610       Laidlaw International, Inc.                                                  153,550
                            4,400       Landstar System, Inc.                                                        183,656
                            1,237       Marten Transport Ltd. (a)                                                     22,538
                            2,062       Old Dominion Freight Line (a)                                                 55,633
                              400       PAM Transportation Services (a)                                                7,116
                            2,200       Pacer International, Inc.                                                     57,332
                            1,100       Quality Distribution, Inc. (a)                                                 8,767
                            3,300       Sirva, Inc. (a)                                                               26,400
                            4,670       Swift Transportation Co., Inc. (a)                                            94,801
                            1,700       US Xpress Enterprises, Inc. Class A (a)                                       29,546

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

                           Shares
Industry                     Held       Common Stocks                                                              Value
----------------------------------------------------------------------------------------------------------------------------
                            1,900       USA Truck, Inc. (a)                                                     $     55,347
                            1,400       UTI Worldwide, Inc.                                                          129,976
                              400       Universal Truckload Services, Inc. (a)                                         9,200
                            1,800       Wabash National Corp.                                                         34,290
                            4,400       Werner Enterprises, Inc.                                                      86,680
                            3,229       Yellow Roadway Corp. (a)                                                     144,046
                                                                                                                ------------
                                                                                                                   2,715,492
----------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks
                                        (Cost - $173,036,247) - 92.6%                                            234,227,926
----------------------------------------------------------------------------------------------------------------------------

                                        Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%               50       ATSI Communications, Inc. Series H (a)(g)                                         11
----------------------------------------------------------------------------------------------------------------------------
                                        Total Preferred Stocks (Cost - $200) - 0.0%                                       11
----------------------------------------------------------------------------------------------------------------------------

                                        Rights
----------------------------------------------------------------------------------------------------------------------------
Apparel - 0.0%                300       dELiA*s, Inc. (h)                                                                300
----------------------------------------------------------------------------------------------------------------------------
                                        Total Rights (Cost - $0) -  0.0%                                                 300
----------------------------------------------------------------------------------------------------------------------------

                                        Warrants (d)
----------------------------------------------------------------------------------------------------------------------------
Technology - 0.0%             121       Optical Cable Corp. (expires 10/24/2007)                                          70
----------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%               46       Spectrasite, Inc. (expires 2/10/2010)                                          5,750
----------------------------------------------------------------------------------------------------------------------------
                                        Total Warrants (Cost - $253) - 0.0%                                            5,820
----------------------------------------------------------------------------------------------------------------------------

             Beneficial Interest/
                      Shares Held       Other Interests (e)
----------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%     600       PetroCorp Incorporated (Escrow Shares)                                             0
----------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%          $   600       High Speed Access Corp. (Liquidating Shares)                                       0
                          $16,016       McLeodUSA, Inc. (Litigation Trust Certificates)                                    0
                                                                                                                ------------
                                                                                                                           0
----------------------------------------------------------------------------------------------------------------------------
                                        Total Other Interests (Cost - $764) - 0.0%                                         0
----------------------------------------------------------------------------------------------------------------------------

                       Beneficial
                         Interest       Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------
                      $17,606,466       Merrill Lynch Liquidity Series, LLC
                                        Cash Sweep Series I (b)                                                   17,606,466
                       14,827,134       Merrill Lynch Liquidity Series, LLC
                                        Money Market Series (b)(c)                                                14,827,134
----------------------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities (Cost - $32,433,600) - 12.8%                  32,433,600
----------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $205,471,064+) - 105.4%                        266,667,657

                                        Liabilities in Excess of Other Assets - (5.4%)                           (13,712,974)
                                                                                                                ------------
                                        Net Assets - 100.0%                                                     $252,954,683
                                                                                                                ============

+ The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 206,346,499
                                                                  =============
      Gross unrealized appreciation                               $  75,377,753
      Gross unrealized depreciation                                 (15,056,595)
                                                                  -------------
      Net unrealized appreciation                                 $  60,321,158
                                                                  =============

(a)   Non-income producing security.

Master Extended Market Index Series
Schedule of Investments as of December 31, 2005

(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------
      Affiliate                                                                Net            Interest
                                                                            Activity           Income
      ------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I              $ 7,654,431       $ 379,000
      Merrill Lynch Liquidity Series, LLC Money Market Series              $ 9,171,714       $  81,572
      ------------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.
(h)   The rights may be exercised until 1/27/2006.

      Financial futures contracts purchased as of December 31, 2005 were as follows:

      ------------------------------------------------------------------------------------------
      Number of                                                                      Unrealized
      Contracts          Issue                Expiration Date         Face Value    Depreciation
      ------------------------------------------------------------------------------------------
          19        Russell 2000 Index           March 2006          $ 6,563,656     $ (119,806)
          33        S&P MidCap 400 Index         March 2006           12,331,515        (68,715)
      ------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                            $ (188,521)
                                                                                     ==========

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      See Notes to Financial Statements.

Master Extended Market Index Series

Portfolio Information as of December 31, 2005 (unaudited)

--------------------------------------------------------------------------------
                                                                Percent of Total
Industry Representation                                           Investments
--------------------------------------------------------------------------------
Business Services                                                     12.7%
Drugs & Medicine                                                       9.2
Miscellaneous Finance                                                  8.4
Real Property                                                          5.4
Electronics                                                            4.9
Banks                                                                  4.4
Insurance                                                              4.1
Energy                                                                 3.2
Producer Goods                                                         3.1
Retail                                                                 2.9
Domestic Oil                                                           2.9
Food & Agriculture                                                     2.7
Energy & Utilities                                                     2.6
Media                                                                  2.6
Telephone                                                              2.5
Travel & Recreation                                                    2.0
Business Machines                                                      1.7
Non-Durables                                                           1.7
Chemicals                                                              1.7
Construction                                                           1.7
Trucking & Freight                                                     1.0
Motor Vehicles                                                         0.9
Apparel                                                                0.8
Non-Ferrous Metals                                                     0.6
Consumer Durables                                                      0.5
Aerospace                                                              0.5
Air Transport                                                          0.4
Railroads & Shipping                                                   0.4
Steel                                                                  0.4
Paper & Forest Products                                                0.3
International Oil                                                      0.3
Containers                                                             0.3
Soaps & Cosmetics                                                      0.3
Optical Photo & Equipment                                              0.2
Gold                                                                   0.2
Tobacco                                                                0.1
Finance                                                                0.1
Tires & Rubber Goods                                                   0.1
Liquor                                                                 0.0
Miscellaneous                                                          0.0
Technology                                                             0.0
Material Services                                                      0.0
Other*                                                                12.2
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                             Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

               As of December 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
Assets:        Investments in unaffiliated securities, at value (including securities
                loaned of $14,333,530) (identified cost-$173,037,464) ......................                        $234,234,057
               Investments in affiliated securities, at value
                (identified cost-$32,433,600) ..............................................                          32,433,600
               Cash on deposit for financial futures contracts .............................                             769,500
               Cash ........................................................................                              46,389
               Receivables:
                        Contributions ......................................................     $    660,470
                        Dividends ..........................................................          269,732
                        Securities sold ....................................................          241,397
                        Securities lending .................................................            8,232          1,179,831
                                                                                                 ------------
               Prepaid expenses and other assets ...........................................                               1,952
                                                                                                                    ------------
               Total assets ................................................................                         268,665,329
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:   Collateral on securities loaned, at value ...................................                          14,827,134
               Payables:
                    Withdrawals ............................................................          744,067
                    Securities purchased ...................................................           61,959
                    Variation margin .......................................................           57,954
                    Other affiliates .......................................................            2,491
                    Investment adviser .....................................................            1,959            868,430
                                                                                                 ------------
               Accrued expenses ............................................................                              15,082
                                                                                                                    ------------
               Total liabilities ...........................................................                          15,710,646
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets ..................................................................                        $252,954,683
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------
Net Assets     Investors' capital ..........................................................                        $191,946,611
Consist of:    Unrealized appreciation-net .................................................                          61,008,072
                                                                                                                    ------------
               Net assets ..................................................................                        $252,954,683
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF OPERATIONS

                    For the Year Ended December 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
Investment          Dividends (net of $2,077 foreign withholding tax) ........................                       $  2,561,539
Income:             Interest from affiliates .................................................                            379,000
                    Securities lending-net ...................................................                             81,572
                    Other ....................................................................                              3,643
                                                                                                                     ------------
                    Total income .............................................................                          3,025,754
                                                                                                                     ------------
---------------------------------------------------------------------------------------------------------------------------------
Expenses:           Professional fees ........................................................      $    67,625
                    Accounting services ......................................................           35,986
                    Investment advisory fees .................................................           22,835
                    Custodian fees ...........................................................           19,835
                    Printing and shareholder reports .........................................           13,599
                    Trustees' fees and expenses ..............................................            2,628
                    Other ....................................................................            7,892
                                                                                                    -----------
                    Total expenses ...........................................................                            170,400
                                                                                                                     ------------
                    Investment income-net ....................................................                          2,855,354
                                                                                                                     ------------
---------------------------------------------------------------------------------------------------------------------------------
Realized &          Realized gain on:
Unrealized Gain        Investments-net .......................................................        9,342,463
(Loss) - Net:          Futures contracts-net .................................................          306,652         9,649,115
                                                                                                    -----------
                    Change in unrealized appreciation/depreciation on:
                       Investments-net .......................................................       11,212,265
                       Futures contracts-net .................................................         (483,764)       10,728,501
                                                                                                    -----------      ------------
                    Total realized and unrealized gain-net ...................................                         20,377,616
                                                                                                                     ------------
                    Net Increase in Net Assets Resulting from Operations .....................                       $ 23,232,970
                                                                                                                     ============
---------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             For the
                                                                                                           Year Ended
                                                                                                           December 31,
                                                                                              -------------------------------------
                        Increase (Decrease) in Net Assets:                                        2005                   2004
-----------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income-net ............................................    $   2,855,354           $   2,093,497
                        Realized gain-net ................................................        9,649,115               6,369,682
                        Change in unrealized appreciation/depreciation-net ...............       10,728,501              24,206,768
                                                                                              -------------           -------------
                        Net increase in net assets resulting from operations .............       23,232,970              32,669,947
                                                                                              -------------           -------------
-----------------------------------------------------------------------------------------------------------------------------------
Capital                 Proceeds from contributions ......................................       81,418,423              78,308,788
Transactions:           Fair value of withdrawals ........................................      (69,688,115)            (65,469,029)
                                                                                              -------------           -------------
                        Net increase in net assets derived from capital transactions .....       11,730,308              12,839,759
                                                                                              -------------           -------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total increase in net assets .....................................       34,963,278              45,509,706
                        Beginning of year ................................................      217,991,405             172,481,699
                                                                                              -------------           -------------
                        End of year ......................................................    $ 252,954,683           $ 217,991,405
                                                                                              =============           =============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

                   The following ratios have                                   For the Year Ended December 31,
                   been derived from information provided      --------------------------------------------------------------
                   in the financial statements.                  2005          2004          2003          2002         2001
-----------------------------------------------------------------------   ---------------------------------------------------
Total Investment   Total investment return ...............        10.58%       18.43%        44.11%        (17.77%)     (9.03%)
Return:                                                        ========     ========      ========       ========    ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement ........          .07%         .09%          .12%           .08%        .08%
Average Net                                                    ========     ========      ========       ========    ========
Assets:            Expenses ..............................          .07%         .09%          .13%           .15%        .28%
                                                               ========     ========      ========       ========    ========
                   Investment income-net .................         1.25%        1.08%         1.09%          1.11%       1.33%
                                                               ========     ========      ========       ========    ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands)      $252,955     $217,991      $172,482       $ 93,763    $104,838
Data:                                                          ========     ========      ========       ========    ========
                   Portfolio turnover ....................        18.09%       22.90%        14.53%         28.14%      97.51%
                                                               ========     ========      ========       ========    ========
------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Extended Market Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series"), a diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment

Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments- The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of December 31, 2005, the Series lent securities with a value of $1,110 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended December 31, 2005, MLIM, LLC received $35,205 in securities lending agent fees from the Series.

For the year ended December 31, 2005, the Series reimbursed FAM $6,978 for certain accounting services.

In addition, MLPF&S received $1,929 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2005.

Certain officers and/or trustees of the Series are officers and/or trustees of FAM, PSI, ML & Co. and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2005 were $45,995,590 and $39,310,632, respectively.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2005. On November 23, 2005, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of the Quantitative Master Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 17, 2006

Officers and Trustees

                                                                                                        Number of
                                                                                                      Portfolios in   Other Public
                            Position(s)   Length                                                      Fund Complex   Directorships
                             Held with    Of Time                                                     Overseen by       Held by
    Name     Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Interested Trustees
====================================================================================================================================
Robert C.   P.O. Box 9011  President    2005 to    President of the MLIM/FAM-advised funds since    131 Funds       None
Doll, Jr.*  Princeton, NJ  and          present    2005; President of MLIM and FAM since 2001;      177 Portfolios
            08543-9011     Trustee                 Co-Head (Americas Region) thereof from 2000 to
            Age: 51                                2001 and Senior Vice President from 1999 to
                                                   2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services" since
                                                   2001; President of Princeton Administrators,
                                                   L.P. ("Princeton Administrators") since 2001;
                                                   Chief Investment Officer of Oppenheimer-Funds,
                                                   Inc. in 1999 and Executive Vice President
                                                   thereof from 1991 to 1999.

            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM act as an investment adviser. Mr. Doll is an "interested person," as described in the Investment
                  Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton
                  Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to    General Partner of The Burton Partnership,       23 Funds        Knology, Inc.,
Burton      Princeton, NJ               present    Limited partnership (an Investment Partnership)  42 Portfolios   (telecommu-
            08543-9095                             since 1979; Managing General Partner of The                      nications)
            Age: 61                                South Atlantic Venture Funds, since 1983;                        Symbion, Inc.
                                                   Member of the Investment Advisory Council of                     (healthcare)
                                                   the Florida State Board of Administration since
                                                   2001.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to    Professor of Finance and Economics, Graduate     23 Funds        None
Simon       Princeton, NJ               present    School of Business, Columbia University since    42 Portfolios
Hodrick     08543-9095                             1998.
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to    President and Chief Executive Officer of         23 Funds        ABIOMED (medical
Francis     Princeton, NJ               present    Allmerica Financial Corporation (financial       42 Portfolios   device
O'Brien     08543-9095                             services holding company) from 1995 to 2002 and                  manufacturer),
            Age: 62                                Director from 1995 to 2003; President of                         Cabot
                                                   Allmerica Investment Management Co., Inc.                        Corporation
                                                   (investment adviser) from 1989 to 2002;                          (chemicals), LKQ
                                                   Director from 1989 to 2002 and Chairman of the                   Corporation
                                                   Board from 1989 to 1990; President, Chief                        (auto parts
                                                   Executive Officer and Director of First                          manufacturing)
                                                   Allmerica Financial Life Insurance Company from                  and TJX
                                                   1989 to 2002 and Director of various other                       Companies, Inc.
                                                   Allmerica Financial companies until 2002;                        (retailer)
                                                   Director since 1989, Member of the Governance
                                                   Nominating Committee since 2004, Member of the
                                                   Compensation Committee of ABIOMED since 1989
                                                   and Member of the Audit Committee of ABIOMED
                                                   from 1990 to 2004; Director and Member of the
                                                   Governance and Nomination Committee of Cabot
                                                   Corporation and Member of the Audit Committee
                                                   since 1990; Director and Member of the Audit
                                                   Committee and Compensation Committee of LKQ
                                                   Corporation since 2003; Lead Director of TJX
                                                   Companies, Inc. since 1999; Trustee of the
                                                   Woods Hole Oceanographic Institute since 2003.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                                                      Portfolios in   Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Interested Trustees (concluded)
====================================================================================================================================
David H.    P.O. Box 9095  Trustee      2003 to    Consultant with Putnam Investments from 1993 to  23 Funds        None
Walsh       Princeton, NJ               present    2003 and employed in various capacities          42 Portfolios
            08543-9095                             therewith from 1973 to 1992; Director, The
            Age: 64                                National Audubon Society from 1998 to 2005;
                                                   Director, The American Museum of Fly Fishing
                                                   since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to    Managing Director of FGW Associates since 1997;  23 Funds        Watson
Weiss       Princeton, NJ               present    Vice President, Planning, Investment and         42 Portfolios   Pharmaceuticals,
            08543-9095                             Development of Warner Lambert Co. from 1979 to                   Inc.
            Age: 64                                1997; Director of Michael J. Fox Foundation for                  (pharmaceutical
                                                   Parkinson's Research since 2000; Director of                     company)
                                                   BTG International, Plc (a global technology
                                                   commercialization company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72
====================================================================================================================================
Trust Officers
====================================================================================================================================
Donald C.   P.O. Box 9011  Vice         1997 to    First Vice President of MLIM and FAM since 1997
Burke       Princeton, NJ  President    present    and Treasurer thereof since 1999; Senior Vice
            08543-9011     and          and        President and Treasurer of Princeton Services
            Age: 45        Treasurer    1999 to    since 1999 and Director since 2004; Vice
                                        present    President of FAM Distributors, Inc. ("FAMD")
                                                   since 1999 and Director since 2004; Vice
                                                   President of MLIM and FAM from 1990 to 1997;
                                                   Director of Taxation of MLIM from 1990 to 2001;
                                                   Vice President, Treasurer and Secretary of the
                                                   IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Vincent J.  P.O. Box 9011  Vice         2005 to    Managing Director of MLIM since 2005; Director
Costa       Princeton, NJ  President    present    of MLIM from 1999 to 2005.
            08543-9011
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to    Director of MLIM since 1999.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to    Director of MLIM since 2004; Vice President of
Russo       Princeton, NJ  President    present    MLIM from 1994 to 2004.
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to    Chief Compliance Officer of the
Hiller      Princeton, NJ  Compliance   present    MLIM/FAM-advised funds and First Vice President
            08534          Officer                 and Chief Compliance Officer of MLIM (Americas
            Age: 54                                Region) since 2004; Chief Compliance Officer of
                                                   the IQ Funds since 2004; Global Director of
                                                   Compliance at Morgan Stanley Investment
                                                   Management from 2002 to 2004; Managing Director
                                                   and Global Director of Compliance at Citigroup
                                                   Asset Management from 2000 to 2002; Chief
                                                   Compliance Officer at Soros Fund Management in
                                                   2000; Chief Compliance Officer at Prudential
                                                   Financial from 1995 to 2000; Senior Counsel in
                                                   the Division of Enforcement in Washington, D.C.
                                                   from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                                                                                                        Number of
                                                                                                      Portfolios in   Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years       Trustee         Trustee
====================================================================================================================================
Trust Officers (concluded)
====================================================================================================================================
Alice A.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2002;
Pellegrino  Princeton, NJ               present    Vice President of MLIM from 1999 to 2002;
            08543-9011                             Attorney associated with MLIM since 1997;
            Age: 45                                Secretary of MLIM, FAM, FAMD and Princeton
                                                   Services since 2004.



------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Trust serve at the pleasure of the Board of Trustees.

                  Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
                  Information, which can be obtained without charge by calling 1-800-637-3863.

------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick, (3) John F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $45,000
                                  Fiscal Year Ending December 31, 2004 - $43,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $8,700
                                  Fiscal Year Ending December 31, 2004 - $8,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,771
             Fiscal Year Ending December 31, 2004 - $11,962,355

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 21, 2006